UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00066
American Balanced Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class A
| ABALX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	0.56%
Management's discussion of fund performance
The fund’s Class A shares gained 14.95% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher e
qu
ity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, inv
est
ments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average an
nu
al total returns
	1 year	5 years	10 years
American Balanced Fund — Class A (with sales charge) *	8.35%	6.85%	7.50%
American Balanced Fund — Class A (without sales charge) *	14.95%	8.13%	8.14%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fu
nd
statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class C
| BALCX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 140	1.31%
Management's discussion of fund performance
The fund’s Class C shares gained 14.08% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class C (with sales charge) *	13.08%	7.32%	7.47%
American Balanced Fund — Class C (without sales charge) *	14.08%	7.32%	7.47%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any
market
index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional i
nfor
mation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class T
| TABFX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 32	0.30%
Management's discussion of fund performance
The fund’s Class T shares gained 15.21% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Balanced Fund — Class T (with sales charge) 2	12.33%	7.86%	8.55%
American Balanced Fund — Class T (without sales charge) 2	15.21%	8.40%	8.90%
S&P 500 Index 3	25.02%	14.53%	14.51%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	15.04%	8.67%	9.29%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.20%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones
Indi
ces LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class F-1
| BALFX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 66	0.61%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 14.87% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class F-1 *	14.87%	8.07%	8.07%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and
Bloo
mberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of
m
ost shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class F-2
|
AMBFX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 38	0.35%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 15.20% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class F-2 *	15.20%	8.36%	8.36%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones In dice
s LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most sha
reholde
r documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class F-3
| AFMBX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 27	0.25%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 15.32% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Balanced Fund — Class F-3 2	15.32%	8.47%	9.02%
S&P 500 Index 3	25.02%	14.53%	14.58%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	15.04%	8.67%	9.36%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.29%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lowe
r.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund st
ati
stics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-A
| CLBAX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.

You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 63	0.59%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 14.91% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class 529-A (with sales charge) *	10.88%	7.32%	7.69%
American Balanced Fund — Class 529-A (without sales charge) *	14.91%	8.09%	8.07%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tisti
cs
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-C
| CLBCX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 144	1.35%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 14.05% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class 529-C (with sales charge) *	13.05%	7.27%	7.67%
American Balanced Fund — Class 529-C (without sales charge) *	14.05%	7.27%	7.67%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributi
on
s are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund stat
isti
cs
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-E
| CLBEX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 89	0.83%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 14.62% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class 529-E *	14.62%	7.84%	7.82%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all
distribut
ions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund s
tatistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-T
| TAFBX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last
year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 39	0.36%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 15.17% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual tot
al re
turns
	1 year	5 years	Since inception 1
American Balanced Fund — Class 529-T (with sales charge) 2	12.30%	7.80%	8.49%
American Balanced Fund — Class 529-T (without sales charge) 2	15.17%	8.35%	8.85%
S&P 500 Index 3	25.02%	14.53%	14.51%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	15.04%	8.67%	9.29%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.20%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tis
tics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-F-1
| CLBFX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 45	0.42%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 15.09% for the year
ended
December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class 529-F-1 *	15.09%	8.28%	8.29%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results ass
ume
all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tistic
s
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-F-2
| FBAFX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs
for
the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 37	0.34%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 15.20% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Balanced Fund — Class 529-F-2 2	15.20%	9.76%
S&P 500 Index 3	25.02%	16.89%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	15.04%	9.25%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.84) %
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund stat
istic
s
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-F-3
| FBONX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last
year
? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 32	0.30%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 15.25% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Balanced Fund — Class 529-F-3 2	15.25%	9.81%
S&P 500 Index 3	25.02%	16.89%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	15.04%	9.25%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.84) %
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distri
bution
s are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-1
| RLBAX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.

You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 141	1.32%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 14.06% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration
of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-1 *	14.06%	7.31%	7.30%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
,
and
therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-2
| RLBBX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 141	1.32%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 14.08% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-2 *	14.08%	7.30%	7.31%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower
.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-2E
| RAMHX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 111	1.04%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 14.39% for the year ended
December
31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-2E *	14.39%	7.61%	7.65%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-3
| RLBCX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for
the
last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 95	0.89%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 14.57% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-3 *	14.57%	7.77%	7.77%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-4
| RLBEX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 64	0.60%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 14.91% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-4 *	14.91%	8.09%	8.09%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-5E
| RLEFX
for the year ended
December
31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 43	0.40%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 15.11% for the
year
ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Balanced Fund — Class R-5E 2	15.11%	8.31%	8.78%
S&P 500 Index 3	25.02%	14.53%	14.05%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	15.04%	8.67%	9.09%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.40%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-5
| RLBFX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at capitalgroup
.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (
800
) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 32	0.30%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 15.26% for the year ended December 31, 2024.
That
result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take
advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-5 *	15.26%	8.42%	8.42%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio
holdings
by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-011-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-6
| RLBGX
for the year ended December 31, 2024
This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What
were
the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 27	0.25%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 15.30% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. economic growth remained solid over the year,
driven
by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-6 *	15.30%	8.47%	8.47%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio
holdings
by
asset
type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-011-0225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Sharon I. Meers, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2024	258,000	43,000	15,000	None
December 31, 2023	12,000	32,000	12,000	None
Adviser and Affiliates2
December 31, 2024	Not Applicable	2,151,000	None	11,000
December 31, 2023	Not Applicable	1,979,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2024	2,219,000
December 31, 2023	2,023,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Balanced Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2024
Lit. No. MFGEFP4-011-0225 © 2025 Capital Group. All rights reserved.

Investment portfolio December 31, 2024

Common stocks 64.46%		Shares	Value (000)
Information technology 16.73%
	Broadcom, Inc.	61,185,321	$14,185,205
	Microsoft Corp.	18,485,423	7,791,606
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	24,727,995	4,883,532
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,657,000	86,760
	Apple, Inc.	12,398,711	3,104,885
	NVIDIA Corp.	16,055,308	2,156,067
	ASML Holding NV (ADR)	1,353,347	937,978
	ASML Holding NV	430,634	302,857
	Salesforce, Inc.	3,350,190	1,120,069
	Micron Technology, Inc.	12,899,000	1,085,580
	SK hynix, Inc.	8,365,421	949,242
	Applied Materials, Inc.	3,711,936	603,672
	Oracle Corp.	3,315,554	552,504
	KLA Corp.	687,091	432,950
	International Business Machines Corp.	1,810,130	397,921
	Shopify, Inc., Class A, subordinate voting shares[1]	3,474,397	369,433
	Accenture PLC, Class A	430,787	151,546
	TE Connectivity Public, Ltd. Co.	1,000,000	142,970
	Texas Instruments, Inc.	648,358	121,574
	Intel Corp.	5,425,000	108,771
	Advanced Micro Devices, Inc.[1]	104,741	12,652
			39,497,774

Financials 9.25%
	JPMorgan Chase & Co.	11,527,051	2,763,149
	Mastercard, Inc., Class A	4,567,884	2,405,311
	Visa, Inc., Class A	6,069,805	1,918,301
	Synchrony Financial[2]	20,920,082	1,359,805
	Fiserv, Inc.[1]	5,767,038	1,184,665
	Aon PLC, Class A	3,112,470	1,117,875
	Arthur J. Gallagher & Co.	3,445,191	977,917
	Blackstone, Inc.	5,511,823	950,349
	Apollo Asset Management, Inc.	4,944,116	816,570
	Chubb, Ltd.	2,794,830	772,212
	KKR & Co., Inc.	5,008,073	740,744
	Discover Financial Services	4,023,837	697,049
	HDFC Bank, Ltd.	25,725,403	532,124
	HDFC Bank, Ltd. (ADR)	1,557,147	99,439
	Brookfield Corp., Class A	10,789,548	619,860
	Blue Owl Capital, Inc., Class A	25,940,224	603,370
	Bank of America Corp.	10,006,405	439,781
	PNC Financial Services Group, Inc.	2,201,341	424,529
	Marsh & McLennan Companies, Inc.	1,848,645	392,671
	S&P Global, Inc.	702,159	349,696
	BlackRock, Inc.	318,394	326,389
	Fifth Third Bancorp	7,307,079	308,943
	Progressive Corp.	1,269,258	304,127
	East West Bancorp, Inc.	2,649,647	253,730
	American Express Co.	847,866	251,638
	Capital One Financial Corp.	1,305,219	232,747
	Morgan Stanley	1,843,572	231,774
	Citigroup, Inc.	3,000,000	211,170
	Truist Financial Corp.	4,175,699	181,142
	Goldman Sachs Group, Inc.	275,000	157,470
	CME Group, Inc., Class A	618,955	143,740
	Brookfield Asset Management, Ltd., Class A	1,377,250	74,633
			21,842,920

Health care 7.03%
	UnitedHealth Group, Inc.	6,950,493	3,515,976
	Eli Lilly and Co.	3,137,405	2,422,077
	Vertex Pharmaceuticals, Inc.[1]	4,925,687	1,983,574
	Gilead Sciences, Inc.	12,048,231	1,112,895
	AbbVie, Inc.	6,009,798	1,067,941
	CVS Health Corp.	20,431,339	917,163

1	American Balanced Fund

Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Amgen, Inc.	3,399,059	$885,931
	Abbott Laboratories	7,613,816	861,199
	AstraZeneca PLC	4,971,842	647,207
	Thermo Fisher Scientific, Inc.	816,600	424,820
	Danaher Corp.	1,815,878	416,835
	Regeneron Pharmaceuticals, Inc.[1]	455,342	324,354
	Molina Healthcare, Inc.[1]	1,076,569	313,335
	Bristol-Myers Squibb Co.	5,463,923	309,039
	Cigna Group (The)	941,627	260,021
	Novo Nordisk AS, Class B	2,558,882	220,236
	Illumina, Inc.[1]	1,309,145	174,941
	Elevance Health, Inc.	446,337	164,654
	Cooper Companies, Inc.[1]	1,720,000	158,120
	Pfizer, Inc.	4,947,147	131,248
	Merck & Co., Inc.	1,250,000	124,350
	Johnson & Johnson	716,797	103,663
	Centene Corp.[1]	1,043,319	63,204
			16,602,783

Industrials 6.90%
	TransDigm Group, Inc.	1,353,424	1,715,167
	General Electric Co.	8,125,929	1,355,324
	Ingersoll-Rand, Inc.	12,365,045	1,118,542
	Carrier Global Corp.	15,440,551	1,053,972
	GE Vernova, Inc.	2,318,864	762,744
	Southwest Airlines Co.	21,609,018	726,495
	Deere & Co.	1,639,229	694,541
	Boeing Co. (The)[1]	3,807,568	673,940
	RTX Corp.	5,456,143	631,385
	Quanta Services, Inc.	1,797,976	568,250
	Caterpillar, Inc.	1,450,151	526,057
	United Airlines Holdings, Inc.[1]	5,367,898	521,223
	Union Pacific Corp.	2,059,610	469,673
	L3Harris Technologies, Inc.	2,175,000	457,359
	United Rentals, Inc.	596,557	420,239
	AMETEK, Inc.	2,221,470	400,442
	Paychex, Inc.	2,821,252	395,596
	Rolls-Royce Holdings PLC[1]	53,589,420	381,285
	Dayforce, Inc.[1]	4,951,419	359,671
	Northrop Grumman Corp.	753,824	353,762
	Equifax, Inc.	1,117,153	284,706
	Airbus SE, non-registered shares	1,691,941	269,664
	Republic Services, Inc.	1,290,572	259,637
	CSX Corp.	7,209,374	232,647
	Lennox International, Inc.	358,675	218,541
	Honeywell International, Inc.	950,000	214,596
	Lockheed Martin Corp.	425,000	206,525
	Norfolk Southern Corp.	792,952	186,106
	United Parcel Service, Inc., Class B	1,404,000	177,044
	FedEx Corp.	525,335	147,792
	Johnson Controls International PLC	1,550,000	122,342
	FTAI Aviation, Ltd.	793,878	114,350
	ABB, Ltd.	1,360,551	73,186
	Waste Connections, Inc.	415,398	71,274
	Eaton Corp. PLC	186,259	61,814
	PACCAR, Inc.	565,375	58,810
			16,284,701

Communication services 6.82%
	Alphabet, Inc., Class C	22,188,319	4,225,543
	Alphabet, Inc., Class A	12,437,895	2,354,494
	Meta Platforms, Inc., Class A	7,734,987	4,528,912
	Netflix, Inc.[1]	1,729,192	1,541,263
	Charter Communications, Inc., Class A1	3,244,134	1,111,992
	Comcast Corp., Class A	24,922,522	935,342
	AT&T, Inc.	19,306,799	439,616
	Walt Disney Co. (The)	3,000,000	334,050
	T-Mobile US, Inc.	1,162,753	256,655

American Balanced Fund	2

Common stocks (continued)		Shares	Value (000)
Communication services (continued)
	Electronic Arts, Inc.	1,462,736	$213,998
	Take-Two Interactive Software, Inc.[1]	596,000	109,712
	Deutsche Telekom AG	1,453,471	43,498
			16,095,075

Consumer discretionary 5.18%
	Amazon.com, Inc.[1]	19,109,599	4,192,455
	Home Depot, Inc.	4,027,824	1,566,783
	Booking Holdings, Inc.	190,122	944,606
	Darden Restaurants, Inc.	4,627,899	863,982
	Starbucks Corp.	9,282,217	847,002
	NIKE, Inc., Class B	8,707,273	658,879
	Aramark[2]	14,370,578	536,166
	Norwegian Cruise Line Holdings, Ltd.[1]	18,329,096	471,608
	TJX Companies, Inc. (The)	2,923,198	353,152
	Royal Caribbean Cruises, Ltd.	1,200,000	276,828
	Restaurant Brands International, Inc.	4,159,163	271,094
	Tractor Supply Co.	5,000,000	265,300
	D.R. Horton, Inc.	1,390,472	194,416
	General Motors Co.	2,750,000	146,493
	Ulta Beauty, Inc.[1]	325,000	141,352
	Compagnie Financière Richemont SA, Class A	886,941	134,818
	Hilton Worldwide Holdings, Inc.	536,000	132,478
	Vail Resorts, Inc.	686,801	128,741
	YUM! Brands, Inc.	850,000	114,036
			12,240,189

Consumer staples 5.06%
	Philip Morris International, Inc.	35,856,420	4,315,320
	British American Tobacco PLC	24,366,327	883,568
	British American Tobacco PLC (ADR)	5,936,059	215,598
	Keurig Dr Pepper, Inc.	32,208,069	1,034,523
	Target Corp.	7,599,429	1,027,291
	Altria Group, Inc.	17,776,640	929,541
	Constellation Brands, Inc., Class A	3,643,215	805,151
	Nestlé SA	6,673,108	547,192
	Dollar General Corp.	5,770,437	437,515
	Hershey Co.	2,224,560	376,729
	Procter & Gamble Co.	1,539,267	258,058
	Estée Lauder Companies, Inc. (The), Class A	3,110,154	233,199
	Mondelez International, Inc., Class A	3,734,587	223,067
	Danone SA	2,536,635	170,676
	Church & Dwight Co., Inc.	1,525,759	159,762
	Dollar Tree Stores, Inc.[1]	1,736,249	130,114
	General Mills, Inc.	1,922,252	122,582
	Pernod Ricard SA	625,000	69,902
			11,939,788

Energy 2.97%
	Canadian Natural Resources, Ltd. (CAD denominated)	53,518,281	1,652,330
	Chevron Corp.	8,420,086	1,219,565
	Halliburton Co.	35,216,350	957,532
	EOG Resources, Inc.	6,177,127	757,192
	Schlumberger NV	17,661,492	677,142
	Cenovus Energy, Inc. (CAD denominated)	40,759,924	617,871
	Exxon Mobil Corp.	4,831,264	519,699
	Baker Hughes Co., Class A	10,407,506	426,916
	EQT Corp.	2,801,143	129,161
	TC Energy Corp. (CAD denominated)[3]	1,150,737	53,628
	South Bow Corp. (CAD denominated)	10,001	236
			7,011,272

Materials 1.84%
	Wheaton Precious Metals Corp.	14,733,244	828,598
	Linde PLC	1,880,585	787,345
	Franco-Nevada Corp.	5,316,152	624,720
	Royal Gold, Inc.[2]	4,269,700	562,960
	Albemarle Corp.[3]	4,446,529	382,757

3	American Balanced Fund

Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Glencore PLC	43,710,146	$192,188
	Grupo México, SAB de CV, Series B	37,571,000	178,260
	Freeport-McMoRan, Inc.	4,500,000	171,360
	Lundin Mining Corp.	14,656,184	126,124
	ATI, Inc.[1]	2,270,000	124,941
	Rio Tinto PLC	2,000,000	117,727
	Dow, Inc.	2,591,965	104,016
	Nucor Corp.	773,300	90,252
	Corteva, Inc.	805,924	45,905
			4,337,153

Utilities 1.57%
	Constellation Energy Corp.	5,328,264	1,191,986
	CenterPoint Energy, Inc.	23,289,036	738,961
	Sempra	7,240,781	635,161
	PG&E Corp.	29,012,683	585,476
	FirstEnergy Corp.	6,885,500	273,905
	DTE Energy Co.	1,763,905	212,992
	Atmos Energy Corp.	456,129	63,525
			3,702,006

Real estate 1.11%
	Extra Space Storage, Inc. REIT	4,632,637	693,042
	Welltower, Inc. REIT	4,930,229	621,357
	VICI Properties, Inc. REIT	15,599,355	455,657
	Equinix, Inc. REIT	393,344	370,880
	American Tower Corp. REIT	1,104,972	202,663
	Alexandria Real Estate Equities, Inc. REIT	1,311,117	127,899
	Rexford Industrial Realty, Inc. REIT	2,069,500	80,007
	Crown Castle, Inc. REIT	844,918	76,685
			2,628,190
	Total common stocks (cost: $80,808,742,000)		152,181,851
Convertible stocks 0.27%
Industrials 0.16%
	Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	6,230,208	379,357

Materials 0.07%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	3,824,692	155,627

Utilities 0.04%
	PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	1,895,300	94,367
	Total convertible stocks (cost: $603,058,000)		629,351
Bonds, notes & other debt instruments 28.67%		Principal amount (000)
Mortgage-backed obligations 12.43%
Federal agency mortgage-backed obligations 10.59%
	Fannie Mae Pool #BE7150 3.50% 2/1/2032[4]	USD86	83
	Fannie Mae Pool #357399 5.50% 6/1/2033[4]	44	44
	Fannie Mae Pool #AS0727 3.50% 10/1/2033[4]	56	53
	Fannie Mae Pool #555880 5.50% 11/1/2033[4]	516	521
	Fannie Mae Pool #555956 5.50% 12/1/2033[4]	460	464
	Fannie Mae Pool #MA2138 3.50% 1/1/2035[4]	114	108
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[4]	41,761	38,367
	Fannie Mae Pool #AA0914 5.00% 7/1/2035[4]	127	125
	Fannie Mae Pool #745092 6.50% 7/1/2035[4]	473	488
	Fannie Mae Pool #887695 6.00% 6/1/2036[4]	216	224
	Fannie Mae Pool #888292 6.00% 3/1/2037[4]	1,401	1,453
	Fannie Mae Pool #256860 6.50% 8/1/2037[4]	204	210
	Fannie Mae Pool #888746 6.50% 10/1/2037[4]	357	365
	Fannie Mae Pool #MA3280 3.50% 2/1/2038[4]	89	83

American Balanced Fund	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #889658 6.50% 6/1/2038[4]	USD465	$479
	Fannie Mae Pool #MA3412 3.50% 7/1/2038[4]	222	208
	Fannie Mae Pool #MA3539 4.50% 12/1/2038[4]	77	76
	Fannie Mae Pool #FM1441 3.50% 8/1/2039[4]	336	313
	Fannie Mae Pool #AD0679 5.50% 10/1/2039[4]	13	14
	Fannie Mae Pool #AI4289 5.00% 4/1/2040[4]	246	245
	Fannie Mae Pool #AD8536 5.00% 8/1/2040[4]	866	864
	Fannie Mae Pool #AE3049 4.50% 9/1/2040[4]	1,513	1,468
	Fannie Mae Pool #AE2513 5.00% 9/1/2040[4]	609	607
	Fannie Mae Pool #AE4689 5.00% 9/1/2040[4]	240	236
	Fannie Mae Pool #AE0395 4.50% 10/1/2040[4]	1,929	1,871
	Fannie Mae Pool #AE5471 4.50% 10/1/2040[4]	1,193	1,157
	Fannie Mae Pool #AH3575 4.50% 1/1/2041[4]	2,082	2,020
	Fannie Mae Pool #AH9420 5.00% 4/1/2041[4]	250	252
	Fannie Mae Pool #AH9370 5.00% 4/1/2041[4]	246	245
	Fannie Mae Pool #AI2503 4.00% 5/1/2041[4]	1,588	1,499
	Fannie Mae Pool #AI0582 5.00% 5/1/2041[4]	287	285
	Fannie Mae Pool #AH9938 5.00% 5/1/2041[4]	143	140
	Fannie Mae Pool #AI1865 5.00% 5/1/2041[4]	16	16
	Fannie Mae Pool #AI4289 5.00% 6/1/2041[4]	196	195
	Fannie Mae Pool #AH5452 5.00% 6/1/2041[4]	112	111
	Fannie Mae Pool #AI4296 5.00% 6/1/2041[4]	55	55
	Fannie Mae Pool #AI4563 5.00% 6/1/2041[4]	4	4
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[4]	26,479	22,113
	Fannie Mae Pool #AI5589 4.50% 7/1/2041[4]	29	28
	Fannie Mae Pool #AI8121 5.00% 7/1/2041[4]	561	560
	Fannie Mae Pool #AI7218 5.00% 7/1/2041[4]	279	276
	Fannie Mae Pool #AI6576 5.00% 7/1/2041[4]	69	69
	Fannie Mae Pool #MA0791 5.00% 7/1/2041[4]	67	67
	Fannie Mae Pool #AI7058 5.00% 7/1/2041[4]	44	44
	Fannie Mae Pool #AI3894 5.00% 8/1/2041[4]	227	223
	Fannie Mae Pool #AI7159 5.00% 9/1/2041[4]	102	102
	Fannie Mae Pool #AJ1422 5.00% 9/1/2041[4]	3	3
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[4]	44,108	36,688
	Fannie Mae Pool #FS0305 1.50% 1/1/2042[4]	100,766	79,863
	Fannie Mae Pool #MA4520 2.00% 1/1/2042[4]	65,116	54,165
	Fannie Mae Pool #AQ9302 3.50% 1/1/2043[4]	430	391
	Fannie Mae Pool #AT7696 3.50% 6/1/2043[4]	4,138	3,753
	Fannie Mae Pool #AT7689 3.50% 6/1/2043[4]	1,676	1,525
	Fannie Mae Pool #AT7680 3.50% 6/1/2043[4]	574	521
	Fannie Mae Pool #AU8813 4.00% 11/1/2043[4]	204	192
	Fannie Mae Pool #AU9348 4.00% 11/1/2043[4]	136	129
	Fannie Mae Pool #AU9350 4.00% 11/1/2043[4]	123	116
	Fannie Mae Pool #AV1538 4.50% 11/1/2043[4]	3,395	3,263
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[4]	65,732	59,388
	Fannie Mae Pool #AL8354 3.50% 10/1/2045[4]	4,608	4,162
	Fannie Mae Pool #AL9499 3.50% 1/1/2046[4]	4,362	3,924
	Fannie Mae Pool #AS6789 3.50% 3/1/2046[4]	4,463	4,007
	Fannie Mae Pool #MA2608 3.00% 5/1/2046[4]	1,039	903
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[4]	7,580	6,847
	Fannie Mae Pool #AS7168 3.50% 5/1/2046[4]	3,015	2,707
	Fannie Mae Pool #BC7611 4.00% 5/1/2046[4]	326	302
	Fannie Mae Pool #MA2771 3.00% 10/1/2046[4]	963	836
	Fannie Mae Pool #BM5148 4.00% 10/1/2046[4]	45,845	42,653
	Fannie Mae Pool #FM2795 3.00% 11/1/2046[4]	3,105	2,696
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[4]	2,451	2,145
	Fannie Mae Pool #BD9665 4.00% 11/1/2046[4]	788	731
	Fannie Mae Pool #BE3151 3.50% 1/1/2047[4]	916	823
	Fannie Mae Pool #BE3162 3.50% 1/1/2047[4]	789	708
	Fannie Mae Pool #CB3110 2.50% 3/1/2047[4]	923	760
	Fannie Mae Pool #BE9242 4.50% 3/1/2047[4]	20	19
	Fannie Mae Pool #FS3767 2.00% 4/1/2047[4]	2,082	1,657
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[4]	3,001	2,626
	Fannie Mae Pool #BD7156 4.00% 4/1/2047[4]	37,839	35,248
	Fannie Mae Pool #BM1653 4.00% 6/1/2047[4]	77,307	72,012
	Fannie Mae Pool #BH7779 3.50% 8/1/2047[4]	24	21
	Fannie Mae Pool #256893 7.00% 8/1/2047[4]	7	7

5	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BH4022 3.50% 9/1/2047[4]	USD13,409	$12,040
	Fannie Mae Pool #CA0453 4.00% 9/1/2047[4]	16,598	15,398
	Fannie Mae Pool #BH6387 3.50% 10/1/2047[4]	346	310
	Fannie Mae Pool #MA3149 4.00% 10/1/2047[4]	10,683	9,911
	Fannie Mae Pool #CA0623 4.50% 10/1/2047[4]	2,321	2,225
	Fannie Mae Pool #947661 6.50% 10/1/2047[4]	7	7
	Fannie Mae Pool #256975 7.00% 10/1/2047[4]	36	36
	Fannie Mae Pool #920015 7.00% 10/1/2047[4]	15	16
	Fannie Mae Pool #BF0364 3.00% 11/1/2047[4]	16,818	14,894
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[4]	3,854	3,460
	Fannie Mae Pool #MA3183 4.00% 11/1/2047[4]	2,633	2,443
	Fannie Mae Pool #BJ1515 4.00% 11/1/2047[4]	2,539	2,364
	Fannie Mae Pool #257030 6.50% 11/1/2047[4]	42	43
	Fannie Mae Pool #257036 7.00% 11/1/2047[4]	12	12
	Fannie Mae Pool #CA0854 3.50% 12/1/2047[4]	6,224	5,588
	Fannie Mae Pool #BM4413 4.50% 12/1/2047[4]	5,424	5,183
	Fannie Mae Pool #BM3332 3.50% 1/1/2048[4]	1,170	1,050
	Fannie Mae Pool #BJ4342 4.00% 1/1/2048[4]	223	206
	Fannie Mae Pool #CA1015 4.00% 1/1/2048[4]	51	47
	Fannie Mae Pool #BJ8318 4.50% 1/1/2048[4]	82	79
	Fannie Mae Pool #BK1198 4.00% 2/1/2048[4]	1,171	1,086
	Fannie Mae Pool #MA3277 4.00% 2/1/2048[4]	39	36
	Fannie Mae Pool #BK1135 4.50% 2/1/2048[4]	356	340
	Fannie Mae Pool #BM3714 3.50% 3/1/2048[4]	4,412	3,962
	Fannie Mae Pool #BJ6760 3.50% 3/1/2048[4]	3,274	2,940
	Fannie Mae Pool #CA1532 3.50% 4/1/2048[4]	7,902	7,124
	Fannie Mae Pool #CA1542 4.00% 4/1/2048[4]	122	113
	Fannie Mae Pool #BJ9260 4.00% 4/1/2048[4]	14	13
	Fannie Mae Pool #BM4033 3.50% 5/1/2048[4]	17,016	15,278
	Fannie Mae Pool #BJ2751 4.50% 5/1/2048[4]	4,610	4,402
	Fannie Mae Pool #BJ5829 4.50% 6/1/2048[4]	50	48
	Fannie Mae Pool #BF0293 3.00% 7/1/2048[4]	54,701	47,651
	Fannie Mae Pool #BF0318 3.50% 8/1/2048[4]	23,044	20,654
	Fannie Mae Pool #BM2007 4.00% 9/1/2048[4]	405	376
	Fannie Mae Pool #FM1784 4.00% 9/1/2048[4]	167	155
	Fannie Mae Pool #BF0323 3.00% 11/1/2048[4]	24,219	21,098
	Fannie Mae Pool #BF0325 3.50% 11/1/2048[4]	30,828	27,631
	Fannie Mae Pool #CA2642 4.50% 11/1/2048[4]	159	152
	Fannie Mae Pool #CA3068 3.50% 2/1/2049[4]	5,022	4,509
	Fannie Mae Pool #CA3184 4.00% 3/1/2049[4]	235	219
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[4]	16,975	15,278
	Fannie Mae Pool #CA3503 4.00% 5/1/2049[4]	4	4
	Fannie Mae Pool #CA3807 3.00% 7/1/2049[4]	4,140	3,590
	Fannie Mae Pool #CA3806 3.00% 7/1/2049[4]	2,740	2,390
	Fannie Mae Pool #CA3814 3.50% 7/1/2049[4]	755	679
	Fannie Mae Pool #CA4079 3.50% 8/1/2049[4]	16,820	15,102
	Fannie Mae Pool #BO1345 3.50% 8/1/2049[4]	27	24
	Fannie Mae Pool #CA3976 4.00% 8/1/2049[4]	1,264	1,171
	Fannie Mae Pool #FM1668 4.00% 8/1/2049[4]	135	126
	Fannie Mae Pool #FM2318 3.50% 9/1/2049[4]	20,113	18,058
	Fannie Mae Pool #CA4112 3.50% 9/1/2049[4]	849	764
	Fannie Mae Pool #FM1913 4.00% 9/1/2049[4]	2,710	2,514
	Fannie Mae Pool #CA4432 4.00% 10/1/2049[4]	147	136
	Fannie Mae Pool #CA4533 3.00% 11/1/2049[4]	29,960	25,983
	Fannie Mae Pool #BO5349 3.50% 11/1/2049[4]	22	20
	Fannie Mae Pool #CA4756 3.00% 12/1/2049[4]	15,976	13,839
	Fannie Mae Pool #BO4808 3.00% 12/1/2049[4]	12,048	10,403
	Fannie Mae Pool #CA4800 3.50% 12/1/2049[4]	44,743	40,253
	Fannie Mae Pool #FM4883 2.50% 3/1/2050[4]	1,126	920
	Fannie Mae Pool #BN7443 2.50% 3/1/2050[4]	787	650
	Fannie Mae Pool #CA5659 2.50% 5/1/2050[4]	13,788	11,266
	Fannie Mae Pool #BP5843 2.50% 5/1/2050[4]	76	63
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[4]	40,790	33,883
	Fannie Mae Pool #CA6078 2.50% 6/1/2050[4]	6,900	5,637
	Fannie Mae Pool #BP5576 2.50% 6/1/2050[4]	3,571	2,918
	Fannie Mae Pool #CA6087 3.00% 6/1/2050[4]	41,153	35,217
	Fannie Mae Pool #BP8762 2.50% 7/1/2050[4]	3,181	2,599

American Balanced Fund	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BP6439 2.50% 7/1/2050[4]	USD2,682	$2,191
	Fannie Mae Pool #CA6289 2.50% 7/1/2050[4]	515	422
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[4]	5,471	4,709
	Fannie Mae Pool #CA6579 2.00% 8/1/2050[4]	41,613	32,893
	Fannie Mae Pool #FS3745 2.00% 8/1/2050[4]	17,424	13,704
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[4]	35,105	29,127
	Fannie Mae Pool #FP0058 2.50% 8/1/2050[4]	9,538	7,793
	Fannie Mae Pool #CA6918 2.50% 8/1/2050[4]	8,730	7,132
	Fannie Mae Pool #CA6603 2.50% 8/1/2050[4]	7,086	5,789
	Fannie Mae Pool #MA4096 2.50% 8/1/2050[4]	2,532	2,086
	Fannie Mae Pool #CA6727 2.50% 8/1/2050[4]	1,990	1,629
	Fannie Mae Pool #FM4021 2.50% 8/1/2050[4]	736	601
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[4]	3,197	2,769
	Fannie Mae Pool #MA4119 2.00% 9/1/2050[4]	84,038	65,928
	Fannie Mae Pool #BQ1226 2.00% 9/1/2050[4]	5,493	4,310
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[4]	48	38
	Fannie Mae Pool #FP0015 2.50% 9/1/2050[4]	4,952	4,046
	Fannie Mae Pool #CA7028 2.50% 9/1/2050[4]	1,989	1,652
	Fannie Mae Pool #CA6996 2.50% 9/1/2050[4]	1,837	1,502
	Fannie Mae Pool #BQ1607 2.50% 9/1/2050[4]	667	545
	Fannie Mae Pool #FM7195 2.50% 9/1/2050[4]	322	263
	Fannie Mae Pool #CA7048 3.00% 9/1/2050[4]	25,572	22,006
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[4]	1,769	1,523
	Fannie Mae Pool #CA7325 2.00% 10/1/2050[4]	56,337	44,644
	Fannie Mae Pool #FP0053 2.00% 10/1/2050[4]	49,905	39,293
	Fannie Mae Pool #MA4158 2.00% 10/1/2050[4]	45,606	35,848
	Fannie Mae Pool #FP0051 2.00% 10/1/2050[4]	31,606	25,008
	Fannie Mae Pool #CA7529 2.50% 10/1/2050[4]	1,744	1,425
	Fannie Mae Pool #FP0060 2.50% 10/1/2050[4]	1,621	1,325
	Fannie Mae Pool #CA7278 2.50% 10/1/2050[4]	806	659
	Fannie Mae Pool #CA7248 2.50% 10/1/2050[4]	202	166
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[4]	5,052	4,329
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[4]	33,130	27,514
	Fannie Mae Pool #BQ9030 2.50% 11/1/2050[4]	10,931	9,013
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[4]	8,675	7,184
	Fannie Mae Pool #FM5309 2.50% 11/1/2050[4]	5,661	4,622
	Fannie Mae Pool #FP0074 2.50% 11/1/2050[4]	5,252	4,333
	Fannie Mae Pool #BQ7564 2.50% 11/1/2050[4]	307	251
	Fannie Mae Pool #BQ7514 2.50% 11/1/2050[4]	165	136
	Fannie Mae Pool #CA7743 2.50% 11/1/2050[4]	116	95
	Fannie Mae Pool #CA7606 3.00% 11/1/2050[4]	20,684	17,930
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[4]	52,778	41,439
	Fannie Mae Pool #CA8108 2.00% 12/1/2050[4]	11,225	8,862
	Fannie Mae Pool #CA8130 2.50% 12/1/2050[4]	24,686	20,367
	Fannie Mae Pool #CA8044 2.50% 12/1/2050[4]	15,252	12,583
	Fannie Mae Pool #FM5173 2.50% 12/1/2050[4]	1,837	1,527
	Fannie Mae Pool #CA8046 3.00% 12/1/2050[4]	28,665	24,985
	Fannie Mae Pool #CA8285 3.00% 12/1/2050[4]	9,061	7,864
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[4]	3,406	2,931
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[4]	1,506	1,438
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[4]	61,872	48,337
	Fannie Mae Pool #CA8601 2.50% 1/1/2051[4]	44,445	36,586
	Fannie Mae Pool #CA8862 2.50% 1/1/2051[4]	3,638	3,028
	Fannie Mae Pool #BR0751 2.50% 1/1/2051[4]	1,049	856
	Fannie Mae Pool #FM5944 2.50% 1/1/2051[4]	392	320
	Fannie Mae Pool #CA8607 2.50% 1/1/2051[4]	278	228
	Fannie Mae Pool #BR0757 2.50% 1/1/2051[4]	70	58
	Fannie Mae Pool #FM5509 3.00% 1/1/2051[4]	75,356	64,907
	Fannie Mae Pool #FM6293 3.00% 1/1/2051[4]	29,153	25,102
	Fannie Mae Pool #CA8645 4.00% 1/1/2051[4]	22	20
	Fannie Mae Pool #FM5940 2.00% 2/1/2051[4]	23,667	18,726
	Fannie Mae Pool #CA8820 2.00% 2/1/2051[4]	22,847	18,036
	Fannie Mae Pool #BR2666 2.00% 2/1/2051[4]	13,529	10,716
	Fannie Mae Pool #CA9291 2.50% 2/1/2051[4]	34,926	28,492
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[4]	22,117	18,374
	Fannie Mae Pool #FS3207 2.50% 2/1/2051[4]	4,981	4,106
	Fannie Mae Pool #FM5713 2.50% 2/1/2051[4]	2,013	1,659

7	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FM5778 2.50% 2/1/2051[4]	USD1,928	$1,603
	Fannie Mae Pool #FM6128 2.50% 2/1/2051[4]	1,012	826
	Fannie Mae Pool #CA8962 2.50% 2/1/2051[4]	137	111
	Fannie Mae Pool #FM7308 2.50% 2/1/2051[4]	120	99
	Fannie Mae Pool #CA8870 3.00% 2/1/2051[4]	101,285	87,385
	Fannie Mae Pool #CA8969 3.00% 2/1/2051[4]	1,137	977
	Fannie Mae Pool #FM6764 2.50% 3/1/2051[4]	28,928	23,599
	Fannie Mae Pool #MA4282 2.50% 3/1/2051[4]	4,151	3,404
	Fannie Mae Pool #CA9390 2.50% 3/1/2051[4]	84	68
	Fannie Mae Pool #BQ7729 2.50% 3/1/2051[4]	51	42
	Fannie Mae Pool #CB0090 2.00% 4/1/2051[4]	187,965	147,233
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[4]	66,793	52,430
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[4]	1,526	1,198
	Fannie Mae Pool #FM7093 2.50% 4/1/2051[4]	13,787	11,247
	Fannie Mae Pool #MA4306 2.50% 4/1/2051[4]	11,820	9,725
	Fannie Mae Pool #FM6965 2.50% 4/1/2051[4]	603	494
	Fannie Mae Pool #FS0030 2.50% 4/1/2051[4]	499	407
	Fannie Mae Pool #BN9135 2.50% 4/1/2051[4]	439	358
	Fannie Mae Pool #FM7407 2.50% 4/1/2051[4]	408	334
	Fannie Mae Pool #BR9082 2.50% 4/1/2051[4]	387	316
	Fannie Mae Pool #BR7725 2.50% 4/1/2051[4]	34	27
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[4]	36,441	31,230
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[4]	4,479	3,848
	Fannie Mae Pool #CB0496 2.00% 5/1/2051[4]	167,382	132,138
	Fannie Mae Pool #MA4325 2.00% 5/1/2051[4]	36,335	28,510
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[4]	903	707
	Fannie Mae Pool #CB0457 2.50% 5/1/2051[4]	163,349	134,713
	Fannie Mae Pool #CB0520 2.50% 5/1/2051[4]	17,955	14,647
	Fannie Mae Pool #BR8793 2.50% 5/1/2051[4]	17,274	14,091
	Fannie Mae Pool #FM7392 2.50% 5/1/2051[4]	7,871	6,423
	Fannie Mae Pool #CB0396 2.50% 5/1/2051[4]	6,382	5,207
	Fannie Mae Pool #FM7408 2.50% 5/1/2051[4]	784	639
	Fannie Mae Pool #FM7527 2.50% 5/1/2051[4]	305	249
	Fannie Mae Pool #CB0456 2.50% 5/1/2051[4]	288	236
	Fannie Mae Pool #BR9622 2.50% 5/1/2051[4]	262	214
	Fannie Mae Pool #CB0517 2.50% 5/1/2051[4]	139	114
	Fannie Mae Pool #BR0999 2.50% 5/1/2051[4]	49	40
	Fannie Mae Pool #BR9366 2.50% 5/1/2051[4]	36	30
	Fannie Mae Pool #BR9540 4.00% 5/1/2051[4]	2,174	2,068
	Fannie Mae Pool #FM7803 2.00% 6/1/2051[4]	17,770	14,082
	Fannie Mae Pool #FM7740 2.50% 6/1/2051[4]	20,699	16,885
	Fannie Mae Pool #BT1265 2.50% 6/1/2051[4]	18,081	14,758
	Fannie Mae Pool #CB0844 2.50% 6/1/2051[4]	2,993	2,441
	Fannie Mae Pool #BT0098 2.50% 6/1/2051[4]	489	402
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[4]	3,343	2,871
	Fannie Mae Pool #CB0738 3.00% 6/1/2051[4]	1,639	1,400
	Fannie Mae Pool #FS3744 2.00% 7/1/2051[4]	51,276	40,305
	Fannie Mae Pool #FM9530 2.50% 7/1/2051[4]	142,673	116,390
	Fannie Mae Pool #BR2095 2.50% 7/1/2051[4]	27,185	22,368
	Fannie Mae Pool #CB1134 2.50% 7/1/2051[4]	11,589	9,454
	Fannie Mae Pool #BQ0991 2.50% 7/1/2051[4]	9,971	8,134
	Fannie Mae Pool #FM8315 2.50% 7/1/2051[4]	2,810	2,307
	Fannie Mae Pool #BT1335 2.50% 7/1/2051[4]	1,609	1,313
	Fannie Mae Pool #FM7957 2.50% 7/1/2051[4]	577	479
	Fannie Mae Pool #BT1339 2.50% 7/1/2051[4]	78	64
	Fannie Mae Pool #BT2760 2.50% 8/1/2051[4]	1,092	890
	Fannie Mae Pool #FS1057 2.50% 8/1/2051[4]	925	763
	Fannie Mae Pool #BT4304 2.50% 8/1/2051[4]	829	683
	Fannie Mae Pool #FM8247 2.50% 8/1/2051[4]	817	678
	Fannie Mae Pool #CB1394 2.50% 8/1/2051[4]	112	91
	Fannie Mae Pool #FM8477 3.00% 8/1/2051[4]	65,536	56,387
	Fannie Mae Pool #FM8453 3.00% 8/1/2051[4]	44,999	39,002
	Fannie Mae Pool #FS5081 3.00% 8/1/2051[4]	15,125	13,067
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[4]	3,474	3,002
	Fannie Mae Pool #FS4783 4.00% 8/1/2051[4]	69,153	64,065
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[4]	7,201	5,874
	Fannie Mae Pool #FM8761 2.50% 9/1/2051[4]	4,826	3,938

American Balanced Fund	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FM8436 2.50% 9/1/2051[4]	USD4,575	$3,732
	Fannie Mae Pool #FM8692 2.50% 9/1/2051[4]	3,897	3,179
	Fannie Mae Pool #BT9828 2.50% 9/1/2051[4]	3,807	3,106
	Fannie Mae Pool #FM8745 2.50% 9/1/2051[4]	3,213	2,620
	Fannie Mae Pool #BQ7435 2.50% 9/1/2051[4]	2,312	1,901
	Fannie Mae Pool #CB1566 2.50% 9/1/2051[4]	2,291	1,871
	Fannie Mae Pool #BT7263 2.50% 9/1/2051[4]	2,134	1,742
	Fannie Mae Pool #BQ7428 2.50% 9/1/2051[4]	1,760	1,447
	Fannie Mae Pool #BU0464 2.50% 9/1/2051[4]	170	138
	Fannie Mae Pool #FM8980 2.50% 9/1/2051[4]	22	18
	Fannie Mae Pool #MA4415 3.00% 9/1/2051[4]	22,041	18,855
	Fannie Mae Pool #FS5125 2.50% 10/1/2051[4]	3,993	3,257
	Fannie Mae Pool #CB1868 2.50% 10/1/2051[4]	3,654	2,980
	Fannie Mae Pool #CB1818 2.50% 10/1/2051[4]	1,978	1,615
	Fannie Mae Pool #FS0031 2.50% 10/1/2051[4]	1,132	924
	Fannie Mae Pool #FS3298 2.50% 10/1/2051[4]	1,050	857
	Fannie Mae Pool #CB1793 2.50% 10/1/2051[4]	906	739
	Fannie Mae Pool #FM9086 2.50% 10/1/2051[4]	381	311
	Fannie Mae Pool #FM8954 2.50% 10/1/2051[4]	254	209
	Fannie Mae Pool #FM9067 2.50% 10/1/2051[4]	184	150
	Fannie Mae Pool #BU1062 2.50% 10/1/2051[4]	83	68
	Fannie Mae Pool #BT6823 2.50% 10/1/2051[4]	39	32
	Fannie Mae Pool #BT6781 2.50% 10/1/2051[4]	36	29
	Fannie Mae Pool #BU0070 2.50% 10/1/2051[4]	35	29
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[4]	24,539	21,075
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[4]	9,131	7,151
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[4]	7,113	5,622
	Fannie Mae Pool #CB2092 2.50% 11/1/2051[4]	62,841	51,263
	Fannie Mae Pool #FM9481 2.50% 11/1/2051[4]	4,955	4,042
	Fannie Mae Pool #CB2088 2.50% 11/1/2051[4]	877	720
	Fannie Mae Pool #BU2803 2.50% 11/1/2051[4]	740	604
	Fannie Mae Pool #FM9632 3.00% 11/1/2051[4]	37,792	32,526
	Fannie Mae Pool #CB2078 3.00% 11/1/2051[4]	24,998	21,462
	Fannie Mae Pool #FM9631 3.00% 11/1/2051[4]	16,188	13,969
	Fannie Mae Pool #BU3349 3.50% 11/1/2051[4]	33	30
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[4]	72,750	60,114
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[4]	71,591	59,203
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[4]	39,275	32,413
	Fannie Mae Pool #FM9672 2.50% 12/1/2051[4]	37,211	30,384
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[4]	34,104	28,163
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[4]	27,445	22,697
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[4]	26,711	22,106
	Fannie Mae Pool #CB2373 2.50% 12/1/2051[4]	12,285	10,148
	Fannie Mae Pool #BU6727 2.50% 12/1/2051[4]	11,126	9,158
	Fannie Mae Pool #FM9855 2.50% 12/1/2051[4]	8,588	7,006
	Fannie Mae Pool #MA4493 2.50% 12/1/2051[4]	2,375	1,944
	Fannie Mae Pool #FM9904 2.50% 12/1/2051[4]	1,880	1,535
	Fannie Mae Pool #CB2405 2.50% 12/1/2051[4]	1,470	1,200
	Fannie Mae Pool #FM9905 2.50% 12/1/2051[4]	964	791
	Fannie Mae Pool #BU3058 2.50% 12/1/2051[4]	804	656
	Fannie Mae Pool #CB2401 2.50% 12/1/2051[4]	761	622
	Fannie Mae Pool #CB2403 2.50% 12/1/2051[4]	414	340
	Fannie Mae Pool #CB2299 2.50% 12/1/2051[4]	384	313
	Fannie Mae Pool #CB2408 2.50% 12/1/2051[4]	130	106
	Fannie Mae Pool #BU5890 2.50% 12/1/2051[4]	79	65
	Fannie Mae Pool #FM9846 2.50% 12/1/2051[4]	49	40
	Fannie Mae Pool #CB2400 2.50% 12/1/2051[4]	48	39
	Fannie Mae Pool #FS0370 2.50% 1/1/2052[4]	40,552	33,080
	Fannie Mae Pool #CB2555 2.50% 1/1/2052[4]	33,079	26,985
	Fannie Mae Pool #FS0235 2.50% 1/1/2052[4]	11,932	9,733
	Fannie Mae Pool #FS0392 2.50% 1/1/2052[4]	8,070	6,583
	Fannie Mae Pool #FS6479 2.50% 1/1/2052[4]	2,393	1,955
	Fannie Mae Pool #FS4203 2.50% 1/1/2052[4]	1,850	1,509
	Fannie Mae Pool #FS0369 2.50% 1/1/2052[4]	1,666	1,359
	Fannie Mae Pool #BQ7459 2.50% 1/1/2052[4]	1,618	1,331
	Fannie Mae Pool #FS3549 2.50% 1/1/2052[4]	1,115	915
	Fannie Mae Pool #CB2644 2.50% 1/1/2052[4]	793	647

9	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BV0761 2.50% 1/1/2052[4]	USD123	$101
	Fannie Mae Pool #FS1648 2.50% 1/1/2052[4]	122	100
	Fannie Mae Pool #FS5613 2.50% 1/1/2052[4]	107	88
	Fannie Mae Pool #CB2640 2.50% 1/1/2052[4]	94	77
	Fannie Mae Pool #MA4512 2.50% 1/1/2052[4]	83	68
	Fannie Mae Pool #BU7552 2.50% 1/1/2052[4]	25	21
	Fannie Mae Pool #FS0182 3.00% 1/1/2052[4]	31,642	27,175
	Fannie Mae Pool #FS0972 3.50% 1/1/2052[4]	5,822	5,246
	Fannie Mae Pool #BU7427 3.50% 1/1/2052[4]	813	730
	Fannie Mae Pool #BV3080 2.00% 2/1/2052[4]	74,989	58,531
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[4]	40,499	31,614
	Fannie Mae Pool #CB2765 2.00% 2/1/2052[4]	12,324	9,684
	Fannie Mae Pool #FS1080 2.50% 2/1/2052[4]	24,627	20,097
	Fannie Mae Pool #FS1995 2.50% 2/1/2052[4]	8,377	6,834
	Fannie Mae Pool #FS1885 2.50% 2/1/2052[4]	6,560	5,352
	Fannie Mae Pool #BT6607 2.50% 2/1/2052[4]	3,520	2,881
	Fannie Mae Pool #BT1892 2.50% 2/1/2052[4]	3,241	2,644
	Fannie Mae Pool #CB3888 2.50% 2/1/2052[4]	2,942	2,412
	Fannie Mae Pool #FS2660 2.50% 2/1/2052[4]	2,773	2,264
	Fannie Mae Pool #FS0834 2.50% 2/1/2052[4]	2,366	1,930
	Fannie Mae Pool #BT2176 2.50% 2/1/2052[4]	1,946	1,601
	Fannie Mae Pool #CB3099 2.50% 2/1/2052[4]	910	747
	Fannie Mae Pool #BV1198 2.50% 2/1/2052[4]	910	747
	Fannie Mae Pool #FS5034 2.50% 2/1/2052[4]	600	489
	Fannie Mae Pool #CB2870 2.50% 2/1/2052[4]	78	64
	Fannie Mae Pool #MA4548 2.50% 2/1/2052[4]	69	56
	Fannie Mae Pool #BV3674 2.50% 2/1/2052[4]	58	48
	Fannie Mae Pool #BV4126 2.50% 2/1/2052[4]	58	48
	Fannie Mae Pool #BV2360 2.50% 2/1/2052[4]	41	33
	Fannie Mae Pool #CB2882 3.00% 2/1/2052[4]	24,716	21,287
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[4]	9,512	8,234
	Fannie Mae Pool #CB3155 2.00% 3/1/2052[4]	9,176	7,163
	Fannie Mae Pool #CB3063 2.50% 3/1/2052[4]	5,207	4,282
	Fannie Mae Pool #BT2188 2.50% 3/1/2052[4]	1,848	1,516
	Fannie Mae Pool #BU8884 2.50% 3/1/2052[4]	1,382	1,136
	Fannie Mae Pool #CB3049 2.50% 3/1/2052[4]	1,150	941
	Fannie Mae Pool #BV5642 2.50% 3/1/2052[4]	880	722
	Fannie Mae Pool #CB3744 2.50% 3/1/2052[4]	747	613
	Fannie Mae Pool #BT8111 2.50% 3/1/2052[4]	415	340
	Fannie Mae Pool #BV4133 2.50% 3/1/2052[4]	198	163
	Fannie Mae Pool #BV2851 2.50% 3/1/2052[4]	169	139
	Fannie Mae Pool #MA4563 2.50% 3/1/2052[4]	124	101
	Fannie Mae Pool #BV4119 2.50% 3/1/2052[4]	108	88
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[4]	97	80
	Fannie Mae Pool #FS0752 3.00% 3/1/2052[4]	25,122	21,588
	Fannie Mae Pool #CB3126 3.50% 3/1/2052[4]	7,548	6,753
	Fannie Mae Pool #BV3316 3.50% 3/1/2052[4]	378	335
	Fannie Mae Pool #FS7498 2.00% 4/1/2052[4]	32,640	25,513
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[4]	16,861	13,160
	Fannie Mae Pool #CB3354 2.50% 4/1/2052[4]	51,779	42,237
	Fannie Mae Pool #CB3520 2.50% 4/1/2052[4]	19,925	16,265
	Fannie Mae Pool #BT2292 2.50% 4/1/2052[4]	7,984	6,516
	Fannie Mae Pool #MA4578 2.50% 4/1/2052[4]	3,512	2,875
	Fannie Mae Pool #CB3353 2.50% 4/1/2052[4]	3,274	2,671
	Fannie Mae Pool #BV4656 2.50% 4/1/2052[4]	2,237	1,835
	Fannie Mae Pool #BQ7478 2.50% 4/1/2052[4]	2,114	1,736
	Fannie Mae Pool #CB3356 2.50% 4/1/2052[4]	1,832	1,503
	Fannie Mae Pool #BV5355 2.50% 4/1/2052[4]	1,532	1,259
	Fannie Mae Pool #FS6036 2.50% 4/1/2052[4]	779	635
	Fannie Mae Pool #BU9507 2.50% 4/1/2052[4]	530	435
	Fannie Mae Pool #BT8116 2.50% 4/1/2052[4]	449	369
	Fannie Mae Pool #FS6221 2.50% 4/1/2052[4]	112	92
	Fannie Mae Pool #FS8677 2.50% 4/1/2052[4]	80	66
	Fannie Mae Pool #BV5370 2.50% 4/1/2052[4]	71	58
	Fannie Mae Pool #BU8905 2.50% 4/1/2052[4]	26	21
	Fannie Mae Pool #BV7702 2.50% 4/1/2052[4]	26	21
	Fannie Mae Pool #FS1180 3.50% 4/1/2052[4]	75,987	67,981

American Balanced Fund	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BV0242 3.50% 4/1/2052[4]	USD164	$147
	Fannie Mae Pool #FS1206 3.50% 4/1/2052[4]	151	135
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[4]	38,956	30,496
	Fannie Mae Pool #BV9644 2.50% 5/1/2052[4]	11,728	9,633
	Fannie Mae Pool #FS8650 2.50% 5/1/2052[4]	10,330	8,442
	Fannie Mae Pool #MA4598 2.50% 5/1/2052[4]	2,080	1,699
	Fannie Mae Pool #FS5387 2.50% 5/1/2052[4]	1,963	1,602
	Fannie Mae Pool #BV5577 2.50% 5/1/2052[4]	687	564
	Fannie Mae Pool #BW0160 2.50% 5/1/2052[4]	352	290
	Fannie Mae Pool #BW0462 2.50% 5/1/2052[4]	64	53
	Fannie Mae Pool #BT7826 2.50% 5/1/2052[4]	23	18
	Fannie Mae Pool #CB3620 4.00% 5/1/2052[4]	73,504	67,384
	Fannie Mae Pool #FS1834 4.00% 5/1/2052[4]	39,863	36,643
	Fannie Mae Pool #FS1948 4.00% 5/1/2052[4]	25	23
	Fannie Mae Pool #CB3653 5.00% 5/1/2052[4]	26	25
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[4]	9,782	7,642
	Fannie Mae Pool #BU8730 2.50% 6/1/2052[4]	11,773	9,667
	Fannie Mae Pool #FS6034 2.50% 6/1/2052[4]	2,683	2,189
	Fannie Mae Pool #FS4710 2.50% 6/1/2052[4]	1,004	820
	Fannie Mae Pool #FS5035 2.50% 6/1/2052[4]	909	741
	Fannie Mae Pool #FS7056 2.50% 6/1/2052[4]	665	546
	Fannie Mae Pool #MA4623 2.50% 6/1/2052[4]	476	389
	Fannie Mae Pool #BV9975 2.50% 6/1/2052[4]	463	380
	Fannie Mae Pool #BW7323 2.50% 6/1/2052[4]	238	196
	Fannie Mae Pool #FS5172 2.50% 6/1/2052[4]	30	25
	Fannie Mae Pool #BV7809 3.50% 6/1/2052[4]	159	141
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[4]	49,429	45,304
	Fannie Mae Pool #BV9955 4.00% 6/1/2052[4]	28	26
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[4]	20,350	15,888
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[4]	95,184	77,666
	Fannie Mae Pool #CB4274 2.50% 7/1/2052[4]	15,037	12,299
	Fannie Mae Pool #FS6631 2.50% 7/1/2052[4]	1,046	858
	Fannie Mae Pool #BW0002 2.50% 7/1/2052[4]	482	394
	Fannie Mae Pool #BW4142 2.50% 7/1/2052[4]	303	249
	Fannie Mae Pool #CB4119 4.00% 7/1/2052[4]	130,726	119,835
	Fannie Mae Pool #FS5851 4.00% 7/1/2052[4]	16,280	14,925
	Fannie Mae Pool #CB4123 4.00% 7/1/2052[4]	881	808
	Fannie Mae Pool #MA4743 2.50% 8/1/2052[4]	1,549	1,264
	Fannie Mae Pool #FS2535 2.50% 8/1/2052[4]	125	102
	Fannie Mae Pool #FS4747 3.50% 8/1/2052[4]	10,492	9,358
	Fannie Mae Pool #FS2654 4.00% 8/1/2052[4]	3,164	2,901
	Fannie Mae Pool #BT8308 4.50% 8/1/2052[4]	137	129
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[4]	8,751	8,480
	Fannie Mae Pool #BW9206 5.50% 8/1/2052[4]	129	131
	Fannie Mae Pool #MA4768 2.50% 9/1/2052[4]	1,675	1,367
	Fannie Mae Pool #FS2805 2.50% 9/1/2052[4]	1,251	1,029
	Fannie Mae Pool #BX3451 2.50% 9/1/2052[4]	367	302
	Fannie Mae Pool #BW9184 4.00% 9/1/2052[4]	5,828	5,343
	Fannie Mae Pool #CB4548 4.00% 9/1/2052[4]	4,437	4,067
	Fannie Mae Pool #MA4732 4.00% 9/1/2052[4]	2,388	2,189
	Fannie Mae Pool #BW6230 4.00% 9/1/2052[4]	919	841
	Fannie Mae Pool #BW7713 4.00% 9/1/2052[4]	829	760
	Fannie Mae Pool #BW7701 4.00% 9/1/2052[4]	115	105
	Fannie Mae Pool #BW6236 4.00% 9/1/2052[4]	24	22
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[4]	28,861	27,181
	Fannie Mae Pool #CB4620 5.00% 9/1/2052[4]	39,528	38,451
	Fannie Mae Pool #FS4611 5.00% 9/1/2052[4]	20,700	20,052
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[4]	235,866	183,859
	Fannie Mae Pool #BW9888 4.00% 10/1/2052[4]	7,633	6,987
	Fannie Mae Pool #BW8987 4.00% 10/1/2052[4]	7,489	6,865
	Fannie Mae Pool #BW1241 4.00% 10/1/2052[4]	6,956	6,373
	Fannie Mae Pool #BX2841 4.00% 10/1/2052[4]	100	92
	Fannie Mae Pool #BW7063 4.00% 10/1/2052[4]	85	78
	Fannie Mae Pool #CB4819 4.00% 10/1/2052[4]	27	24
	Fannie Mae Pool #CB4821 4.50% 10/1/2052[4,5]	262,063	247,103
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[4]	29,411	28,488
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[4]	7,176	7,104

11	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[4]	USD6,491	$6,426
	Fannie Mae Pool #BX0449 4.00% 11/1/2052[4]	6,747	6,176
	Fannie Mae Pool #CB5118 4.00% 11/1/2052[4]	3,616	3,315
	Fannie Mae Pool #FS5635 4.00% 11/1/2052[4]	215	196
	Fannie Mae Pool #CB5266 4.50% 11/1/2052[4]	125,776	118,535
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[4]	46,648	43,994
	Fannie Mae Pool #MA4806 5.00% 11/1/2052[4]	25,027	24,239
	Fannie Mae Pool #BX2812 5.00% 11/1/2052[4]	17,137	16,597
	Fannie Mae Pool #BX3687 4.00% 12/1/2052[4]	6,878	6,301
	Fannie Mae Pool #BW1385 4.00% 12/1/2052[4]	4,204	3,849
	Fannie Mae Pool #FS5701 4.00% 12/1/2052[4]	62	57
	Fannie Mae Pool #BX3198 4.00% 12/1/2052[4]	26	23
	Fannie Mae Pool #BX5583 5.00% 12/1/2052[4]	1,879	1,826
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[4]	45,576	45,115
	Fannie Mae Pool #BX4004 5.50% 12/1/2052[4]	1,346	1,331
	Fannie Mae Pool #BX3726 5.50% 12/1/2052[4]	835	827
	Fannie Mae Pool #BX3716 5.50% 12/1/2052[4]	695	688
	Fannie Mae Pool #MA4910 2.50% 1/1/2053[4]	4,229	3,462
	Fannie Mae Pool #BX4184 4.00% 1/1/2053[4]	4,230	3,875
	Fannie Mae Pool #FS4947 4.00% 1/1/2053[4]	213	195
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[4]	13,108	12,344
	Fannie Mae Pool #FS6769 5.00% 1/1/2053[4]	94,156	91,201
	Fannie Mae Pool #BT8033 5.00% 1/1/2053[4]	18,091	17,527
	Fannie Mae Pool #BX0856 5.50% 1/1/2053[4]	748	743
	Fannie Mae Pool #BX5592 5.50% 1/1/2053[4]	580	574
	Fannie Mae Pool #BX6108 5.50% 1/1/2053[4]	60	60
	Fannie Mae Pool #BW4964 2.50% 2/1/2053[4]	147	120
	Fannie Mae Pool #FS4435 2.50% 2/1/2053[4]	23	19
	Fannie Mae Pool #CB6813 4.00% 2/1/2053[4]	8,434	7,728
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[4]	7,813	7,152
	Fannie Mae Pool #BY1411 4.00% 2/1/2053[4]	1,115	1,021
	Fannie Mae Pool #BW5132 4.00% 2/1/2053[4]	97	89
	Fannie Mae Pool #CB5664 4.00% 2/1/2053[4]	52	48
	Fannie Mae Pool #MA4917 4.50% 2/1/2053[4]	170	160
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[4]	14,260	14,092
	Fannie Mae Pool #BX7384 5.50% 2/1/2053[4]	1,078	1,065
	Fannie Mae Pool #FS4024 5.50% 2/1/2053[4]	524	519
	Fannie Mae Pool #BW5124 5.50% 2/1/2053[4]	81	80
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[4]	31,825	32,483
	Fannie Mae Pool #BX7703 6.50% 2/1/2053[4]	282	289
	Fannie Mae Pool #CB6393 4.00% 3/1/2053[4]	8,616	7,896
	Fannie Mae Pool #BW5000 4.00% 3/1/2053[4]	2,521	2,310
	Fannie Mae Pool #BT8069 4.00% 3/1/2053[4]	1,610	1,475
	Fannie Mae Pool #MA4962 4.00% 3/1/2053[4]	681	623
	Fannie Mae Pool #FS7751 4.00% 3/1/2053[4]	231	211
	Fannie Mae Pool #BX7774 5.50% 3/1/2053[4]	9,578	9,507
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[4]	4,191	4,167
	Fannie Mae Pool #BX9431 5.50% 3/1/2053[4]	3,386	3,359
	Fannie Mae Pool #BX7782 5.50% 3/1/2053[4]	1,796	1,775
	Fannie Mae Pool #BX8514 5.50% 3/1/2053[4]	180	179
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[4]	19,011	19,241
	Fannie Mae Pool #CB6012 4.00% 4/1/2053[4]	13,115	12,005
	Fannie Mae Pool #BW4884 4.00% 4/1/2053[4]	12,978	11,889
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[4]	5,452	4,991
	Fannie Mae Pool #CB7396 4.00% 4/1/2053[4]	284	260
	Fannie Mae Pool #MA4977 4.50% 4/1/2053[4]	34,513	32,500
	Fannie Mae Pool #BW5269 4.50% 4/1/2053[4]	12,832	12,088
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[4]	48,228	46,585
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[4]	4,708	4,651
	Fannie Mae Pool #BX9116 5.50% 4/1/2053[4]	3,077	3,042
	Fannie Mae Pool #BX8556 5.50% 4/1/2053[4]	2,844	2,813
	Fannie Mae Pool #BY0667 5.50% 4/1/2053[4]	855	846
	Fannie Mae Pool #BY0007 5.50% 4/1/2053[4]	773	765
	Fannie Mae Pool #BY3206 5.50% 4/1/2053[4]	418	413
	Fannie Mae Pool #BX8883 5.50% 4/1/2053[4]	133	131
	Fannie Mae Pool #FS4919 2.50% 5/1/2053[4]	66	54
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[4]	48,660	44,548

American Balanced Fund	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BW4940 4.00% 5/1/2053[4]	USD1,589	$1,456
	Fannie Mae Pool #CB6297 4.00% 5/1/2053[4]	401	367
	Fannie Mae Pool #CB6985 4.00% 5/1/2053[4]	202	185
	Fannie Mae Pool #MA5008 4.50% 5/1/2053[4]	2,777	2,616
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[4]	39,324	38,022
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[4]	7,066	6,845
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[4]	11,619	11,480
	Fannie Mae Pool #BY0091 5.50% 5/1/2053[4]	8,511	8,412
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[4]	6,493	6,422
	Fannie Mae Pool #BY2505 5.50% 5/1/2053[4]	4,012	3,968
	Fannie Mae Pool #BY0204 5.50% 5/1/2053[4]	3,396	3,371
	Fannie Mae Pool #BY4413 5.50% 5/1/2053[4]	299	295
	Fannie Mae Pool #MA5063 2.50% 6/1/2053[4]	3,435	2,806
	Fannie Mae Pool #MA5054 4.00% 6/1/2053[4]	44,375	40,625
	Fannie Mae Pool #BW9778 4.00% 6/1/2053[4]	785	719
	Fannie Mae Pool #BY4220 4.00% 6/1/2053[4]	549	502
	Fannie Mae Pool #CB6590 4.00% 6/1/2053[4]	502	460
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[4]	60,714	58,721
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[4]	69,362	68,636
	Fannie Mae Pool #BY3521 5.50% 6/1/2053[4]	16,221	16,030
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[4]	4,041	3,994
	Fannie Mae Pool #BY3337 5.50% 6/1/2053[4]	347	344
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[4]	6,627	6,830
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[4]	2,296	2,353
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[4]	1,714	1,759
	Fannie Mae Pool #MA5089 4.00% 7/1/2053[4]	17,052	15,618
	Fannie Mae Pool #FS6638 4.00% 7/1/2053[4]	6,063	5,557
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[4]	1,216	1,113
	Fannie Mae Pool #BW9646 4.00% 7/1/2053[4]	38	35
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[4]	157,832	148,641
	Fannie Mae Pool #CB6719 4.50% 7/1/2053[4]	3,695	3,480
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[4]	40,525	40,072
	Fannie Mae Pool #CB6768 6.50% 7/1/2053[4]	7,975	8,183
	Fannie Mae Pool #MA5127 4.00% 8/1/2053[4]	38,654	35,379
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[4]	5,654	5,325
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[4]	97	96
	Fannie Mae Pool #CB7216 4.00% 9/1/2053[4]	764	700
	Fannie Mae Pool #MA5135 4.00% 9/1/2053[4]	123	113
	Fannie Mae Pool #MA5138 5.50% 9/1/2053[4]	64,287	63,526
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[4]	10,469	10,406
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[4]	72,784	73,201
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[4]	5,501	5,434
	Fannie Mae Pool #CB7344 6.00% 10/1/2053[4]	83,786	84,436
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[4]	9,002	9,053
	Fannie Mae Pool #BY1418 4.00% 11/1/2053[4]	5,594	5,120
	Fannie Mae Pool #CB8251 4.00% 11/1/2053[4]	1,860	1,703
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[4]	86	79
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[4]	180,170	174,289
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[4]	76,139	75,237
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[4]	11,587	11,448
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[4]	10,531	10,592
	Fannie Mae Pool #CB7426 6.50% 11/1/2053[4]	3,524	3,617
	Fannie Mae Pool #CB7907 6.50% 11/1/2053[4]	35	36
	Fannie Mae Pool #MA5236 4.00% 12/1/2053[4]	5,974	5,468
	Fannie Mae Pool #BY1448 4.00% 12/1/2053[4]	4,646	4,253
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[4]	14,623	14,441
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[4]	8,855	8,748
	Fannie Mae Pool #CB7617 6.00% 12/1/2053[4]	13,558	13,645
	Fannie Mae Pool #FS6610 6.50% 12/1/2053[4]	19,910	20,369
	Fannie Mae Pool #CB7626 6.50% 12/1/2053[4]	4,076	4,194
	Fannie Mae Pool #FS7880 2.50% 1/1/2054[4]	876	719
	Fannie Mae Pool #FS7058 2.50% 1/1/2054[4]	33	27
	Fannie Mae Pool #MA5263 4.00% 1/1/2054[4]	65,700	60,134
	Fannie Mae Pool #CB7862 6.00% 1/1/2054[4]	23,626	23,779
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[4]	42,810	43,831
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[4]	1,860	1,909
	Fannie Mae Pool #MA5248 6.50% 1/1/2054[4]	81	83

13	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BY1343 4.00% 2/1/2054[4]	USD4,587	$4,199
	Fannie Mae Pool #MA5270 5.00% 2/1/2054[4]	9,923	9,585
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[4]	13,737	13,566
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[4]	10,570	10,438
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[4]	17,412	17,521
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[4]	5,080	5,107
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[4]	3,743	3,788
	Fannie Mae Pool #MA5273 6.50% 2/1/2054[4]	65,725	67,133
	Fannie Mae Pool #CB7917 6.50% 2/1/2054[4]	24,987	25,594
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[4]	10,954	11,220
	Fannie Mae Pool #FS7162 6.50% 2/1/2054[4]	9,479	9,753
	Fannie Mae Pool #FS9508 4.50% 3/1/2054[4]	168,408	158,567
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[4]	28,203	27,852
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[4]	7,306	7,220
	Fannie Mae Pool #DA7881 5.50% 3/1/2054[4]	602	594
	Fannie Mae Pool #FS7507 6.00% 3/1/2054[4]	60,288	61,099
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[4]	24,504	24,834
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[4]	229	231
	Fannie Mae Pool #FS7653 6.50% 3/1/2054[4]	3,972	4,083
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[4]	25,695	23,518
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[4]	9,247	9,149
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[4]	8,470	8,651
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[4]	4,376	4,506
	Fannie Mae Pool #MA5378 4.00% 5/1/2054[4]	4,383	4,011
	Fannie Mae Pool #DB3607 4.00% 5/1/2054[4]	450	412
	Fannie Mae Pool #CB8536 5.50% 5/1/2054[4]	56,686	56,313
	Fannie Mae Pool #DB5160 5.50% 5/1/2054[4]	3,116	3,080
	Fannie Mae Pool #DB2495 6.00% 5/1/2054[4]	2,024	2,034
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[4]	21,182	21,640
	Fannie Mae Pool #MA5385 4.00% 6/1/2054[4]	47,647	43,603
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[4]	7,810	7,747
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[4]	57,818	58,473
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[4]	19,704	19,806
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[4]	14,421	14,533
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[4]	12,542	12,715
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[4]	4,920	4,987
	Fannie Mae Pool #DB5480 6.50% 6/1/2054[4]	1,468	1,501
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[4]	1,091	1,125
	Fannie Mae Pool #DB5795 6.50% 6/1/2054[4]	339	346
	Fannie Mae Pool #MA5417 4.00% 7/1/2054[4]	39,605	36,243
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[4]	23,901	23,673
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[4]	15,198	15,009
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[4]	13,475	13,349
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[4]	11,609	11,511
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[4]	5,011	4,976
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[4]	53,301	53,905
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[4]	47,524	48,179
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[4]	41,562	42,079
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[4]	28,669	28,817
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[4]	20,001	20,247
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[4]	12,506	12,587
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[4]	10,782	10,925
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[4]	9,003	9,105
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[4]	8,454	8,508
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[4]	5,865	5,938
	Fannie Mae Pool #DB5214 6.00% 7/1/2054[4]	5,615	5,644
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[4]	127,511	130,272
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[4]	11,075	11,394
	Fannie Mae Pool #FS8607 6.50% 7/1/2054[4]	7,926	8,153
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[4]	3,044	3,109
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[4]	1,675	1,731
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[4]	488	501
	Fannie Mae Pool #DB6947 6.50% 7/1/2054[4]	440	452
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[4]	283	291
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[4]	30,557	27,963
	Fannie Mae Pool #CB8977 5.00% 8/1/2054[4]	34,999	33,886
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[4]	2,673	2,642

American Balanced Fund	14

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[4]	USD95,666	$96,279
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[4]	20,839	21,095
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[4]	18,939	19,037
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[4]	11,856	11,948
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[4]	10,745	10,827
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[4]	8,387	8,521
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[4]	7,009	7,045
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[4]	5,897	5,975
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[4]	4,420	4,463
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[4]	4,138	4,178
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[4]	14,012	14,396
	Fannie Mae Pool #FS8783 6.50% 8/1/2054[4]	2,398	2,464
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[4]	46	47
	Fannie Mae Pool #MA5467 4.00% 9/1/2054[4]	5,982	5,474
	Fannie Mae Pool #CB9210 5.50% 9/1/2054[4]	44,036	43,522
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[4]	41,936	41,541
	Fannie Mae Pool #CB9146 5.50% 9/1/2054[4]	25,983	25,779
	Fannie Mae Pool #FS9001 5.50% 9/1/2054[4]	11,749	11,662
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[4]	1,032	1,019
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[4]	21,523	21,866
	Fannie Mae Pool #CB9159 6.00% 9/1/2054[4]	20,023	20,312
	Fannie Mae Pool #CB9215 6.00% 9/1/2054[4]	15,998	16,253
	Fannie Mae Pool #FS9004 6.00% 9/1/2054[4]	11,734	11,849
	Fannie Mae Pool #BU5048 6.00% 9/1/2054[4]	6,562	6,652
	Fannie Mae Pool #MA5471 6.00% 9/1/2054[4]	4,070	4,091
	Fannie Mae Pool #DC1873 6.00% 9/1/2054[4]	1,542	1,562
	Fannie Mae Pool #DC1349 6.50% 9/1/2054[4]	1,275	1,302
	Fannie Mae Pool #MA5494 4.00% 10/1/2054[4]	40,914	37,441
	Fannie Mae Pool #DC4862 4.00% 10/1/2054[4]	63	58
	Fannie Mae Pool #MA5496 5.00% 10/1/2054[4]	12,223	11,804
	Fannie Mae Pool #BU5166 6.00% 10/1/2054[4]	15,704	15,882
	Fannie Mae Pool #BU5049 6.50% 10/1/2054[4]	1,668	1,721
	Fannie Mae Pool #DC2680 6.50% 10/1/2054[4]	491	502
	Fannie Mae Pool #MA5528 4.00% 11/1/2054[4]	62,768	57,440
	Fannie Mae Pool #DC2693 4.00% 11/1/2054[4]	2,000	1,831
	Fannie Mae Pool #DC6548 4.00% 11/1/2054[4]	821	752
	Fannie Mae Pool #DC6572 4.00% 11/1/2054[4]	144	132
	Fannie Mae Pool #DC5704 4.00% 11/1/2054[4]	51	47
	Fannie Mae Pool #MA5529 4.50% 11/1/2054[4]	89,147	83,904
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[4]	8,001	7,925
	Fannie Mae Pool #CB9432 6.00% 11/1/2054[4]	16,243	16,450
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[4]	13,748	12,581
	Fannie Mae Pool #DC7366 4.00% 12/1/2054[4]	327	301
	Fannie Mae Pool #DC7042 4.50% 12/1/2054[4]	244	229
	Fannie Mae Pool #CB9616 5.50% 12/1/2054[4]	24,682	24,447
	Fannie Mae Pool #BU5234 5.50% 12/1/2054[4]	12,985	12,862
	Fannie Mae Pool #DC6842 5.50% 12/1/2054[4]	30	30
	Fannie Mae Pool #CB9675 6.00% 12/1/2054[4]	38,919	39,469
	Fannie Mae Pool #BU5233 6.00% 12/1/2054[4]	18,981	19,196
	Fannie Mae Pool #BU5259 6.50% 12/1/2054[4]	1,863	1,910
	Fannie Mae Pool #MA5583 4.00% 1/1/2055[4]	15,806	14,460
	Fannie Mae Pool #MA5585 5.00% 1/1/2055[4]	52,613	50,809
	Fannie Mae Pool #BF0133 4.00% 8/1/2056[4]	26,640	24,455
	Fannie Mae Pool #BF0174 3.00% 2/1/2057[4]	4,864	3,971
	Fannie Mae Pool #BF0177 3.00% 2/1/2057[4]	4,667	3,971
	Fannie Mae Pool #BF0145 3.50% 3/1/2057[4]	100,510	88,461
	Fannie Mae Pool #BF0189 3.00% 6/1/2057[4]	7,409	6,233
	Fannie Mae Pool #BF0219 3.50% 9/1/2057[4]	22,621	19,992
	Fannie Mae Pool #BF0226 3.50% 1/1/2058[4]	6,559	5,808
	Fannie Mae Pool #BF0262 3.00% 5/1/2058[4]	373	314
	Fannie Mae Pool #BF0332 3.00% 1/1/2059[4]	56,276	47,337
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[4]	2,923	2,780
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[4]	70,052	61,569
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[4]	46,303	38,667
	Fannie Mae Pool #BF0546 2.50% 7/1/2061[4]	25,430	20,278
	Fannie Mae Pool #BF0548 3.00% 7/1/2061[4]	47,808	39,906
	Fannie Mae Pool #BF0547 3.00% 7/1/2061[4]	30,250	25,795

15	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[4]	USD49,064	$46,227
	Fannie Mae Pool #BF0762 3.00% 9/1/2063[4]	15,237	12,708
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[4]	12,823	11,153
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[4]	15,228	13,245
	Fannie Mae Pool #BF0786 4.00% 12/1/2063[4]	29,933	27,201
	Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.464% 12/25/2026[4,6]	27,168	26,130
	Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[4,6]	2,086	2,017
	Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.061% 6/25/2027[4,6]	2,245	2,168
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[4]	231	197
	Freddie Mac Pool #ZA1894 5.00% 8/1/2025[4]	1	1
	Freddie Mac Pool #ZA1914 5.00% 12/1/2025[4]	1	1
	Freddie Mac Pool #ZA1927 5.00% 3/1/2026[4]	5	5
	Freddie Mac Pool #ZA1950 6.50% 8/1/2026[4]	29	30
	Freddie Mac Pool #ZS8832 5.00% 3/1/2027[4]	1	1
	Freddie Mac Pool #ZA1997 5.00% 4/1/2027[4]	12	12
	Freddie Mac Pool #C91130 6.50% 12/1/2027[4]	27	27
	Freddie Mac Pool #D97504 6.50% 12/1/2027[4]	10	10
	Freddie Mac Pool #C91150 6.50% 1/1/2028[4]	31	32
	Freddie Mac Pool #G16210 3.50% 6/1/2032[4]	24	23
	Freddie Mac Pool #ZA2384 3.50% 6/1/2035[4]	160	152
	Freddie Mac Pool #A56076 5.50% 1/1/2037[4]	8	8
	Freddie Mac Pool #C91917 3.00% 2/1/2037[4]	5,788	5,329
	Freddie Mac Pool #C91912 3.00% 2/1/2037[4]	2,860	2,635
	Freddie Mac Pool #G06028 5.50% 7/1/2037[4]	125	125
	Freddie Mac Pool #G08248 5.50% 2/1/2038[4]	35	35
	Freddie Mac Pool #ZA2505 3.50% 5/1/2038[4]	59	56
	Freddie Mac Pool #ZT1449 3.00% 6/1/2038[4]	5,973	5,502
	Freddie Mac Pool #G04552 6.00% 9/1/2038[4]	294	305
	Freddie Mac Pool #G05979 5.50% 10/1/2038[4]	16	16
	Freddie Mac Pool #G05546 5.50% 7/1/2039[4]	69	70
	Freddie Mac Pool #A90351 4.50% 1/1/2040[4]	99	95
	Freddie Mac Pool #G05937 4.50% 8/1/2040[4]	1,868	1,814
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[4]	88,841	74,278
	Freddie Mac Pool #A97543 4.50% 3/1/2041[4]	155	153
	Freddie Mac Pool #A97669 4.50% 3/1/2041[4]	126	122
	Freddie Mac Pool #Q01190 4.50% 6/1/2041[4]	73	71
	Freddie Mac Pool #Q01160 5.00% 6/1/2041[4]	116	116
	Freddie Mac Pool #SC0148 2.00% 7/1/2041[4]	2,166	1,810
	Freddie Mac Pool #Q03821 4.50% 10/1/2041[4]	279	271
	Freddie Mac Pool #Q03795 4.50% 10/1/2041[4]	19	18
	Freddie Mac Pool #Q11220 3.50% 9/1/2042[4]	368	335
	Freddie Mac Pool #V80026 3.00% 4/1/2043[4]	23	21
	Freddie Mac Pool #G07921 3.50% 4/1/2043[4]	303	277
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[4]	175	165
	Freddie Mac Pool #Q23185 4.00% 11/1/2043[4]	146	138
	Freddie Mac Pool #Q26734 4.00% 6/1/2044[4]	1,551	1,454
	Freddie Mac Pool #SD0480 3.50% 6/1/2045[4]	7,733	7,047
	Freddie Mac Pool #760014 3.426% 8/1/2045[4,6]	581	571
	Freddie Mac Pool #Q37988 4.00% 12/1/2045[4]	3,188	2,979
	Freddie Mac Pool #G60344 4.00% 12/1/2045[4]	2,962	2,767
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[4]	11,680	10,199
	Freddie Mac Pool #Q40476 4.00% 4/1/2046[4]	2,344	2,185
	Freddie Mac Pool #Q40458 4.00% 4/1/2046[4]	521	486
	Freddie Mac Pool #G60744 3.50% 7/1/2046[4]	1,512	1,359
	Freddie Mac Pool #Q41909 4.50% 7/1/2046[4]	255	245
	Freddie Mac Pool #V82628 4.00% 9/1/2046[4]	6,869	6,390
	Freddie Mac Pool #760015 3.11% 1/1/2047[4,6]	4,125	3,922
	Freddie Mac Pool #G60928 4.50% 4/1/2047[4]	1,943	1,869
	Freddie Mac Pool #ZS4726 3.50% 7/1/2047[4]	20	18
	Freddie Mac Pool #G08775 4.00% 8/1/2047[4]	9,385	8,687
	Freddie Mac Pool #G61295 3.50% 9/1/2047[4]	4,877	4,387
	Freddie Mac Pool #ZS4735 3.50% 9/1/2047[4]	125	112
	Freddie Mac Pool #V83507 4.00% 10/1/2047[4]	1,494	1,387
	Freddie Mac Pool #G61733 3.00% 12/1/2047[4]	14,600	12,712
	Freddie Mac Pool #ZS4747 3.50% 12/1/2047[4]	14,256	12,800
	Freddie Mac Pool #G61662 3.50% 2/1/2048[4]	4,574	4,113
	Freddie Mac Pool #Q54547 4.00% 3/1/2048[4]	6,910	6,417

American Balanced Fund	16

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SI2002 4.00% 3/1/2048[4]	USD26	$24
	Freddie Mac Pool #G61628 3.50% 9/1/2048[4]	5,030	4,523
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[4]	2,301	2,200
	Freddie Mac Pool #ZA5889 4.00% 11/1/2048[4]	3,127	2,900
	Freddie Mac Pool #V85664 3.50% 6/1/2049[4]	23,294	20,942
	Freddie Mac Pool #SD7506 4.00% 9/1/2049[4]	38,404	35,686
	Freddie Mac Pool #SD7508 3.50% 10/1/2049[4]	7,903	7,095
	Freddie Mac Pool #RA1744 4.00% 11/1/2049[4]	567	525
	Freddie Mac Pool #QA5118 3.50% 12/1/2049[4]	30,444	27,333
	Freddie Mac Pool #QB1968 2.50% 7/1/2050[4]	8,701	7,109
	Freddie Mac Pool #RA3055 2.50% 7/1/2050[4]	2,791	2,280
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[4]	1,863	1,604
	Freddie Mac Pool #SI2062 2.00% 9/1/2050[4]	13,986	11,014
	Freddie Mac Pool #QB3745 2.50% 9/1/2050[4]	112	92
	Freddie Mac Pool #RA3611 2.50% 9/1/2050[4]	48	40
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[4]	5,906	5,080
	Freddie Mac Pool #SI2080 2.00% 10/1/2050[4]	14,431	11,408
	Freddie Mac Pool #QB4072 2.50% 10/1/2050[4]	1,967	1,608
	Freddie Mac Pool #SD7528 2.00% 11/1/2050[4]	89,447	70,923
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[4]	81,072	63,709
	Freddie Mac Pool #RA4070 2.50% 11/1/2050[4]	18,034	14,876
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[4]	16,761	13,807
	Freddie Mac Pool #RA4206 2.50% 12/1/2050[4]	7,861	6,427
	Freddie Mac Pool #RA4216 2.50% 12/1/2050[4]	349	288
	Freddie Mac Pool #RA4352 2.00% 1/1/2051[4]	20,482	16,155
	Freddie Mac Pool #QB8605 2.00% 2/1/2051[4]	14,516	11,506
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[4]	5,275	4,124
	Freddie Mac Pool #SD1729 2.50% 2/1/2051[4]	44,586	36,766
	Freddie Mac Pool #QB8934 2.50% 2/1/2051[4]	70	57
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[4]	42,317	33,061
	Freddie Mac Pool #QB9901 2.50% 3/1/2051[4]	436	356
	Freddie Mac Pool #SD0578 2.50% 3/1/2051[4]	71	58
	Freddie Mac Pool #SI2108 2.50% 4/1/2051[4]	13,346	10,901
	Freddie Mac Pool #QC0292 2.50% 4/1/2051[4]	9,944	8,195
	Freddie Mac Pool #QC0576 2.50% 4/1/2051[4]	104	85
	Freddie Mac Pool #RA5287 2.00% 5/1/2051[4]	54,305	42,865
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[4]	10,599	8,382
	Freddie Mac Pool #RA5259 2.50% 5/1/2051[4]	192,469	158,727
	Freddie Mac Pool #RA5219 2.50% 5/1/2051[4]	10,822	8,905
	Freddie Mac Pool #RA5275 2.50% 5/1/2051[4]	843	691
	Freddie Mac Pool #QC1924 2.50% 5/1/2051[4]	472	385
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[4]	3,628	3,114
	Freddie Mac Pool #QC3532 2.50% 6/1/2051[4]	1,992	1,625
	Freddie Mac Pool #SI2032 2.50% 6/1/2051[4]	462	377
	Freddie Mac Pool #QC3428 2.50% 6/1/2051[4]	310	253
	Freddie Mac Pool #RA5559 2.50% 7/1/2051[4]	16,074	13,113
	Freddie Mac Pool #QC3654 2.50% 7/1/2051[4]	1,571	1,282
	Freddie Mac Pool #QC4231 2.50% 7/1/2051[4]	479	391
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[4]	14,138	12,250
	Freddie Mac Pool #QC5574 2.50% 8/1/2051[4]	19,591	15,982
	Freddie Mac Pool #QC5137 2.50% 8/1/2051[4]	5,036	4,114
	Freddie Mac Pool #QC5142 2.50% 8/1/2051[4]	118	97
	Freddie Mac Pool #SD0665 3.00% 8/1/2051[4]	18,592	15,973
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[4]	62,514	51,806
	Freddie Mac Pool #RA5836 2.50% 9/1/2051[4]	60,349	49,734
	Freddie Mac Pool #RA5782 2.50% 9/1/2051[4]	16,188	13,389
	Freddie Mac Pool #RA5759 2.50% 9/1/2051[4]	4,900	3,998
	Freddie Mac Pool #QC6761 2.50% 9/1/2051[4]	1,596	1,302
	Freddie Mac Pool #QC6225 2.50% 9/1/2051[4]	1,028	838
	Freddie Mac Pool #QC6516 2.50% 9/1/2051[4]	951	776
	Freddie Mac Pool #SD2963 2.50% 9/1/2051[4]	838	683
	Freddie Mac Pool #SD5485 2.50% 9/1/2051[4]	792	646
	Freddie Mac Pool #RA5767 2.50% 9/1/2051[4]	359	293
	Freddie Mac Pool #QC6597 2.50% 9/1/2051[4]	26	21
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[4]	19,971	17,248
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[4]	3,492	2,999
	Freddie Mac Pool #SD8172 2.00% 10/1/2051[4]	9,035	7,064

17	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QC8489 2.50% 10/1/2051[4]	USD51,180	$42,218
	Freddie Mac Pool #RA6107 2.50% 10/1/2051[4]	35,473	28,938
	Freddie Mac Pool #QC8778 2.50% 10/1/2051[4]	32,735	26,704
	Freddie Mac Pool #SD1345 2.50% 10/1/2051[4]	14,801	12,070
	Freddie Mac Pool #RA6017 2.50% 10/1/2051[4]	12,390	10,108
	Freddie Mac Pool #QC8196 2.50% 10/1/2051[4]	8,480	6,918
	Freddie Mac Pool #QC8618 2.50% 10/1/2051[4]	6,330	5,212
	Freddie Mac Pool #RA6136 2.50% 10/1/2051[4]	2,819	2,300
	Freddie Mac Pool #QC9123 2.50% 10/1/2051[4]	1,056	861
	Freddie Mac Pool #SD6078 2.50% 10/1/2051[4]	804	656
	Freddie Mac Pool #QC9156 2.50% 10/1/2051[4]	212	174
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[4]	49,959	42,879
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[4]	4,488	3,874
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[4]	5,367	4,245
	Freddie Mac Pool #SD7548 2.50% 11/1/2051[4]	218,187	180,819
	Freddie Mac Pool #RA6290 2.50% 11/1/2051[4]	1,246	1,017
	Freddie Mac Pool #RA6231 2.50% 11/1/2051[4]	1,038	847
	Freddie Mac Pool #QC9944 2.50% 11/1/2051[4]	898	733
	Freddie Mac Pool #QC9941 2.50% 11/1/2051[4]	120	98
	Freddie Mac Pool #QD1746 2.50% 11/1/2051[4]	46	38
	Freddie Mac Pool #SD0759 2.50% 11/1/2051[4]	35	29
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[4]	4,070	3,496
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[4]	62,325	51,502
	Freddie Mac Pool #QD2621 2.50% 12/1/2051[4]	9,427	7,690
	Freddie Mac Pool #RA6492 2.50% 12/1/2051[4]	7,338	5,986
	Freddie Mac Pool #QD3619 2.50% 12/1/2051[4]	5,115	4,174
	Freddie Mac Pool #QD1626 2.50% 12/1/2051[4]	4,594	3,747
	Freddie Mac Pool #QD2075 2.50% 12/1/2051[4]	4,523	3,690
	Freddie Mac Pool #QD3540 2.50% 12/1/2051[4]	2,601	2,140
	Freddie Mac Pool #QD3226 2.50% 12/1/2051[4]	2,281	1,860
	Freddie Mac Pool #RA6493 2.50% 12/1/2051[4]	315	258
	Freddie Mac Pool #QD3310 3.00% 12/1/2051[4]	8,401	7,165
	Freddie Mac Pool #SD0855 2.50% 1/1/2052[4]	24,269	19,954
	Freddie Mac Pool #SD0853 2.50% 1/1/2052[4]	9,534	7,773
	Freddie Mac Pool #QD5201 2.50% 1/1/2052[4]	9,155	7,465
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[4]	8,117	6,708
	Freddie Mac Pool #SD2629 2.50% 1/1/2052[4]	5,897	4,809
	Freddie Mac Pool #SD0854 2.50% 1/1/2052[4]	3,172	2,587
	Freddie Mac Pool #RA6614 2.50% 1/1/2052[4]	3,050	2,494
	Freddie Mac Pool #QD5204 2.50% 1/1/2052[4]	610	502
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[4]	9,451	8,153
	Freddie Mac Pool #RA6913 2.00% 2/1/2052[4]	6,188	4,830
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[4]	811	633
	Freddie Mac Pool #QD6848 2.50% 2/1/2052[4]	5,036	4,128
	Freddie Mac Pool #SD2962 2.50% 2/1/2052[4]	1,225	1,005
	Freddie Mac Pool #QD5828 2.50% 2/1/2052[4]	903	741
	Freddie Mac Pool #QD6813 2.50% 2/1/2052[4]	559	459
	Freddie Mac Pool #QD7397 2.50% 2/1/2052[4]	457	376
	Freddie Mac Pool #RA6900 2.50% 2/1/2052[4]	421	346
	Freddie Mac Pool #RA6865 2.50% 2/1/2052[4]	226	186
	Freddie Mac Pool #SD0868 2.50% 2/1/2052[4]	224	183
	Freddie Mac Pool #SD8194 2.50% 2/1/2052[4]	69	56
	Freddie Mac Pool #QD7219 2.50% 2/1/2052[4]	25	20
	Freddie Mac Pool #RA6664 3.00% 2/1/2052[4]	94,436	80,954
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[4]	4,493	4,006
	Freddie Mac Pool #QD8873 3.50% 2/1/2052[4]	12	11
	Freddie Mac Pool #QD9176 2.50% 3/1/2052[4]	2,626	2,141
	Freddie Mac Pool #RA7021 2.50% 3/1/2052[4]	821	674
	Freddie Mac Pool #QD9657 2.50% 3/1/2052[4]	710	582
	Freddie Mac Pool #QD8206 2.50% 3/1/2052[4]	661	543
	Freddie Mac Pool #SD2964 2.50% 3/1/2052[4]	297	242
	Freddie Mac Pool #QE0588 2.50% 3/1/2052[4]	188	154
	Freddie Mac Pool #SD8200 2.50% 3/1/2052[4]	147	120
	Freddie Mac Pool #RA8942 2.50% 3/1/2052[4]	129	106
	Freddie Mac Pool #RA7091 2.50% 3/1/2052[4]	123	101
	Freddie Mac Pool #QD7993 2.50% 3/1/2052[4]	24	20
	Freddie Mac Pool #SD7553 3.00% 3/1/2052[4]	44,215	38,116

American Balanced Fund	18

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[4]	USD33,978	$28,099
	Freddie Mac Pool #QE0292 2.50% 4/1/2052[4]	3,045	2,496
	Freddie Mac Pool #QE0327 2.50% 4/1/2052[4]	2,199	1,793
	Freddie Mac Pool #SD3478 2.50% 4/1/2052[4]	1,965	1,602
	Freddie Mac Pool #QE0800 2.50% 4/1/2052[4]	1,563	1,274
	Freddie Mac Pool #QE1005 2.50% 4/1/2052[4]	1,546	1,270
	Freddie Mac Pool #QE2317 2.50% 4/1/2052[4]	1,279	1,049
	Freddie Mac Pool #QE0812 2.50% 4/1/2052[4]	1,176	964
	Freddie Mac Pool #SD8205 2.50% 4/1/2052[4]	526	430
	Freddie Mac Pool #QE5290 2.50% 4/1/2052[4]	465	380
	Freddie Mac Pool #QE2101 2.50% 4/1/2052[4]	395	324
	Freddie Mac Pool #QE0407 2.50% 4/1/2052[4]	374	306
	Freddie Mac Pool #QE1102 2.50% 4/1/2052[4]	290	236
	Freddie Mac Pool #QE0025 2.50% 4/1/2052[4]	227	186
	Freddie Mac Pool #QD9323 2.50% 4/1/2052[4]	214	176
	Freddie Mac Pool #QE0521 2.50% 4/1/2052[4]	25	21
	Freddie Mac Pool #QD9576 3.00% 4/1/2052[4]	9,141	7,785
	Freddie Mac Pool #SD8217 4.00% 4/1/2052[4]	48	44
	Freddie Mac Pool #RA7139 2.50% 5/1/2052[4]	8,301	6,774
	Freddie Mac Pool #SD8212 2.50% 5/1/2052[4]	5,194	4,241
	Freddie Mac Pool #QE2352 2.50% 5/1/2052[4]	1,513	1,240
	Freddie Mac Pool #QE1859 2.50% 5/1/2052[4]	380	312
	Freddie Mac Pool #QE2112 2.50% 5/1/2052[4]	241	197
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[4]	280,999	239,114
	Freddie Mac Pool #RA7399 4.00% 5/1/2052[4]	33,296	30,569
	Freddie Mac Pool #QE2335 4.00% 5/1/2052[4]	30,073	27,613
	Freddie Mac Pool #SD6496 2.00% 6/1/2052[4]	44,366	34,680
	Freddie Mac Pool #SD5109 2.00% 6/1/2052[4]	12,937	10,100
	Freddie Mac Pool #SD4807 2.00% 6/1/2052[4]	4,676	3,653
	Freddie Mac Pool #QE4044 2.50% 6/1/2052[4]	10,694	8,758
	Freddie Mac Pool #SD8219 2.50% 6/1/2052[4]	8,134	6,642
	Freddie Mac Pool #QE5159 2.50% 6/1/2052[4]	295	242
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[4]	175,789	149,621
	Freddie Mac Pool #SD3245 4.00% 6/1/2052[4]	39,656	36,744
	Freddie Mac Pool #RA7468 4.00% 6/1/2052[4]	6,443	5,905
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[4]	836	767
	Freddie Mac Pool #SD1288 4.00% 6/1/2052[4]	278	254
	Freddie Mac Pool #RA7502 5.00% 6/1/2052[4]	866	839
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[4]	194,204	158,348
	Freddie Mac Pool #SD2600 2.50% 7/1/2052[4]	1,390	1,133
	Freddie Mac Pool #SD3632 2.50% 7/1/2052[4]	961	784
	Freddie Mac Pool #SD8224 2.50% 7/1/2052[4]	480	392
	Freddie Mac Pool #SD3227 2.50% 7/1/2052[4]	33	27
	Freddie Mac Pool #SD4074 2.50% 7/1/2052[4]	30	24
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[4]	80,773	68,796
	Freddie Mac Pool #RA7668 4.00% 7/1/2052[4]	12,970	11,889
	Freddie Mac Pool #QE6074 4.00% 7/1/2052[4]	479	439
	Freddie Mac Pool #QE5462 4.00% 7/1/2052[4]	396	363
	Freddie Mac Pool #QE8026 2.50% 8/1/2052[4]	4,215	3,453
	Freddie Mac Pool #SD8234 2.50% 8/1/2052[4]	943	769
	Freddie Mac Pool #QE8522 2.50% 8/1/2052[4]	708	581
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[4]	22,506	19,371
	Freddie Mac Pool #SD1766 4.00% 8/1/2052[4]	12,787	11,746
	Freddie Mac Pool #SD1441 4.00% 8/1/2052[4]	1,551	1,422
	Freddie Mac Pool #QE7412 4.00% 8/1/2052[4]	316	289
	Freddie Mac Pool #SD3246 4.00% 8/1/2052[4]	113	104
	Freddie Mac Pool #SD4554 4.00% 8/1/2052[4]	55	51
	Freddie Mac Pool #QE7976 4.50% 8/1/2052[4]	37,783	35,630
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[4]	7,808	7,357
	Freddie Mac Pool #SD6082 2.50% 9/1/2052[4]	807	658
	Freddie Mac Pool #SD1581 2.50% 9/1/2052[4]	645	527
	Freddie Mac Pool #SD8262 2.50% 9/1/2052[4]	304	248
	Freddie Mac Pool #SD5931 2.50% 9/1/2052[4]	42	35
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[4]	12,280	10,454
	Freddie Mac Pool #QF0323 4.00% 9/1/2052[4]	834	764
	Freddie Mac Pool #QF0666 4.00% 9/1/2052[4]	300	275
	Freddie Mac Pool #SD8244 4.00% 9/1/2052[4]	234	214

19	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[4]	USD28,549	$26,911
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[4]	8,982	8,464
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[4]	5,326	5,022
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[4]	53,387	51,738
	Freddie Mac Pool #SD8271 2.50% 10/1/2052[4]	18,552	15,127
	Freddie Mac Pool #SD8256 4.00% 10/1/2052[4]	9,588	8,781
	Freddie Mac Pool #SD2079 4.00% 10/1/2052[4]	1,981	1,816
	Freddie Mac Pool #QF1925 4.00% 10/1/2052[4]	1,844	1,690
	Freddie Mac Pool #QF2221 4.00% 10/1/2052[4]	958	877
	Freddie Mac Pool #QF2023 4.00% 10/1/2052[4]	82	75
	Freddie Mac Pool #QF1489 4.00% 10/1/2052[4]	15	14
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[4]	41,665	39,276
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[4]	3,534	3,332
	Freddie Mac Pool #SD8265 4.00% 11/1/2052[4]	380	348
	Freddie Mac Pool #SD1897 4.50% 11/1/2052[4]	138,228	132,176
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[4]	33,619	31,679
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[4]	28,264	27,150
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[4]	3,087	2,626
	Freddie Mac Pool #QF3955 4.00% 12/1/2052[4]	4,178	3,826
	Freddie Mac Pool #QF5391 4.00% 12/1/2052[4]	77	70
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[4]	36,053	33,999
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[4]	54,447	52,735
	Freddie Mac Pool #QF5340 5.00% 12/1/2052[4]	24,001	23,253
	Freddie Mac Pool #QF5830 5.00% 12/1/2052[4]	1,145	1,111
	Freddie Mac Pool #RA8303 5.50% 12/1/2052[4]	32,927	32,746
	Freddie Mac Pool #SD1961 5.50% 12/1/2052[4]	5,275	5,210
	Freddie Mac Pool #QF4136 5.50% 12/1/2052[4]	1,370	1,354
	Freddie Mac Pool #RA8309 6.00% 12/1/2052[4]	12,279	12,427
	Freddie Mac Pool #SD8303 2.50% 1/1/2053[4]	573	469
	Freddie Mac Pool #SD8286 4.00% 1/1/2053[4]	80	73
	Freddie Mac Pool #QF5672 5.00% 1/1/2053[4]	127,336	123,299
	Freddie Mac Pool #SD2571 5.00% 1/1/2053[4]	12,045	11,667
	Freddie Mac Pool #QF5717 5.00% 1/1/2053[4]	1,220	1,180
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[4]	359	347
	Freddie Mac Pool #QF5394 5.50% 1/1/2053[4]	1,398	1,384
	Freddie Mac Pool #QF5680 5.50% 1/1/2053[4]	1,241	1,228
	Freddie Mac Pool #QF5251 5.50% 1/1/2053[4]	632	626
	Freddie Mac Pool #QF6796 5.50% 1/1/2053[4]	324	320
	Freddie Mac Pool #QF7871 2.50% 2/1/2053[4]	71	58
	Freddie Mac Pool #RA8625 2.50% 2/1/2053[4]	49	40
	Freddie Mac Pool #QF8523 4.00% 2/1/2053[4]	1,444	1,323
	Freddie Mac Pool #RA8534 5.00% 2/1/2053[4]	159,345	154,303
	Freddie Mac Pool #SD8299 5.00% 2/1/2053[4]	24,096	23,334
	Freddie Mac Pool #RA8544 5.50% 2/1/2053[4]	33,994	33,640
	Freddie Mac Pool #QF7774 5.50% 2/1/2053[4]	3,725	3,686
	Freddie Mac Pool #QF8331 5.50% 2/1/2053[4]	2,869	2,837
	Freddie Mac Pool #QF7048 5.50% 2/1/2053[4]	79	78
	Freddie Mac Pool #QF8056 6.00% 2/1/2053[4]	23,743	23,919
	Freddie Mac Pool #QF8050 6.00% 2/1/2053[4]	8,698	8,763
	Freddie Mac Pool #RA8676 2.50% 3/1/2053[4]	674	551
	Freddie Mac Pool #RA8666 4.00% 3/1/2053[4]	9,897	9,070
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[4]	1,669	1,529
	Freddie Mac Pool #SD8306 4.50% 3/1/2053[4]	54,674	51,489
	Freddie Mac Pool #QF8926 4.50% 3/1/2053[4]	3,607	3,401
	Freddie Mac Pool #QF8936 4.50% 3/1/2053[4]	166	156
	Freddie Mac Pool #QF8462 5.50% 3/1/2053[4]	16,980	16,789
	Freddie Mac Pool #QF8552 5.50% 3/1/2053[4]	477	473
	Freddie Mac Pool #QF9076 5.50% 3/1/2053[4]	76	75
	Freddie Mac Pool #QF8554 5.50% 3/1/2053[4]	64	64
	Freddie Mac Pool #RA9021 2.50% 4/1/2053[4]	603	493
	Freddie Mac Pool #RA8720 4.00% 4/1/2053[4]	3,760	3,441
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[4]	11,145	10,795
	Freddie Mac Pool #SD3314 5.50% 4/1/2053[4]	54,396	53,778
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[4]	7,770	7,687
	Freddie Mac Pool #QG0979 5.50% 4/1/2053[4]	236	233
	Freddie Mac Pool #QG1387 5.50% 4/1/2053[4]	51	50
	Freddie Mac Pool #RA9338 2.50% 5/1/2053[4]	24	20

American Balanced Fund	20

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8321 4.00% 5/1/2053[4]	USD20,924	$19,151
	Freddie Mac Pool #QG2977 4.00% 5/1/2053[4]	595	545
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[4]	3,644	3,436
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[4]	362,030	349,972
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[4]	166,581	164,712
	Freddie Mac Pool #SD2882 5.50% 5/1/2053[4]	50,938	50,324
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[4]	29,470	29,156
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[4]	25,639	25,995
	Freddie Mac Pool #SD8338 4.00% 6/1/2053[4]	5,985	5,478
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[4]	92,770	89,753
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[4]	17,134	16,935
	Freddie Mac Pool #QG4632 5.50% 6/1/2053[4]	14,565	14,403
	Freddie Mac Pool #QG4732 5.50% 6/1/2053[4]	2,306	2,288
	Freddie Mac Pool #SD3177 6.00% 6/1/2053[4]	39,786	40,340
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[4]	14,248	14,412
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[4]	13,066	13,248
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[4]	9,141	9,248
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[4]	6,559	6,718
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[4]	2,942	3,028
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[4]	2,589	2,656
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[4]	2,432	2,512
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[4]	2,373	2,452
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[4]	1,713	1,773
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[4]	1,290	1,331
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[4]	920	942
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[4]	670	701
	Freddie Mac Pool #SD8353 4.00% 7/1/2053[4]	18,208	16,669
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[4]	408	394
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[4]	72,653	71,840
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[4]	10,430	10,318
	Freddie Mac Pool #RA9474 6.00% 7/1/2053[4]	20,390	20,653
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[4]	667	678
	Freddie Mac Pool #SD3356 6.00% 7/1/2053[4]	499	501
	Freddie Mac Pool #RA9735 2.50% 8/1/2053[4]	1,458	1,191
	Freddie Mac Pool #SD8357 4.00% 8/1/2053[4]	34,492	31,573
	Freddie Mac Pool #SD4999 5.00% 8/1/2053[4]	155,858	150,653
	Freddie Mac Pool #QG8374 5.50% 8/1/2053[4]	30,282	29,931
	Freddie Mac Pool #SD3559 5.50% 8/1/2053[4]	22,276	22,153
	Freddie Mac Pool #QG9352 6.00% 8/1/2053[4]	15,003	15,184
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[4]	332	334
	Freddie Mac Pool #RJ0147 2.50% 9/1/2053[4]	50	41
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[4]	52,428	51,832
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[4]	57,108	57,863
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[4]	31,461	31,644
	Freddie Mac Pool #SD3916 6.00% 9/1/2053[4]	14,301	14,455
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[4]	151,314	154,829
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[4]	131	120
	Freddie Mac Pool #SD4997 5.00% 10/1/2053[4]	6,202	6,000
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[4]	179,195	180,187
	Freddie Mac Pool #SD8390 4.00% 11/1/2053[4]	15,542	14,224
	Freddie Mac Pool #SD8370 4.50% 11/1/2053[4]	3,870	3,644
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[4]	81,067	78,357
	Freddie Mac Pool #SD8371 5.00% 11/1/2053[4]	16,975	16,407
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[4]	38,893	38,444
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[4]	595	611
	Freddie Mac Pool #SD8392 4.00% 12/1/2053[4]	810	741
	Freddie Mac Pool #QH6797 4.00% 12/1/2053[4]	171	156
	Freddie Mac Pool #SD8381 4.50% 12/1/2053[4]	4,229	3,981
	Freddie Mac Pool #SD8384 6.00% 12/1/2053[4]	54,093	54,397
	Freddie Mac Pool #QH5936 6.00% 12/1/2053[4]	9,311	9,426
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[4]	5,097	5,290
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[4]	32,042	29,324
	Freddie Mac Pool #SD6706 4.50% 1/1/2054[4]	61,816	58,204
	Freddie Mac Pool #SD8393 4.50% 1/1/2054[4]	22,699	21,369
	Freddie Mac Pool #SD4614 6.50% 1/1/2054[4]	10,385	10,684
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[4]	4,439	4,545
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[4]	745	763

21	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[4]	USD6,726	$6,981
	Freddie Mac Pool #SD8413 4.00% 2/1/2054[4]	13,172	12,055
	Freddie Mac Pool #SD5910 4.00% 2/1/2054[4]	796	730
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[4]	133	131
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[4]	31,605	31,774
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[4]	22,963	23,085
	Freddie Mac Pool #SD4894 6.00% 2/1/2054[4]	12,615	12,765
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[4]	4,838	4,863
	Freddie Mac Pool #SD4966 6.50% 2/1/2054[4]	28,417	29,256
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[4]	3,602	3,679
	Freddie Mac Pool #SD8424 4.00% 3/1/2054[4]	4,542	4,156
	Freddie Mac Pool #RJ1871 4.00% 3/1/2054[4]	1,311	1,200
	Freddie Mac Pool #QI1723 4.00% 3/1/2054[4]	43	39
	Freddie Mac Pool #SD8407 5.00% 3/1/2054[4]	12,793	12,356
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[4]	48,344	47,742
	Freddie Mac Pool #RJ1076 6.00% 3/1/2054[4]	25,987	26,152
	Freddie Mac Pool #RJ1015 6.50% 3/1/2054[4]	3,020	3,090
	Freddie Mac Pool #SD8425 4.00% 4/1/2054[4]	41,276	37,772
	Freddie Mac Pool #QI3509 4.00% 4/1/2054[4]	970	887
	Freddie Mac Pool #QI3594 4.00% 4/1/2054[4]	192	175
	Freddie Mac Pool #RJ1263 5.50% 4/1/2054[4]	27,189	26,869
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[4]	15,130	15,027
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[4]	11,331	11,198
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[4]	48,470	49,013
	Freddie Mac Pool #RJ1348 6.00% 4/1/2054[4]	16,457	16,656
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[4]	6,384	6,436
	Freddie Mac Pool #SD5221 6.50% 4/1/2054[4]	5,298	5,446
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[4]	5,971	5,464
	Freddie Mac Pool #RJ1498 4.00% 5/1/2054[4]	1,997	1,828
	Freddie Mac Pool #QI5786 4.00% 5/1/2054[4]	675	617
	Freddie Mac Pool #SD8430 5.00% 5/1/2054[4]	15,828	15,288
	Freddie Mac Pool #RJ1415 5.50% 5/1/2054[4]	17,084	16,949
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[4]	135,850	136,574
	Freddie Mac Pool #RJ1431 6.00% 5/1/2054[4]	11,904	12,067
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[4]	8,436	8,540
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[4]	9,053	9,317
	Freddie Mac Pool #RJ1441 6.50% 5/1/2054[4]	5,246	5,396
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[4]	30,162	29,875
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[4]	3,971	3,937
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[4]	246,362	247,681
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[4]	13,178	13,329
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[4]	734	743
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[4]	511	517
	Freddie Mac Pool #SD5701 6.50% 6/1/2054[4]	4,911	5,062
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[4]	3,815	3,932
	Freddie Mac Pool #RJ1797 6.50% 6/1/2054[4]	2,529	2,586
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[4]	1,196	1,230
	Freddie Mac Pool #SD8440 6.50% 6/1/2054[4]	368	376
	Freddie Mac Pool #SD8466 4.00% 7/1/2054[4]	13,464	12,319
	Freddie Mac Pool #SD8458 4.00% 7/1/2054[4]	8,686	7,947
	Freddie Mac Pool #QI9870 4.00% 7/1/2054[4]	1,997	1,827
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[4]	7,643	7,585
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[4]	6,650	6,587
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[4]	6,139	6,066
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[4]	80,001	80,906
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[4]	58,527	59,505
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[4]	43,605	44,094
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[4]	42,446	42,938
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[4]	23,072	23,378
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[4]	12,884	12,992
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[4]	8,213	8,274
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[4]	5,203	5,236
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[4]	3,674	3,713
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[4]	63,032	64,365
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[4]	12,814	13,107
	Freddie Mac Pool #SD5905 6.50% 7/1/2054[4]	4,764	4,900
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[4]	4,281	4,400

American Balanced Fund	22

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QJ1153 4.00% 8/1/2054[4]	USD1,997	$1,827
	Freddie Mac Pool #RJ2193 5.00% 8/1/2054[4]	11,098	10,746
	Freddie Mac Pool #RJ2194 5.00% 8/1/2054[4]	8,168	7,914
	Freddie Mac Pool #RJ2241 5.00% 8/1/2054[4]	8,015	7,776
	Freddie Mac Pool #RJ2195 5.00% 8/1/2054[4]	7,224	6,984
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[4]	39,927	39,461
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[4]	27,471	27,278
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[4]	27,354	27,061
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[4]	23,179	22,959
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[4]	13,418	13,326
	Freddie Mac Pool #RJ2202 5.50% 8/1/2054[4]	11,966	11,878
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[4]	4,129	4,096
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[4]	443,626	445,918
	Freddie Mac Pool #RJ2212 6.00% 8/1/2054[4]	132,754	134,385
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[4]	107,155	107,807
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[4]	73,269	74,435
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[4]	62,369	62,843
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[4]	50,133	50,854
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[4]	48,013	48,527
	Freddie Mac Pool #SD6045 6.00% 8/1/2054[4]	25,996	26,315
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[4]	13,058	13,266
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[4]	138,310	141,298
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[4]	20,702	21,391
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[4]	12,097	12,465
	Freddie Mac Pool #SD6034 6.50% 8/1/2054[4]	10,886	11,248
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[4]	7,956	8,167
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[4]	4,905	5,021
	Freddie Mac Pool #SD6047 6.50% 8/1/2054[4]	4,100	4,218
	Freddie Mac Pool #SD6035 6.50% 8/1/2054[4]	2,749	2,828
	Freddie Mac Pool #QJ3674 4.00% 9/1/2054[4]	715	654
	Freddie Mac Pool #SD8480 4.00% 9/1/2054[4]	87	79
	Freddie Mac Pool #SD8462 5.50% 9/1/2054[4]	28,617	28,256
	Freddie Mac Pool #RJ2422 5.50% 9/1/2054[4]	7,704	7,614
	Freddie Mac Pool #SD6328 5.50% 9/1/2054[4]	4,763	4,728
	Freddie Mac Pool #RJ2415 5.50% 9/1/2054[4]	3,228	3,205
	Freddie Mac Pool #RJ2408 5.50% 9/1/2054[4]	2,889	2,862
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[4]	2,664	2,636
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[4]	2,065	2,039
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[4]	318,927	321,065
	Freddie Mac Pool #RJ2409 6.00% 9/1/2054[4]	80,454	81,315
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[4]	50,928	51,473
	Freddie Mac Pool #SD6578 6.00% 9/1/2054[4]	35,904	36,203
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[4]	25,236	25,638
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[4]	23,337	23,623
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[4]	21,448	21,739
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[4]	14,027	14,134
	Freddie Mac Pool #RJ2323 6.50% 9/1/2054[4]	8,889	9,185
	Freddie Mac Pool #RJ2320 6.50% 9/1/2054[4]	3,550	3,652
	Freddie Mac Pool #SD6271 6.50% 9/1/2054[4]	2,144	2,206
	Freddie Mac Pool #RJ2325 6.50% 9/1/2054[4]	1,880	1,927
	Freddie Mac Pool #RJ2474 6.50% 9/1/2054[4]	1,640	1,679
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[4]	1,373	1,411
	Freddie Mac Pool #RJ2411 6.50% 9/1/2054[4]	1,085	1,111
	Freddie Mac Pool #QJ4693 6.50% 9/1/2054[4]	1,021	1,048
	Freddie Mac Pool #RJ2470 6.50% 9/1/2054[4]	609	623
	Freddie Mac Pool #QJ3931 6.50% 9/1/2054[4]	500	511
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[4]	360	368
	Freddie Mac Pool #SD8481 4.00% 10/1/2054[4]	21,682	19,836
	Freddie Mac Pool #QJ6926 4.00% 10/1/2054[4]	4,993	4,568
	Freddie Mac Pool #QJ5728 4.00% 10/1/2054[4]	3,090	2,827
	Freddie Mac Pool #SD8467 4.50% 10/1/2054[4]	59,410	55,906
	Freddie Mac Pool #RJ2622 5.50% 10/1/2054[4]	145,900	144,877
	Freddie Mac Pool #SD8469 5.50% 10/1/2054[4]	28,956	28,591
	Freddie Mac Pool #SD6883 6.00% 10/1/2054[4]	227,702	231,042
	Freddie Mac Pool #QJ5370 6.00% 10/1/2054[4]	7,425	7,523
	Freddie Mac Pool #QJ5733 6.00% 10/1/2054[4]	277	279
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[4]	361	369

23	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD6733 6.50% 10/1/2054[4]	USD296	$303
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[4]	25,470	23,302
	Freddie Mac Pool #QJ9488 4.00% 11/1/2054[4]	5,770	5,279
	Freddie Mac Pool #QJ8917 4.00% 11/1/2054[4]	582	532
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[4]	74,619	70,219
	Freddie Mac Pool #RJ2850 4.50% 11/1/2054[4]	22,781	21,459
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[4]	6,925	6,516
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[4]	78,009	75,336
	Freddie Mac Pool #SD8474 5.00% 11/1/2054[4]	23,158	22,364
	Freddie Mac Pool #RJ2917 5.50% 11/1/2054[4]	63,448	62,706
	Freddie Mac Pool #RJ2913 5.50% 11/1/2054[4]	50,592	49,954
	Freddie Mac Pool #RJ2845 6.00% 11/1/2054[4]	46,638	47,166
	Freddie Mac Pool #RJ2922 6.00% 11/1/2054[4]	11,966	12,033
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[4]	17,283	15,811
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[4]	31,337	29,488
	Freddie Mac Pool #RJ3017 5.00% 12/1/2054[4]	107,735	104,042
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[4]	106,087	102,713
	Freddie Mac Pool #SD8493 5.50% 12/1/2054[4]	191,414	189,001
	Freddie Mac Pool #RJ3082 5.50% 12/1/2054[4]	26,306	26,055
	Freddie Mac Pool #RJ3078 5.50% 12/1/2054[4]	15,758	15,603
	Freddie Mac Pool #QX0376 5.50% 12/1/2054[4]	6,594	6,531
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[4]	198	196
	Freddie Mac Pool #SD8488 4.00% 1/1/2055[4]	18,551	16,972
	Freddie Mac Pool #SD8492 5.00% 1/1/2055[4]	18,918	18,270
	Freddie Mac Pool #SD8486 6.50% 1/1/2055[4]	309	315
	Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032[4]	49,523	42,206
	Freddie Mac, Series T041, Class 3A, 4.381% 7/25/2032[4,6]	660	600
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[4]	32	33
	Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[4]	2,931	2,922
	Freddie Mac, Series K045, Class A2, Multi Family, 3.023% 1/25/2025[4]	557	555
	Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[4,6]	15	15
	Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[4]	970	965
	Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[4]	2,787	2,763
	Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[4]	1,220	1,214
	Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[4]	1,019	1,010
	Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 8/25/2025[4,6]	18,357	18,237
	Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[4]	27,136	26,802
	Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[4]	45,775	46,611
	Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[4]	26,791	22,856
	Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[4]	11,551	9,803
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[4,6]	12,802	11,906
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[4]	4,466	4,142
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[4,6]	7,766	7,327
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[4]	29,625	27,339
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[4,6]	28,595	26,438
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[4,6]	6,365	5,649
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[4]	5,290	4,687
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[4]	17,551	16,744
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[4]	13,025	11,421
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[4]	46,948	44,306
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[4]	30,141	27,598
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064[4]	14,148	12,215
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[4]	6,019	5,784

American Balanced Fund	24

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[4]	USD24,325	$22,940
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[4]	22,495	21,516
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[4]	8,291	7,700
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[4]	4,044	3,659
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[4]	1,427	1,211
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[4]	10,846	10,257
	Government National Mortgage Assn. 2.00% 1/1/2055[4,7]	41,084	32,864
	Government National Mortgage Assn. 3.00% 1/1/2055[4,7]	36,475	31,634
	Government National Mortgage Assn. 3.50% 1/1/2055[4,7]	60,163	53,782
	Government National Mortgage Assn. 5.00% 1/1/2055[4,7]	39,474	38,297
	Government National Mortgage Assn. 5.50% 1/1/2055[4,7]	172,916	171,514
	Government National Mortgage Assn. Pool #004291 6.00% 11/20/2038[4]	658	684
	Government National Mortgage Assn. Pool #783219 4.00% 1/15/2041[4]	2,742	2,593
	Government National Mortgage Assn. Pool #MA1601 4.00% 1/20/2044[4]	31	30
	Government National Mortgage Assn. Pool #MA3107 4.50% 9/20/2045[4]	56	54
	Government National Mortgage Assn. Pool #MA3175 4.50% 10/20/2045[4]	2,416	2,334
	Government National Mortgage Assn. Pool #MA3873 3.00% 8/20/2046[4]	18,555	16,344
	Government National Mortgage Assn. Pool #MA4587 4.00% 7/20/2047[4]	8,754	8,194
	Government National Mortgage Assn. Pool #MA4653 4.00% 8/20/2047[4]	1,560	1,455
	Government National Mortgage Assn. Pool #MA4779 4.00% 10/20/2047[4]	1,833	1,710
	Government National Mortgage Assn. Pool #MA4901 4.00% 12/20/2047[4]	14,839	13,861
	Government National Mortgage Assn. Pool #MA5078 4.00% 3/20/2048[4]	16,307	15,232
	Government National Mortgage Assn. Pool #MA5191 3.50% 5/20/2048[4]	17,926	16,183
	Government National Mortgage Assn. Pool #MA5193 4.50% 5/20/2048[4]	2,945	2,825
	Government National Mortgage Assn. Pool #MA5528 4.00% 10/20/2048[4]	379	353
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[4]	1,050	1,007
	Government National Mortgage Assn. Pool #MA5816 3.50% 3/20/2049[4]	18,264	16,480
	Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[4]	780	747
	Government National Mortgage Assn. Pool #MA5987 4.50% 6/20/2049[4]	310	296
	Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[4]	434	415
	Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[4]	3,625	3,460
	Government National Mortgage Assn. Pool #MA6341 4.50% 12/20/2049[4]	305	292
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[4]	110,448	88,602
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[4]	201	167
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[4]	96,618	77,489
	Government National Mortgage Assn. Pool #MA7140 4.50% 1/20/2051[4]	309	296
	Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[4]	6,939	6,654
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[4]	78,629	65,748
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[4]	18,593	15,272
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[4]	6,757	5,549
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[4]	2,165	1,825
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[4]	12,871	10,762
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[4]	61,944	51,794
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[4]	1,848	1,536
	Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[4]	39,698	33,193
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[4]	608	505
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[4]	428	353
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[4]	6,396	5,348
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[4]	29,149	25,304
	Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[4]	122,298	109,428
	Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[4]	352	295
	Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[4]	37,585	32,668
	Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[4]	21,789	19,496
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[4]	38,205	34,185
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[4,5]	210,530	194,109
	Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[4]	17,622	15,768
	Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[4]	1,954	1,802
	Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[4]	20,567	18,963
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[4]	18,456	17,017
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[4]	12,056	11,116
	Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053[4]	748	727

25	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #MA8943 3.00% 6/20/2053[4]	USD673	$584
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[4]	18,358	17,375
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[4]	39,946	38,832
	Government National Mortgage Assn. Pool #MA9105 5.00% 8/20/2053[4]	28,897	28,079
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[4]	47,093	44,567
	Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[4]	139,952	136,008
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[4]	56,814	52,382
	Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054[4]	149,743	138,038
	Government National Mortgage Assn. Pool #710085 4.941% 9/20/2061[4]	2	2
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[4]	31,220	22,794
	Uniform Mortgage-Backed Security 2.00% 1/1/2040[4,7]	89,826	79,332
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[4,7]	58,081	52,749
	Uniform Mortgage-Backed Security 3.50% 1/1/2040[4,7]	40,000	37,809
	Uniform Mortgage-Backed Security 4.00% 1/1/2040[4,7]	41,500	39,842
	Uniform Mortgage-Backed Security 2.00% 2/1/2040[4,7]	39,174	34,621
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[4,7]	88,008	68,488
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[4,7]	707,465	576,307
	Uniform Mortgage-Backed Security 3.00% 1/1/2055[4,7]	126,733	107,654
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[4,7]	451,889	399,729
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[4,7]	27,149	25,537
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[4,7]	129,430	124,930
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[4,7]	453,514	455,675
	Uniform Mortgage-Backed Security 2.50% 2/1/2055[4,7]	213,102	173,628
	Uniform Mortgage-Backed Security 3.50% 2/1/2055[4,7]	199,112	176,098
	Uniform Mortgage-Backed Security 4.00% 2/1/2055[4,7]	72,343	66,149
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[4,7]	33,419	31,420
			24,999,643

Commercial mortgage-backed securities 1.03%
	AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[4,8]	4,557	4,300
	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[4,8]	21,941	21,071
	ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.089% 7/15/2041[4,6,8]	3,356	3,382
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029[4,6,8]	8,855	8,844
	Bank Commercial Mortgage Trust, Series 2022-BNK44, Class ASB, 5.744% 3/15/2032[4,6]	5,000	5,170
	Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[4,6]	11,777	11,611
	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[4]	3,422	3,275
	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[4]	405	384
	Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[4]	5,575	5,270
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056[4]	2,860	2,847
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056[4,6]	4,739	4,897
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[4]	21,470	22,440
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[4,6]	6,605	7,002
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[4]	27,528	28,032
	Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[4]	9,565	9,837
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057[4]	40,446	41,647
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[4,6]	36,065	37,185
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[4,6]	13,271	13,622
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[4]	795	765
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[4]	489	468
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[4,6]	9,618	9,374
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[4]	5,772	5,181
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[4]	8,720	7,968
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[4]	17,962	15,671
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055[4,6]	1,960	1,886
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056[4]	13,312	13,491
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056[4,6]	7,890	8,313
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057[4]	12,680	12,900
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[4]	11,250	10,837
	Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[4,6]	3,812	3,658
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[4]	9,988	9,572

American Balanced Fund	26

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[4]	USD17,048	$14,618
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[4,6]	11,156	10,830
	Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[4]	21,652	18,051
	Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053[4]	3,950	3,260
	Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054[4]	6,710	5,468
	Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[4]	2,138	1,809
	Benchmark Mortgage Trust, Series 2021-B28, Class A5, 2.224% 8/15/2054[4]	4,870	4,050
	Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[4]	8,840	7,492
	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[4,6]	8,696	9,047
	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[4]	8,000	7,267
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[4]	22,993	23,393
	Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[4,6]	4,080	4,173
	Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[4]	4,287	4,306
	Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057[4]	23,565	24,287
	Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057[4]	6,948	7,150
	BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.889% 8/15/2026[4,6,8]	16,079	16,132
	BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054[4,6]	7,920	7,773
	BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056[4]	4,929	5,063
	BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[4,6]	44,520	46,431
	BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056[4,6]	25,283	26,659
	BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056[4,6]	2,210	2,318
	BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[4,6]	26,680	28,298
	BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057[4]	2,293	2,302
	BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057[4,6]	48,510	49,448
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[4,6]	10,030	10,209
	BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.769% 6/15/2041[4,6,8]	14,969	15,044
	Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.318% 8/15/2041[4,6,8]	18,000	18,111
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.295% 4/15/2037[4,6,8]	33,495	33,665
	BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.80% 12/15/2039[4,6,8]	30,020	30,071
	BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 6.149% 12/15/2039[4,6,8]	4,438	4,443
	BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.839% 11/15/2026[4,6,8]	47,162	47,205
	BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 6.139% 11/15/2026[4,6,8]	8,829	8,840
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.839% 4/15/2029[4,6,8]	21,728	21,811
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2034[4,6,8]	41,921	42,009
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.101% 9/15/2034[4,6,8]	41,010	40,822
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[4,6,8]	43,661	43,596
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.462% 9/15/2036[4,6,8]	1,123	1,119
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[4,6,8]	73,046	72,877
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.809% 10/15/2036[4,6,8]	23,226	23,176
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 4/15/2037[4,6,8]	21,575	21,619
	BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.236% 4/15/2037[4,6,8]	3,062	3,072
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.182% 6/15/2038[4,6,8]	47,864	47,819
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.362% 11/15/2038[4,6,8]	39,426	39,406
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[4,6,8]	20,501	20,454
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[4,6,8]	117,752	118,745

27	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.848% 8/15/2039[4,6,8]	USD1,022	$1,028
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[4,6,8]	62,992	62,307
	BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.939% 11/15/2041[4,6,8]	40,578	40,805
	BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 6.289% 11/15/2041[4,6,8]	12,691	12,743
	BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.585% 3/15/2035[4,6,8]	11,185	11,250
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[4,6,8]	15,062	15,145
	CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.738% 7/15/2041[4,6,8]	11,339	11,420
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[4,6,8]	36,135	36,371
	CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[4]	12,890	12,348
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,6,8]	20,000	20,671
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[4,6,8]	55,899	56,857
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class B, 6.048% 10/12/2040[4,6,8]	9,877	9,949
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[4,6,8]	4,900	4,878
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[4]	2,395	2,347
	Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[4]	800	777
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[4]	14,780	14,731
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[4]	675	672
	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[4,6]	1,000	940
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[4,8]	36,773	37,742
	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[4,8]	7,074	7,284
	DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[4,6,8]	12,887	13,047
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[4,6,8]	5,439	5,618
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[4]	550	533
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[4,6,8]	14,463	14,612
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[4,6,8]	13,140	13,276
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[4,6,8]	25,401	25,434
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.892% 7/15/2038[4,6,8]	12,680	12,699
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.212% 7/15/2038[4,6,8]	9,649	9,671
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.762% 7/15/2038[4,6,8]	4,247	4,263
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[4,6,8]	16,204	16,254
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[4,8]	12,117	12,524
	FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.208% 8/15/2039[4,6,8]	18,000	18,077
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[4,8]	21,824	18,336
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 5/15/2041[4,6,8]	46,773	47,020
	GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 11/10/2048[4]	863	858
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[4,6,8]	5,265	5,235
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[4,6,8]	9,579	9,522
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[4]	11,268	10,717
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[4]	405	385
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[4]	19,842	17,216
	GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[4]	9,914	8,183
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[4,6,8]	2,956	2,974
	Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 6.886% 8/15/2039[4,6]	4,325	4,336
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[4]	2,520	2,426

American Balanced Fund	28

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[4]	USD930	$882
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[4,8]	34,220	31,569
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[4,8]	8,773	7,863
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[4,6,8]	2,318	2,037
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[4,6]	8,015	7,792
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.99% 11/15/2039[4,6,8]	26,359	26,427
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[4,8]	59,217	54,434
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.313% 4/15/2038[4,6,8]	4,914	4,913
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[4]	306	305
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[4]	1,600	1,591
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[4]	972	946
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[4]	2,490	2,417
	Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.793% 4/15/2055[4,6]	1,460	1,320
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.569% 11/25/2053[4,6,8]	16,453	17,197
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.789% 5/15/2039[4,6,8]	23,537	23,561
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[4,8]	21,946	18,460
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.242% 11/15/2038[4,6,8]	24,843	24,830
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.397% 1/15/2039[4,6,8]	54,009	53,903
	WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.889% 11/15/2041[4,6,8]	38,000	38,106
	WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 6.239% 11/15/2041[4,6,8]	7,053	7,075
	WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 6.638% 11/15/2041[4,6,8]	1,728	1,734
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[4]	9,085	9,009
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[4]	455	439
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[4]	10,015	9,802
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[4]	4,008	3,652
	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055[4,6]	6,450	5,947
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[4]	3,008	3,128
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[4]	11,965	12,338
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.146% 11/15/2057[4,6]	15,633	16,105
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[4]	795	775
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.186% 11/15/2027[4,6,8]	65,442	66,218
	WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037[4,6,8]	8,656	8,812
	WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037[4,6,8]	3,712	3,783
	WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037[4,6,8]	5,353	5,481
			2,430,970

29	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.81%
	Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028)[4,8,9]	USD8,547	$8,576
	Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[4,8,9]	24,545	24,552
	Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[4,8,9]	20,193	20,118
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[4,6,8]	4,365	3,815
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[4,8]	397	377
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[4,8,9]	13,707	12,980
	Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[4,8,9]	10,212	9,758
	ATLX Trust, Series 2024-RPL2, Class A1, 3.85% 4/25/2063 (4.85% on 10/1/2028)[4,8,9]	9,395	9,001
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[4,6,8]	7,183	6,577
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[4,6,8]	2,603	2,412
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[4,6,8]	2,449	2,388
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[4,8]	5,277	4,771
	BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027)[4,8,9]	4,011	4,046
	BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028)[4,8,9]	17,739	17,830
	BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028)[4,8,9]	36,461	36,421
	BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[4,8,9]	23,939	23,782
	Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[4,8,9]	8,708	8,708
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[4,6,8]	1,334	1,321
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[4,6,8]	11,342	11,187
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[4,6,8]	61,402	59,598
	Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054[4,8]	6,817	6,625
	Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064[4,6,8]	11,851	10,231
	Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064[4,6,8]	7,527	6,648
	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 6.901% 12/25/2033[4,6]	224	228
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[4,6,8]	24,274	22,577
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[4,6,8]	616	565
	COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028)[4,8,9]	10,436	10,409
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[4,6,8]	11,132	9,785
	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.669% 3/25/2042[4,6,8]	3,370	3,418
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[4,6,8]	33,250	34,198
	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 1/25/2043[4,6,8]	19,023	19,475
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.119% 5/25/2043[4,6,8]	75,090	80,314
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[4,6,8]	12,093	12,219
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.669% 6/25/2043[4,6,8]	46,402	48,949
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[4,6,8]	13,073	13,126
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (30-day Average USD-SOFR + 2.70%) 7.269% 7/25/2043[4,6,8]	34,732	36,130
	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 6.069% 10/25/2043[4,6,8]	4,818	4,844
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 1/25/2044[4,6,8]	4,820	4,827
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[4,6,8]	6,104	6,172
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 2/25/2044[4,6,8]	3,572	3,578
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 2/25/2044[4,6,8]	6,661	6,733
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[4,6,8]	2,332	2,334

American Balanced Fund	30

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.219% 5/25/2044[4,6,8]	USD3,348	$3,366
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.719% 9/25/2044[4,6,8]	6,947	6,974
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.169% 9/25/2044[4,6,8]	3,843	3,867
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[4,8]	8,894	8,671
	CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[4]	54	55
	CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[4]	178	186
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[4]	591	580
	FARM Mortgage Trust, Series 2024-1, Class A1, 4.721% 10/1/2053[4,6,8]	6,643	6,421
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054[4,6,8]	11,817	11,656
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.196% 8/1/2054[4,6,8]	7,600	7,345
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[4,8]	12,164	13,573
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[4,8]	52,477	58,105
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[4,8]	1,971	2,010
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[4,6,8]	15,277	12,213
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[4,6,8]	17,152	13,711
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.869% 2/25/2042[4,6,8]	4,226	4,234
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.569% 4/25/2042[4,6,8]	4,692	4,753
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.469% 4/25/2042[4,6,8]	4,587	4,755
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.919% 5/25/2042[4,6,8]	13,523	14,161
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.519% 6/25/2042[4,6,8]	7,080	7,292
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 9.069% 6/25/2042[4,6,8]	7,690	8,255
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[4,6,8]	2,419	2,442
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.919% 2/25/2044[4,6,8]	6,318	6,366
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.769% 5/25/2044[4,6,8]	6,235	6,260
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.819% 5/25/2044[4,6,8]	48,539	48,761
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.569% 10/25/2044[4,6,8]	9,954	9,959
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.619% 10/25/2044[4,6,8]	9,701	9,727
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 6.019% 10/25/2044[4,6,8]	2,570	2,582
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[4,8,9]	6,053	6,089
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[4,6,8]	20,059	17,913
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[4,8,9]	12,703	12,303
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[4,8]	14,790	14,035
	HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[4,8,9]	15,433	15,489
	HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028)[4,8,9]	8,134	8,171
	Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[4,8,9]	4,826	4,877
	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[4,8,9]	7,658	7,673
	JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055[4,6,8]	8,025	8,047

31	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[4,8,9]	USD5,195	$5,197
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[4,8,9]	10,209	10,190
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[4,8,9]	18,605	18,776
	Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[4,6,8]	3,707	3,600
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054[4,6,8]	22,224	22,517
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[4,8,9]	19,859	20,058
	New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[4,6,8]	513	493
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,6,8]	2,560	2,360
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.627% 3/25/2053[4,6,8]	7,198	7,086
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[4,8,9]	4,977	5,004
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[4,8,9]	8,824	8,875
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.642% 4/25/2053[4,6,8]	9,909	9,678
	Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026)[4,8,9]	39,631	38,609
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[4,8,9]	45,477	44,887
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[4,8,9]	14,502	14,587
	Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028)[4,8,9]	7,502	7,583
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[4,8,9]	8,245	8,316
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[4,8,9]	34,911	35,218
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[4,8,9]	43,864	44,273
	Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[4,8,9]	15,469	15,316
	Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[4,8,9]	13,667	13,720
	Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028)[4,8,9]	13,084	13,081
	PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[4,6,8]	8,204	8,198
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[4,6,8]	15,177	13,148
	Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029[4,8]	12,820	11,684
	Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[4,8]	8,057	7,328
	Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[4,8]	17,989	17,437
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[4,8]	18,836	18,026
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[4,8]	7,528	7,218
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[4,8]	17,287	16,109
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[4,8]	14,539	13,507
	Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041[4,6,8]	5,757	5,196
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[4,6,8]	3,551	3,269
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[4,8]	50,549	46,189
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[4,6,8]	40,321	40,520
	Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[4,6,8]	2,625	2,607
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[4,6,8]	1,098	1,094
	Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.033% 5/25/2055[4,6,8]	9,945	9,713
	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056[4,6,8]	5,300	5,244
	Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[4,6,8]	8,460	8,215
	Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[4,6,8]	9,394	9,208
	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057[4,6,8]	13,191	12,884
	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[4,6,8]	1,769	1,726
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[4,8]	452	406
	Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.777% 11/25/2060[4,6,8]	6,124	5,860
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[4,8]	15,979	15,186
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.163% 7/25/2065[4,6,8]	6,740	6,640
	Towd Point Mortgage Trust, Series 2024-3, Class A1B, 5.163% 7/25/2065[4,6,8]	2,842	2,777

American Balanced Fund	32

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[4,8]	USD2,166	$2,077
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[4,8]	3,433	3,392
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,8]	7,964	7,888
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,8]	1,718	1,688
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[4,8]	3,464	3,435
	Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041[4,8]	5,757	5,633
	Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041[4,8]	1,893	1,843
	Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[4,8]	33,736	32,764
	Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041[4,8]	9,692	9,444
	Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041[4,8]	19,000	18,326
	Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[4,8,9]	8,206	8,220
	Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[4,8,9]	2,127	2,134
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[4,8,9]	21,030	21,209
	Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[4,8,9]	49,496	49,841
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[4,8,9]	30,867	31,153
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[4,8,9]	9,545	9,624
	Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/28)[4,8,9]	3,256	3,280
	Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[4,8,9]	4,140	4,177
	Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028)[4,8,9]	11,015	11,066
	Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028)[4,8,9]	3,431	3,440
	Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069[4,6,8]	6,319	6,275
	Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[4,8,9]	16,212	16,095
	Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[4,6,8]	15,932	15,857
	Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028)[4,8,9]	5,606	5,581
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[4,6,8]	13,841	13,905
			1,911,640
	Total mortgage-backed obligations		29,342,253
Corporate bonds, notes & loans 6.57%
Financials 3.01%
	AerCap Ireland Capital DAC 6.50% 7/15/2025	7,190	7,238
	AerCap Ireland Capital DAC 1.75% 1/30/2026	1,620	1,568
	AerCap Ireland Capital DAC 2.45% 10/29/2026	9,689	9,282
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[8,9]	41,000	41,771
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[8,9]	23,775	24,858
	Ally Financial, Inc. 8.00% 11/1/2031	3,187	3,523
	Ally Financial, Inc. 8.00% 11/1/2031	2,250	2,491
	Ally Financial, Inc. 6.184% 7/26/2035 (USD-SOFR + 2.29% on 7/26/2034)[9]	32,000	31,651
	Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[9]	EUR5,663	6,259
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[9]	10,662	12,322
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[9]	11,380	12,498
	American Express Co. 2.25% 3/4/2025	USD20,000	19,940
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[9]	18,805	19,045
	American Express Co. 2.55% 3/4/2027	13,925	13,333
	American Express Co. 5.85% 11/5/2027	3,900	4,021
	American Express Co. (USD-SOFR + 0.93%) 6.113% 7/26/2028[6]	20,000	20,117
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[9]	10,421	11,142
	American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[9]	15,687	14,894
	American International Group, Inc. 5.125% 3/27/2033	19,135	18,909
	American International Group, Inc. 4.375% 6/30/2050	169	140
	Aon North America, Inc. 5.15% 3/1/2029	15,000	15,052
	Aon North America, Inc. 5.45% 3/1/2034	5,000	4,995

33	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Arthur J. Gallagher & Co. 4.85% 12/15/2029	USD13,844	$13,787
	Arthur J. Gallagher & Co. 5.15% 2/15/2035	22,682	22,126
	Arthur J. Gallagher & Co. 3.50% 5/20/2051	280	193
	Arthur J. Gallagher & Co. 5.55% 2/15/2055	10,991	10,562
	Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[8]	4,676	4,994
	Banco de Credito Social Cooperativo, SA 7.50% 9/14/2029 (1-year EUR-ICE Swap EURIBOR + 4.269% on 9/14/2028)[9]	EUR6,200	7,358
	Banco de Credito Social Cooperativo, SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029)[9]	23,800	25,343
	Banco Santander, SA 2.746% 5/28/2025	USD9,400	9,312
	Banco Santander, SA 5.147% 8/18/2025	9,200	9,211
	Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[9]	20,600	19,485
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[9]	15,845	14,373
	Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[9]	2,713	2,637
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[9]	19,918	19,979
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[9]	4,654	4,605
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[9]	22,215	22,266
	Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[9]	42,684	40,936
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[9]	34,942	35,113
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[9]	38,335	34,808
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[9]	13,232	13,562
	Bank of America Corp. 3.194% 7/23/2030 (3-month USD CME Term SOFR + 1.442% on 7/23/2029)[9]	6,366	5,868
	Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[9]	18,262	16,511
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[9]	220	185
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[9]	21,546	18,008
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[9]	57,485	47,947
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[9]	37,749	37,446
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[9]	11,534	11,851
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[9]	14,775	14,798
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[8,9]	5,000	5,043
	Bank of Montreal 5.203% 2/1/2028	5,000	5,040
	Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026)[9]	15,000	15,065
	Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[9]	18,829	19,332
	Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[9]	4,444	4,411
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[9]	27,889	27,932
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[9]	20,000	19,955
	Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[9]	5,613	5,399
	Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[9]	14,993	14,928
	Bank of Nova Scotia (The) 5.40% 6/4/2027	10,000	10,159
	Bank of Nova Scotia (The) 5.25% 6/12/2028	20,000	20,215
	Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY1,700,000	10,750
	Banque Federative du Credit Mutuel 5.088% 1/23/2027[8]	USD20,000	20,049
	Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[9]	25,000	25,273
	Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[9]	10,000	10,404
	Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[8]	7,000	7,208
	Blackstone, Inc. 5.00% 12/6/2034	13,000	12,574
	BNP Paribas SA 4.375% 9/28/2025[8]	5,700	5,662
	BNP Paribas SA 4.375% 5/12/2026[8]	6,350	6,284
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[8,9]	36,352	34,560
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[8,9]	41,588	37,261
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[8,9]	83,320	83,461
	BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029)[8,9]	3,708	3,671
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[8,9]	5,501	4,679

American Balanced Fund	34

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	BPCE SA 1.625% 1/14/2025[8]	USD17,828	$17,810
	BPCE SA 1.00% 1/20/2026[8]	8,345	8,026
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[8,9]	12,975	12,639
	BPCE SA 0.895% 12/14/2026	JPY400,000	2,529
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[8,9]	USD22,514	22,692
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[8,9]	28,000	29,140
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[8,9]	22,000	22,122
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[8,9]	1,750	1,727
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[8,9]	33,000	32,724
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[8,9]	3,600	3,690
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[8,9]	51,174	51,693
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[8,9]	600	638
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[8,9]	8,050	8,129
	Canadian Imperial Bank of Commerce 5.144% 4/28/2025	10,000	10,018
	Canadian Imperial Bank of Commerce 5.237% 6/28/2027	15,000	15,164
	Canadian Imperial Bank of Commerce 5.986% 10/3/2028	15,000	15,481
	Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029)[9]	8,481	8,311
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[9]	22,000	21,989
	Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[9]	21,500	21,438
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[9]	6,835	6,931
	Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[9]	35,961	36,080
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[9]	11,688	11,882
	CFAMC III Co., Ltd. 4.75% 4/27/2027	489	477
	Charles Schwab Corp. (The) 3.45% 2/13/2026	1,616	1,593
	Charles Schwab Corp. (The) 2.45% 3/3/2027	1,420	1,356
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[9]	12,000	12,252
	Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[9]	20,000	20,853
	Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[9]	15,000	15,756
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	10,606	8,995
	Chubb INA Holdings, LLC 5.00% 3/15/2034	17,193	16,990
	Citibank, NA 4.838% 8/6/2029	2,250	2,241
	Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[9]	813	811
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[9]	48,294	48,569
	Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026)[9]	5,000	4,803
	Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[9]	19,351	18,431
	Citigroup, Inc. 3.887% 1/10/2028 (3-month USD CME Term SOFR + 1.825% on 1/10/2027)[9]	10,649	10,441
	Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[9]	15,570	14,978
	Citigroup, Inc. 4.075% 4/23/2029 (3-month USD CME Term SOFR + 1.454% on 4/23/2028)[9]	30,000	29,120
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[9]	72,472	72,438
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[9]	65,140	63,311
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[9]	31,779	28,675
	Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[9]	84,515	73,691
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[9]	4,382	3,655
	Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[9]	12,294	11,886
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[9]	6,900	7,032
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[9]	58,239	59,116
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[9]	45,156	45,329
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[9]	16,750	17,668
	CME Group, Inc. 3.75% 6/15/2028	2,230	2,172
	Corebridge Financial, Inc. 3.50% 4/4/2025	7,305	7,280
	Corebridge Financial, Inc. 3.65% 4/5/2027	15,044	14,629
	Corebridge Financial, Inc. 3.85% 4/5/2029	10,219	9,761
	Corebridge Financial, Inc. 3.90% 4/5/2032	1,707	1,554
	Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,351
	Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,337
	Corebridge Global Funding 5.75% 7/2/2026[8]	5,569	5,651

35	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Corebridge Global Funding 4.65% 8/20/2027[8]	USD15,470	$15,422
	Corebridge Global Funding 5.20% 6/24/2029[8]	15,000	15,093
	Corebridge Global Funding 4.90% 12/3/2029[8]	15,000	14,899
	Crédit Agricole SA 4.375% 3/17/2025[8]	5,460	5,449
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[8,9]	17,106	16,859
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[8,9]	13,656	13,118
	Crédit Agricole SA 4.631% 9/11/2028 (USD-SOFR + 1.21% on 9/11/2027)[8,9]	10,125	10,003
	Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[8,9]	7,000	7,002
	Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[8,9]	30,000	30,262
	Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[8,9]	37,800	35,764
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[8,9]	14,225	14,022
	Deutsche Bank AG 4.10% 1/13/2026	21,547	21,430
	Deutsche Bank AG 4.10% 1/13/2026	5,139	5,104
	Deutsche Bank AG 6.119% 7/14/2026 (USD-SOFR + 3.19% on 7/14/2025)[9]	8,105	8,160
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[9]	6,876	6,702
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[9]	78,004	74,168
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[9]	150,778	143,446
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[9]	48,842	49,372
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[9]	74,614	77,495
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[9]	55,895	58,510
	Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[9]	12,476	12,199
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[9]	29,035	26,080
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[8,9]	41,250	41,548
	Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[9]	EUR25,426	29,174
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[9]	10,003	11,253
	Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[9]	2,383	2,523
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[9]	49,115	54,126
	Fidelity National Information Services, Inc. 3.10% 3/1/2041	USD1,085	789
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[9]	4,290	4,452
	Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[9]	3,499	3,452
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[9]	58,605	59,278
	Fiserv, Inc. 3.50% 7/1/2029	1,077	1,011
	Five Corners Funding Trust III 5.791% 2/15/2033[8]	7,000	7,190
	Five Corners Funding Trust IV 5.997% 2/15/2053[8]	384	388
	Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[9]	15,000	14,404
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[9]	24,250	22,939
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[9]	107,869	102,388
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[9]	50,192	47,878
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[9]	29,455	28,647
	Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[9]	14,550	15,250
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[9]	49,057	50,084
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[9]	41,864	41,629
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[9]	56,285	55,126
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[9]	9,645	7,963
	Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[9]	7,555	6,389
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[9]	76,700	66,126
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[9]	543	533
	HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[9]	3,250	3,298
	HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027)[9]	18,878	19,085
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[9]	13,250	14,046
	HSBC Holdings PLC 5.13% 11/19/2028 (USD-SOFR + 1.04% on 11/19/2027)[9]	54,000	53,997
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[9]	33,335	29,955
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[9]	4,000	3,400
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[9]	4,307	3,635
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[9]	11,992	12,450
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[9]	18,681	18,819
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[9]	2,022	2,137
	Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030)[9]	20,000	20,022
	ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[9]	45,000	45,889
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	13,320	13,474
	Intesa Sanpaolo SpA 7.00% 11/21/2025[8]	2,550	2,594

American Balanced Fund	36

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Intesa Sanpaolo SpA 3.875% 7/14/2027[8]	USD70,094	$67,745
	Intesa Sanpaolo SpA 3.875% 1/12/2028[8]	43,573	41,736
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[8,9]	24,225	27,187
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[8,9]	16,555	17,701
	JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[9]	3,704	3,683
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[9]	27,833	27,765
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[9]	13,649	13,116
	JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[9]	20,000	20,474
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[9]	21,182	21,263
	JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[9]	6,992	6,727
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[9]	25,109	25,539
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[9]	13,860	13,697
	JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[9]	27,745	27,838
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[9]	33,582	33,577
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[9]	32,983	32,696
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[9]	12,599	12,265
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[9]	21,519	21,740
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[9]	18,342	19,029
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[9]	3,367	3,365
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[9]	33,925	34,605
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[9]	4,546	4,528
	JPMorgan Chase & Co. 2.739% 10/15/2030 (3-month USD CME Term SOFR + 1.51% on 10/15/2029)[9]	10,649	9,597
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[9]	21,485	21,082
	JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[9]	102	90
	JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[9]	5,300	5,604
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[9]	53	52
	JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[9]	11,025	10,627
	JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[9]	28,000	27,350
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[8,9]	7,675	7,806
	KBC Groep NV 4.932% 10/16/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 10/16/2029)[8,9]	18,322	18,041
	KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[8,9]	9,200	9,522
	KfW 0.375% 7/18/2025	7,671	7,508
	KfW 5.125% 9/29/2025	40,003	40,225
	Kookmin Bank 5.375% 5/8/2027[8]	19,600	19,905
	Korea Exchange Bank 5.375% 4/23/2027[8]	8,750	8,886
	Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[9]	22,400	22,346
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[9]	1,000	957
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[9]	35,000	35,527
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[9]	8,800	8,876
	Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[9]	36,042	35,085
	Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[9]	4,050	4,127
	Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029)[9]	14,229	14,473
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[9]	3,088	3,077
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[9]	39,269	42,106
	M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[9]	42,000	43,068
	M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[9]	27,184	26,044
	Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	3,750	3,685
	Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	7,010	6,053
	Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	28,000	27,665
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	28,000	27,346

37	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	USD18,500	$17,740
	Mastercard, Inc. 4.875% 3/9/2028	842	852
	Mastercard, Inc. 4.35% 1/15/2032	18,931	18,301
	Mastercard, Inc. 4.85% 3/9/2033	9,244	9,168
	Metropolitan Life Global Funding I 5.05% 1/6/2028[8]	7,000	7,043
	Metropolitan Life Global Funding I 5.40% 9/12/2028[8]	35,000	35,578
	Metropolitan Life Global Funding I 4.85% 1/8/2029[8]	10,000	10,000
	Metropolitan Life Global Funding I 2.95% 4/9/2030[8]	10,000	9,037
	Metropolitan Life Global Funding I 5.15% 3/28/2033[8]	7,668	7,580
	Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[9]	27,656	26,312
	Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[9]	7,321	6,931
	Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[9]	5,078	4,835
	Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[9]	4,867	4,785
	Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[9]	7,193	6,849
	Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[9]	15,000	15,160
	Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[9]	4,388	4,465
	Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034)[9]	15,000	15,159
	Moody’s Corp. 4.25% 8/8/2032	265	252
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[9]	9,785	9,777
	Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[9]	2,053	2,060
	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[9]	17,575	16,708
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[9]	553	562
	Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027)[9]	3,000	3,010
	Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[9]	18,366	19,044
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[9]	20,042	20,101
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[9]	50,936	51,095
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[9]	12,775	12,921
	Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[9]	18,228	19,046
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[9]	15,000	15,026
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[9]	53,214	54,185
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[9]	35,407	35,296
	Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[9]	158	140
	Morgan Stanley 1.794% 2/15/2032 (USD-SOFR + 1.034% on 2/13/2031)[9]	15,669	12,789
	Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[9]	1,294	1,059
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[9]	364	362
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[9]	9,090	8,945
	Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[9]	99	73
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[9]	14,475	13,962
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[9]	2,321	2,272
	MSCI, Inc. 3.25% 8/15/2033[8]	5,586	4,723
	Nasdaq, Inc. 5.35% 6/28/2028	3,851	3,907
	Nasdaq, Inc. 5.55% 2/15/2034	1,459	1,473
	National Australia Bank, Ltd. 1.887% 1/12/2027[8]	3,750	3,557
	National Australia Bank, Ltd. 5.087% 6/11/2027	15,000	15,182
	National Australia Bank, Ltd. 4.90% 6/13/2028	12,000	12,066
	National Australia Bank, Ltd. 6.429% 1/12/2033[8]	650	681
	National Securities Clearing Corp. 5.10% 11/21/2027[8]	6,000	6,063
	NatWest Group PLC 7.472% 11/10/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.85% on 11/10/2025)[9]	5,000	5,105
	NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[9]	20,000	20,247
	NatWest Group PLC 5.808% 9/13/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.95% on 9/13/2028)[9]	25,000	25,503
	New York Life Global Funding 2.35% 7/14/2026[8]	2,970	2,877
	New York Life Global Funding 4.90% 6/13/2028[8]	20,000	20,099
	New York Life Global Funding 4.55% 1/28/2033[8]	5,893	5,635
	Nomura Holdings, Inc. (USD-SOFR + 1.25%) 4.31% 7/2/2027[6]	15,000	15,129
	Nomura Holdings, Inc. 5.594% 7/2/2027	10,000	10,138
	Nomura Holdings, Inc. 5.783% 7/3/2034	8,675	8,776

American Balanced Fund	38

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[8]	USD20,000	$20,020
	Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[9]	EUR1,540	1,747
	Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028)[9]	1,610	1,730
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[9]	8,510	9,854
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[9]	23,600	25,892
	PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[9]	USD15,000	15,216
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[9]	54,411	55,372
	PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031)[9]	12,000	11,683
	PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[9]	5,265	5,451
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[9]	7,750	8,463
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[9]	2,250	2,277
	Power Finance Corp., Ltd. 5.25% 8/10/2028	1,957	1,957
	Power Finance Corp., Ltd. 6.15% 12/6/2028	1,760	1,806
	Power Finance Corp., Ltd. 4.50% 6/18/2029	3,334	3,213
	Power Finance Corp., Ltd. 3.95% 4/23/2030	6,907	6,435
	Prudential Financial, Inc. 4.35% 2/25/2050	7,760	6,333
	Prudential Financial, Inc. 3.70% 3/13/2051	945	685
	Royal Bank of Canada 4.95% 4/25/2025	10,000	10,014
	Royal Bank of Canada 1.15% 6/10/2025	4,420	4,353
	Royal Bank of Canada 4.90% 1/12/2028	5,000	5,005
	Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[9]	7,104	6,960
	Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026)[9]	11,700	11,874
	Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[9]	19,181	18,195
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[9]	24,006	24,676
	Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[9]	3,523	3,642
	Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[9]	16,650	16,999
	Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029)[9]	29,132	28,803
	SMBC Aviation Capital Finance DAC 5.45% 5/3/2028[8]	15,000	15,112
	State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[9]	990	1,019
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[9]	14,240	13,292
	State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[9]	2,856	2,771
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[9]	36,347	36,129
	Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/2026	10,000	9,463
	Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	426	405
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	19,192	19,713
	Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	30,350
	Sumitomo Mitsui Financial Group, Inc. 5.852% 7/13/2030	4,532	4,695
	Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[8]	35,000	35,682
	Svenska Handelsbanken AB 5.50% 6/15/2028[8]	10,000	10,138
	Swedbank AB 6.136% 9/12/2026[8]	51,564	52,692
	Synchrony Bank 5.40% 8/22/2025	21,000	21,032
	Synchrony Bank 5.625% 8/23/2027	21,000	21,167
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[2,9]	35,022	35,375
	Synchrony Financial 2.875% 10/28/2031[2]	21,000	17,415
	Toronto-Dominion Bank (The) 1.25% 9/10/2026	5,755	5,441
	Toronto-Dominion Bank (The) 1.95% 1/12/2027	2,899	2,742
	Toronto-Dominion Bank (The) 5.156% 1/10/2028	4,872	4,898
	Toronto-Dominion Bank (The) 5.523% 7/17/2028	15,000	15,249
	Toronto-Dominion Bank (The) 4.783% 12/17/2029	8,147	8,040
	Toronto-Dominion Bank (The) 2.45% 1/12/2032	2,032	1,697
	Travelers Companies, Inc. 4.00% 5/30/2047	2,253	1,791
	Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[9]	4,444	4,422
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[9]	6,607	7,067
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[9]	4,343	4,383
	Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[9]	4,819	4,686
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[9]	6,586	6,708
	U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[9]	4,444	4,408

39	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[9]	USD31,449	$31,138
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[9]	24,233	24,440
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[9]	5,309	5,084
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[9]	1,529	1,559
	UBS AG 7.95% 1/9/2025	13,853	13,860
	UBS AG 7.50% 2/15/2028	20,000	21,422
	UBS Group AG 4.125% 9/24/2025[8]	4,030	4,013
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[8,9]	42,692	42,191
	UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[8,9]	5,000	5,038
	UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[8,9]	26,350	25,349
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[8,9]	53,787	51,709
	UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[8,9]	35,660	33,754
	UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[8,9]	23,979	23,842
	UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[8,9]	15,952	16,487
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[8,9,10]	15,150	14,595
	UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[8,9]	6,800	7,048
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[8,9]	27,266	27,449
	UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[8,9,10]	4,400	4,022
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[8,9]	8,521	8,659
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[8,9]	76,868	72,667
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[8,9]	32,181	26,572
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[8,9]	137,091	119,296
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[8,9]	56,463	47,171
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[8,9]	13,950	16,854
	UniCredit SpA 4.625% 4/12/2027[8]	5,540	5,469
	Unum Group 3.875% 11/5/2025	5,045	5,006
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	3,162	3,025
	Visa, Inc. 3.15% 12/14/2025	6,000	5,934
	Visa, Inc. 2.05% 4/15/2030	5,247	4,590
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[9]	624	622
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[9]	77,096	74,799
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[9]	28,680	29,155
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[9]	4,473	4,214
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[9]	19,177	19,112
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[9]	54,858	55,712
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[9]	80,657	83,962
	Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[9]	22,482	22,552
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[9]	23,561	23,309
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[9]	14,000	14,888
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[9]	3,750	3,742
	Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[9]	3,750	3,534
	Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[9]	28,300	24,095
	Westpac Banking Corp. 2.963% 11/16/2040	9,686	6,900
			7,105,706

Utilities 0.72%
	AEP Transmission Co., LLC 5.15% 4/1/2034	15,000	14,767
	American Electric Power Co., Inc. 1.00% 11/1/2025	2,200	2,133
	China Huaneng Group Co., Ltd., 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[9]	12,028	12,190
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[8]	4,363	4,160
	Comision Federal de Electricidad 4.688% 5/15/2029[8]	38,215	35,915
	Comision Federal de Electricidad 3.348% 2/9/2031	21,000	17,417
	Comision Federal de Electricidad 3.875% 7/26/2033	17,569	14,175
	Comision Federal de Electricidad 6.45% 1/24/2035[8]	18,000	17,009

American Balanced Fund	40

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Connecticut Light and Power Co. (The) 4.95% 8/15/2034	USD8,075	$7,881
	Consumers Energy Co. 3.10% 8/15/2050	5,325	3,616
	DTE Electric Co. 4.85% 12/1/2026	1,350	1,361
	DTE Energy Co. 4.95% 7/1/2027	2,175	2,184
	DTE Energy Co. 5.10% 3/1/2029	8,650	8,674
	Duke Energy Corp. 0.90% 9/15/2025	4,575	4,453
	Duke Energy Corp. 5.75% 9/15/2033	4,645	4,773
	Duke Energy Corp. 3.50% 6/15/2051	399	270
	Duke Energy Progress, LLC 3.70% 10/15/2046	2,250	1,678
	Duke Energy Progress, LLC 2.50% 8/15/2050	1,026	595
	Duke Energy Progress, LLC 2.90% 8/15/2051	449	279
	Edison International 4.95% 4/15/2025	750	750
	Edison International 4.125% 3/15/2028	28,661	27,811
	Edison International 5.25% 11/15/2028	24,550	24,619
	Edison International 5.45% 6/15/2029	37,812	38,176
	Edison International 6.95% 11/15/2029	2,102	2,246
	Edison International 5.25% 3/15/2032	34,090	33,744
	Electricité de France SA 5.65% 4/22/2029[8]	12,500	12,780
	Electricité de France SA 6.25% 5/23/2033[8]	5,838	6,123
	Electricité de France SA 5.60% 1/27/2040	1,325	1,281
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[8,9]	10,080	11,395
	Emera US Finance, LP 3.55% 6/15/2026	4,430	4,342
	Enel Finance International NV 5.125% 6/26/2029[8]	17,500	17,490
	Entergy Corp. 3.75% 6/15/2050	234	166
	Entergy Louisiana, LLC 5.15% 9/15/2034	17,300	17,028
	Eversource Energy 3.15% 1/15/2025	4,580	4,577
	Eversource Energy 5.00% 1/1/2027	11,775	11,807
	Eversource Energy 3.30% 1/15/2028	6,812	6,478
	FirstEnergy Corp., Series B, 3.90% 7/15/2027	25,000	24,363
	FirstEnergy Pennsylvania Electric Co. 3.25% 3/15/2028[8]	3,000	2,851
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[8]	21,285	19,734
	Florida Power & Light Co. 5.05% 4/1/2028	14,277	14,419
	Florida Power & Light Co. 5.10% 4/1/2033	4,202	4,177
	Georgia Power Co. 4.65% 5/16/2028	31,028	30,906
	Georgia Power Co. 4.95% 5/17/2033	21,850	21,408
	Jersey Central Power & Light Co. 2.75% 3/1/2032[8]	3,000	2,552
	Jersey Central Power & Light Co. 5.10% 1/15/2035[8]	1,425	1,391
	MidAmerican Energy Co. 5.35% 1/15/2034	1,150	1,165
	MidAmerican Energy Co. 5.85% 9/15/2054	3,325	3,383
	Monongahela Power Co. 3.55% 5/15/2027[8]	6,225	6,043
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	4,150	4,158
	NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	516	488
	NSTAR Electric Co. 2.70% 6/1/2026	4,085	3,976
	Pacific Gas and Electric Co. 3.15% 1/1/2026	154,125	151,504
	Pacific Gas and Electric Co. 2.95% 3/1/2026	41,014	40,123
	Pacific Gas and Electric Co. 3.30% 3/15/2027	244	236
	Pacific Gas and Electric Co. 2.10% 8/1/2027	4,717	4,402
	Pacific Gas and Electric Co. 3.30% 12/1/2027	45,281	43,278
	Pacific Gas and Electric Co. 3.00% 6/15/2028	25,047	23,479
	Pacific Gas and Electric Co. 3.75% 7/1/2028	30,072	28,797
	Pacific Gas and Electric Co. 4.65% 8/1/2028	10,474	10,329
	Pacific Gas and Electric Co. 6.10% 1/15/2029	12,028	12,456
	Pacific Gas and Electric Co. 4.20% 3/1/2029	1,100	1,064
	Pacific Gas and Electric Co. 4.55% 7/1/2030	128,392	124,347
	Pacific Gas and Electric Co. 2.50% 2/1/2031	96,489	82,563
	Pacific Gas and Electric Co. 3.25% 6/1/2031	13,348	11,854
	Pacific Gas and Electric Co. 4.40% 3/1/2032	7,958	7,496
	Pacific Gas and Electric Co. 5.90% 6/15/2032	6,089	6,254
	Pacific Gas and Electric Co. 6.15% 1/15/2033	16,857	17,528
	Pacific Gas and Electric Co. 6.40% 6/15/2033	31,285	32,995
	Pacific Gas and Electric Co. 6.95% 3/15/2034	9,525	10,438
	Pacific Gas and Electric Co. 5.80% 5/15/2034	29,942	30,634
	Pacific Gas and Electric Co. 3.30% 8/1/2040	13,326	9,981
	Pacific Gas and Electric Co. 3.75% 8/15/2042	30,000	22,618
	Pacific Gas and Electric Co. 4.95% 7/1/2050	38,279	33,286

41	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Pacific Gas and Electric Co. 3.50% 8/1/2050	USD10,286	$7,055
	Pacific Gas and Electric Co. 6.75% 1/15/2053	20,000	21,815
	Pacific Gas and Electric Co. 6.70% 4/1/2053	551	597
	PacifiCorp 5.10% 2/15/2029	17,900	18,035
	PacifiCorp 2.70% 9/15/2030	1,675	1,481
	PacifiCorp 5.30% 2/15/2031	6,419	6,479
	PacifiCorp 5.45% 2/15/2034	37,175	36,959
	PacifiCorp 4.125% 1/15/2049	2,122	1,649
	PacifiCorp 4.15% 2/15/2050	5,225	4,038
	PacifiCorp 2.90% 6/15/2052	5,573	3,320
	PacifiCorp 5.35% 12/1/2053	6,575	6,051
	PacifiCorp 5.50% 5/15/2054	28,355	26,531
	PacifiCorp 5.80% 1/15/2055	56,575	55,040
	Public Service Company of Colorado 5.35% 5/15/2034	20,500	20,538
	Public Service Company of Colorado 5.75% 5/15/2054	6,825	6,818
	Public Service Electric and Gas Co. 3.60% 12/1/2047	6,175	4,585
	Public Service Electric and Gas Co. 3.85% 5/1/2049	4,290	3,308
	Public Service Electric and Gas Co. 2.05% 8/1/2050	5,049	2,662
	Public Service Enterprise Group, Inc. 5.85% 11/15/2027	3,000	3,087
	San Diego Gas & Electric Co. 4.95% 8/15/2028	9,175	9,219
	Southern California Edison Co. 3.65% 3/1/2028	535	516
	Southern California Edison Co. 5.30% 3/1/2028	2,874	2,909
	Southern California Edison Co. 4.20% 3/1/2029	24,261	23,544
	Southern California Edison Co. 2.85% 8/1/2029	11,830	10,804
	Southern California Edison Co. 2.25% 6/1/2030	600	522
	Southern California Edison Co. 5.45% 6/1/2031	19,700	20,029
	Southern California Edison Co. 2.75% 2/1/2032	29,525	25,227
	Southern California Edison Co. 5.20% 6/1/2034	3,910	3,872
	Southern California Edison Co. 5.75% 4/1/2035	10,554	10,799
	Southern California Edison Co. 5.35% 7/15/2035	28,046	27,995
	Southern California Edison Co. 5.625% 2/1/2036	22,665	22,686
	Southern California Edison Co. 4.50% 9/1/2040	28,854	25,279
	Southern California Edison Co. 3.60% 2/1/2045	7,297	5,397
	Southern California Edison Co. 3.65% 2/1/2050	5,467	3,910
	Southern California Edison Co. 3.45% 2/1/2052	187	127
	Southern Co. (The) 4.85% 3/15/2035	12,550	11,982
	Southwestern Electric Power Co. 1.65% 3/15/2026	13,055	12,569
	Southwestern Electric Power Co. 3.25% 11/1/2051	19	12
	Virginia Electric & Power 2.40% 3/30/2032	5,700	4,761
	Virginia Electric & Power 2.45% 12/15/2050	4,256	2,399
	WEC Energy Group, Inc. 5.60% 9/12/2026	4,644	4,707
	WEC Energy Group, Inc. 2.20% 12/15/2028	7,200	6,503
	Xcel Energy, Inc. 3.35% 12/1/2026	2,560	2,497
	Xcel Energy, Inc. 2.35% 11/15/2031	19,400	16,058
			1,705,390

Consumer discretionary 0.67%
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	6,132	5,170
	Alibaba Group Holding, Ltd. 4.50% 11/28/2034	9,049	8,386
	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	8,521	7,294
	Alibaba Group Holding, Ltd. 2.70% 2/9/2041	14,036	9,534
	Alibaba Group Holding, Ltd. 3.15% 2/9/2051	11,021	7,102
	Amazon.com, Inc. 1.20% 6/3/2027	4,437	4,115
	American Honda Finance Corp. 3.50% 2/15/2028	2,500	2,406
	Board of Trustees of The Leland Stanford Junior University 1.289% 6/1/2027	4,000	3,688
	Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[8]	3,709	3,709
	Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[8]	2,334	2,326
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[8]	2,714	2,724
	Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[8]	4,791	4,541
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[8]	4,378	4,390
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[8]	2,110	2,053
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[8]	2,169	2,178
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[8]	3,792	3,447
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[8]	14,859	14,923
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[8]	4,338	4,306
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	5,023	4,946

American Balanced Fund	42

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	USD20,914	$21,293
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	18,065	18,486
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	3,120	2,999
	Ford Motor Credit Co., LLC 5.125% 11/5/2026	15,000	14,985
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	3,095	3,033
	Ford Motor Credit Co., LLC 5.80% 3/5/2027	12,000	12,116
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	43,000	43,473
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	42,525	42,156
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	13,715	13,267
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	6,334	6,071
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	25,901	27,129
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	4,470	4,128
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	27,385	28,309
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	37,714	39,095
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	12,290	11,013
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	50,617	50,659
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	127,908	124,699
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	17,485	18,524
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	56,189	59,182
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	65,993	59,492
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	40,000	39,935
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	58,641	50,751
	Ford Motor Credit Co., LLC 6.054% 11/5/2031	10,677	10,595
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	20,665	21,578
	General Motors Co. 6.80% 10/1/2027	20,604	21,528
	General Motors Financial Co., Inc. 3.80% 4/7/2025	6,908	6,887
	General Motors Financial Co., Inc. 2.75% 6/20/2025	7,796	7,721
	General Motors Financial Co., Inc. 1.25% 1/8/2026	387	373
	General Motors Financial Co., Inc. 2.70% 8/20/2027	46,765	44,211
	General Motors Financial Co., Inc. 4.90% 10/6/2029	107,647	106,098
	General Motors Financial Co., Inc. 5.45% 9/6/2034	31,758	30,846
	Home Depot, Inc. 1.50% 9/15/2028	4,734	4,234
	Home Depot, Inc. 2.95% 6/15/2029	2,390	2,217
	Home Depot, Inc. 1.875% 9/15/2031	7,101	5,869
	Hyundai Capital America 2.65% 2/10/2025[8]	33,718	33,635
	Hyundai Capital America 5.875% 4/7/2025[8]	9,000	9,014
	Hyundai Capital America 1.80% 10/15/2025[8]	3,275	3,194
	Hyundai Capital America 1.30% 1/8/2026[8]	23,790	22,962
	Hyundai Capital America 1.50% 6/15/2026[8]	28,381	27,036
	Hyundai Capital America 5.45% 6/24/2026[8]	17,742	17,873
	Hyundai Capital America 1.65% 9/17/2026[8]	37,992	35,975
	Hyundai Capital America 3.00% 2/10/2027[8]	33,995	32,671
	Hyundai Capital America 5.30% 3/19/2027[8]	9,990	10,070
	Hyundai Capital America 5.275% 6/24/2027[8]	42,500	42,854
	Hyundai Capital America 2.375% 10/15/2027[8]	21,667	20,222
	Hyundai Capital America 2.10% 9/15/2028[8]	20,485	18,363
	Hyundai Capital America 5.30% 6/24/2029[8]	22,385	22,464
	Hyundai Capital America 4.55% 9/26/2029[8]	35,837	34,804
	Hyundai Capital America 5.40% 1/8/2031[8]	4,521	4,522
	Hyundai Capital America 5.40% 6/24/2031[8]	41,000	41,018
	Hyundai Capital Services, Inc. 2.125% 4/24/2025[8]	6,975	6,912
	Hyundai Capital Services, Inc. 1.25% 2/8/2026[8]	9,245	8,875
	Marriott International, Inc. 4.90% 4/15/2029	5,784	5,775
	Marriott International, Inc. 2.75% 10/15/2033	8,028	6,609
	McDonald’s Corp. 4.60% 9/9/2032	716	697
	McDonald’s Corp. 4.95% 8/14/2033	559	555
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[8]	5,887	5,934
	Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[8]	3,880	3,971
	Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[8]	19,400	20,117
	Nissan Motor Co., Ltd. 4.81% 9/17/2030[8]	2,378	2,237
	Sands China, Ltd. 2.30% 3/8/2027	8,630	8,046
	SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[8]	16,715	16,721
	Stellantis Finance US, Inc. 1.711% 1/29/2027[8]	11,796	11,005
	Stellantis Finance US, Inc. 5.625% 1/12/2028[8]	7,500	7,610
	Stellantis Finance US, Inc. 2.691% 9/15/2031[8]	8,096	6,649
	Toyota Motor Credit Corp. 0.80% 1/9/2026	11,861	11,434
	Toyota Motor Credit Corp. 1.90% 1/13/2027	7,500	7,115

43	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[8]	USD1,648	$1,639
	Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[8]	2,830	2,826
	Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[8]	6,265	6,072
	Volkswagen Group of America Finance, LLC 4.95% 8/15/2029[8]	10,262	10,019
	Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[8]	11,240	11,641
			1,589,326

Energy 0.60%
	Baker Hughes Holdings, LLC 4.486% 5/1/2030	6,120	5,998
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	4,810	4,739
	Canadian Natural Resources, Ltd. 3.85% 6/1/2027	7,410	7,255
	Canadian Natural Resources, Ltd. 4.95% 6/1/2047	971	834
	Cenovus Energy, Inc. 5.375% 7/15/2025	18,304	18,312
	Cenovus Energy, Inc. 4.25% 4/15/2027	11,793	11,633
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[8]	27,000	27,802
	ConocoPhillips Co. 3.80% 3/15/2052	533	389
	ConocoPhillips Co. 5.30% 5/15/2053	270	250
	ConocoPhillips Co. 5.50% 1/15/2055	47,500	45,217
	Diamondback Energy, Inc. 4.25% 3/15/2052	7,466	5,636
	Diamondback Energy, Inc. 6.25% 3/15/2053	8,206	8,194
	Diamondback Energy, Inc. 5.75% 4/18/2054	8,598	8,076
	Diamondback Energy, Inc. 5.90% 4/18/2064	8,812	8,280
	Ecopetrol SA 8.875% 1/13/2033	25,541	26,046
	Ecopetrol SA 8.375% 1/19/2036	50,737	48,973
	Enbridge Energy Partners, LP 7.375% 10/15/2045	1,799	2,041
	Enbridge, Inc. 6.70% 11/15/2053	8,956	9,727
	Energy Transfer, LP 5.25% 7/1/2029	7,791	7,833
	Energy Transfer, LP 6.40% 12/1/2030	11,468	12,125
	Eni SpA 5.95% 5/15/2054[8]	3,440	3,306
	Enterprise Products Operating, LLC 5.05% 1/10/2026	14,075	14,150
	EOG Resources, Inc. 5.65% 12/1/2054	38,000	37,247
	Equinor ASA 1.75% 1/22/2026	9,289	9,023
	Equinor ASA 3.625% 9/10/2028	13,155	12,738
	Equinor ASA 4.25% 11/23/2041	5,400	4,648
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[8]	59,370	58,674
	GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	14,970	15,034
	GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	8,660	8,793
	GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042[8]	18,750	18,311
	Halliburton Co. 3.80% 11/15/2025	107	106
	Kinder Morgan, Inc. 5.20% 6/1/2033	9,363	9,152
	MPLX, LP 4.875% 6/1/2025	5,000	4,997
	MPLX, LP 4.125% 3/1/2027	4,175	4,114
	MPLX, LP 4.50% 4/15/2038	2,017	1,759
	Occidental Petroleum Corp. 5.20% 8/1/2029	47,294	46,955
	Occidental Petroleum Corp. 6.125% 1/1/2031	18,131	18,564
	Occidental Petroleum Corp. 5.375% 1/1/2032	36,000	35,273
	ONEOK, Inc. 5.85% 1/15/2026	1,262	1,274
	ONEOK, Inc. 5.55% 11/1/2026	4,564	4,624
	ONEOK, Inc. 5.65% 11/1/2028	25,436	25,962
	ONEOK, Inc. 5.80% 11/1/2030	2,362	2,436
	ONEOK, Inc. 6.05% 9/1/2033	17,568	18,087
	Petroleos Mexicanos 6.875% 10/16/2025	31,230	31,156
	Petroleos Mexicanos 6.875% 8/4/2026	164,248	161,526
	Petroleos Mexicanos 6.49% 1/23/2027	20,642	20,036
	Petroleos Mexicanos 6.50% 3/13/2027	162,034	156,782
	Petroleos Mexicanos 6.50% 1/23/2029	2,605	2,424
	Petroleos Mexicanos 8.75% 6/2/2029	134,856	135,208
	Petroleos Mexicanos 6.84% 1/23/2030	29,389	26,869
	Petroleos Mexicanos 5.95% 1/28/2031	63,721	53,862
	Petroleos Mexicanos 6.70% 2/16/2032	140,478	122,316
	Pioneer Natural Resources Co. 2.15% 1/15/2031	4,173	3,544
	Plains All American Pipeline, LP 3.80% 9/15/2030	3,403	3,160
	Qatar Energy 2.25% 7/12/2031[8]	8,229	6,939
	Qatar Energy 3.125% 7/12/2041[8]	12,578	9,305
	Qatar Energy 3.30% 7/12/2051[8]	6,796	4,664
	Saudi Arabian Oil Co. 5.75% 7/17/2054[8]	17,490	16,388
	South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[8]	7,763	7,739

American Balanced Fund	44

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[8]	USD7,253	$7,130
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[8]	1,584	1,535
	TotalEnergies Capital SA 5.275% 9/10/2054	14,250	13,187
	TransCanada Trust, junior subordinated, 5.625% 5/20/2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[9,10]	6,410	6,375
	Woodside Finance, Ltd. 3.65% 3/5/2025[8]	3,100	3,094
			1,407,826

Health care 0.50%
	AbbVie, Inc. 2.95% 11/21/2026	1,070	1,040
	AbbVie, Inc. 4.95% 3/15/2031	30,000	30,002
	AbbVie, Inc. 5.40% 3/15/2054	29,750	28,663
	Amgen, Inc. 5.507% 3/2/2026	418	418
	Amgen, Inc. 5.15% 3/2/2028	3,249	3,273
	Amgen, Inc. 3.00% 2/22/2029	400	372
	Amgen, Inc. 4.05% 8/18/2029	8,900	8,571
	Amgen, Inc. 5.25% 3/2/2030	24,985	25,224
	Amgen, Inc. 4.20% 3/1/2033	10,415	9,663
	Amgen, Inc. 5.25% 3/2/2033	27,070	26,881
	Amgen, Inc. 5.60% 3/2/2043	7,101	6,907
	Amgen, Inc. 4.875% 3/1/2053	7,808	6,707
	Amgen, Inc. 5.65% 3/2/2053	43,668	42,074
	Amgen, Inc. 4.40% 2/22/2062	4,544	3,530
	Amgen, Inc. 5.75% 3/2/2063	2,631	2,525
	Astrazeneca Finance, LLC 1.20% 5/28/2026	3,628	3,470
	Astrazeneca Finance, LLC 4.875% 3/3/2028	34,531	34,741
	Astrazeneca Finance, LLC 1.75% 5/28/2028	5,313	4,824
	Astrazeneca Finance, LLC 4.90% 2/26/2031	7,525	7,521
	Astrazeneca Finance, LLC 2.25% 5/28/2031	3,337	2,843
	Astrazeneca Finance, LLC 5.00% 2/26/2034	13,550	13,407
	AstraZeneca PLC 3.375% 11/16/2025	5,000	4,953
	Banner Health 1.897% 1/1/2031	5,000	4,191
	Banner Health 2.913% 1/1/2051	6,005	3,838
	Baxter International, Inc. 1.915% 2/1/2027	23,217	21,895
	Baxter International, Inc. 2.272% 12/1/2028	10,377	9,357
	Bayer US Finance II, LLC 4.25% 12/15/2025[8]	2,251	2,237
	Bayer US Finance, LLC 6.125% 11/21/2026[8]	23,901	24,367
	Bayer US Finance, LLC 6.25% 1/21/2029[8]	13,802	14,085
	Baylor Scott & White Holdings 0.827% 11/15/2025	5,462	5,279
	Baylor Scott & White Holdings 1.777% 11/15/2030	21,418	17,974
	Becton, Dickinson and Co. 5.081% 6/7/2029	13,723	13,816
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	15,000	15,078
	Bristol-Myers Squibb Co. 3.40% 7/26/2029	25,000	23,608
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	7,350	7,399
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	2,175	2,173
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	14,500	13,968
	Centene Corp. 4.25% 12/15/2027	59,715	57,891
	Centene Corp. 2.45% 7/15/2028	38,349	34,542
	Centene Corp. 4.625% 12/15/2029	58,254	55,140
	Centene Corp. 3.375% 2/15/2030	39,311	35,038
	Centene Corp. 3.00% 10/15/2030	455	393
	Centene Corp. 2.50% 3/1/2031	25,292	20,936
	Centene Corp. 2.625% 8/1/2031	60,571	49,920
	Cigna Group (The) 1.25% 3/15/2026	9,398	9,018
	CVS Health Corp. 5.00% 1/30/2029	18,658	18,415
	CVS Health Corp. 5.40% 6/1/2029	16,914	16,928
	CVS Health Corp. 5.25% 1/30/2031	10,000	9,771
	CVS Health Corp. 5.55% 6/1/2031	37,404	37,145
	CVS Health Corp. 5.70% 6/1/2034	18,668	18,358
	CVS Health Corp. 5.875% 6/1/2053	333	306
	Elevance Health, Inc. 4.90% 2/8/2026	6,375	6,371
	Elevance Health, Inc. 4.75% 2/15/2030	5,849	5,780
	Elevance Health, Inc. 5.20% 2/15/2035	3,064	2,994
	Elevance Health, Inc. 5.125% 2/15/2053	1,718	1,530
	Eli Lilly and Co. 3.375% 3/15/2029	77	73
	Eli Lilly and Co. 4.70% 2/27/2033	10,105	9,908
	Eli Lilly and Co. 4.875% 2/27/2053	4,735	4,290

45	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Eli Lilly and Co. 4.95% 2/27/2063	USD330	$296
	GE HealthCare Technologies, Inc. 5.65% 11/15/2027	5,000	5,125
	GE HealthCare Technologies, Inc. 4.80% 8/14/2029	6,656	6,596
	Gilead Sciences, Inc. 1.65% 10/1/2030	5,826	4,874
	Gilead Sciences, Inc. 5.25% 10/15/2033	9,872	9,912
	HCA, Inc. 3.375% 3/15/2029	3,216	2,986
	HCA, Inc. 3.625% 3/15/2032	5,000	4,408
	HCA, Inc. 4.375% 3/15/2042	7,500	6,125
	HCA, Inc. 4.625% 3/15/2052	7,121	5,564
	Humana, Inc. 3.70% 3/23/2029	5,412	5,111
	Humana, Inc. 5.375% 4/15/2031	27,962	27,739
	Humana, Inc. 5.75% 4/15/2054	6,066	5,627
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	10,604	10,473
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	2,151	2,056
	Merck & Co., Inc. 1.90% 12/10/2028	1,128	1,018
	Novant Health, Inc. 3.168% 11/1/2051	25,939	17,218
	Novartis Capital Corp. 1.75% 2/14/2025	1,496	1,491
	Novartis Capital Corp. 2.00% 2/14/2027	1,607	1,528
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	17,222	17,074
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	2,151	2,129
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	24,781	24,089
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	812	763
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	8,935	8,373
	Pfizer, Inc. 2.625% 4/1/2030	15,000	13,459
	Roche Holdings, Inc. 4.203% 9/9/2029[8]	17,520	17,133
	Roche Holdings, Inc. 4.592% 9/9/2034[8]	8,771	8,411
	Sharp HealthCare 2.68% 8/1/2050	15,620	9,625
	Summa Health 3.511% 11/15/2051	17,193	12,276
	Sutter Health 1.321% 8/15/2025	6,000	5,869
	Sutter Health 5.164% 8/15/2033	9,905	9,854
	Trinity Health Corp. 2.632% 12/1/2040	4,500	3,151
	UnitedHealth Group, Inc. 1.15% 5/15/2026	1,959	1,873
	UnitedHealth Group, Inc. 4.80% 1/15/2030	20,000	19,903
	UnitedHealth Group, Inc. 5.30% 2/15/2030	2,899	2,946
	UnitedHealth Group, Inc. 2.00% 5/15/2030	1,081	932
	UnitedHealth Group, Inc. 4.95% 1/15/2032	27,692	27,390
	UnitedHealth Group, Inc. 4.20% 5/15/2032	1,110	1,046
	UnitedHealth Group, Inc. 5.15% 7/15/2034	13,690	13,515
	UnitedHealth Group, Inc. 5.625% 7/15/2054	11,690	11,356
	Viatris, Inc. 4.00% 6/22/2050	15,482	10,556
	West Virginia United Health System Obligated Group 3.129% 6/1/2050	4,165	2,661
			1,184,152

Industrials 0.31%
	Air Lease Corp. 2.875% 1/15/2026	7,997	7,831
	Air Lease Corp. 2.20% 1/15/2027	6,085	5,778
	Air Lease Corp. 2.10% 9/1/2028	5,824	5,257
	BAE Systems PLC 5.125% 3/26/2029[8]	19,331	19,384
	BAE Systems PLC 5.25% 3/26/2031[8]	10,863	10,898
	BAE Systems PLC 5.30% 3/26/2034[8]	11,308	11,281
	BAE Systems PLC 5.50% 3/26/2054[8]	2,445	2,383
	Boeing Co. (The) 2.75% 2/1/2026	50,866	49,649
	Boeing Co. (The) 2.196% 2/4/2026	39,396	38,228
	Boeing Co. (The) 3.10% 5/1/2026	4,822	4,704
	Boeing Co. (The) 5.04% 5/1/2027	50,170	50,320
	Boeing Co. (The) 6.259% 5/1/2027	32,456	33,237
	Boeing Co. (The) 3.25% 2/1/2028	1,165	1,097
	Boeing Co. (The) 3.25% 3/1/2028	22,113	20,803
	Boeing Co. (The) 6.298% 5/1/2029	51,926	53,851
	Boeing Co. (The) 5.15% 5/1/2030	9,820	9,690
	Boeing Co. (The) 3.625% 2/1/2031	4,420	4,015
	Boeing Co. (The) 6.388% 5/1/2031	3,696	3,866
	Boeing Co. (The) 3.60% 5/1/2034	3,180	2,667
	Boeing Co. (The) 6.528% 5/1/2034	26,450	27,723
	Boeing Co. (The) 3.25% 2/1/2035	133	106
	Boeing Co. (The) 3.50% 3/1/2039	116	86
	Boeing Co. (The) 5.705% 5/1/2040	183	174

American Balanced Fund	46

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Boeing Co. (The) 3.90% 5/1/2049	USD342	$239
	Boeing Co. (The) 3.75% 2/1/2050	229	156
	Boeing Co. (The) 5.805% 5/1/2050	28,514	26,565
	Boeing Co. (The) 6.858% 5/1/2054	25,562	27,194
	Boeing Co. (The) 7.008% 5/1/2064	17,796	18,903
	Canadian Pacific Railway Co. 1.75% 12/2/2026	4,071	3,856
	Canadian Pacific Railway Co. 3.10% 12/2/2051	4,483	2,915
	Carrier Global Corp. 2.242% 2/15/2025	694	691
	Carrier Global Corp. 2.493% 2/15/2027	555	531
	Carrier Global Corp. 3.377% 4/5/2040	2,500	1,932
	Carrier Global Corp. 6.20% 3/15/2054	623	659
	CK Hutchison International (24), Ltd. 5.50% 4/26/2034[8]	29,900	30,199
	CSX Corp. 3.80% 3/1/2028	3,590	3,491
	CSX Corp. 4.25% 3/15/2029	3,650	3,576
	CSX Corp. 5.20% 11/15/2033	5,000	5,011
	Emerson Electric Co. 1.80% 10/15/2027	1,480	1,376
	John Deere Capital Corp. 5.10% 4/11/2034	30,000	29,967
	L3Harris Technologies, Inc. 5.40% 7/31/2033	17,732	17,711
	L3Harris Technologies, Inc. 5.60% 7/31/2053	5,863	5,681
	LG Energy Solution, Ltd. 5.375% 7/2/2027[8]	12,406	12,452
	Lockheed Martin Corp. 4.45% 5/15/2028	13,400	13,303
	Lockheed Martin Corp. 4.75% 2/15/2034	4,219	4,096
	Masco Corp. 1.50% 2/15/2028	6,884	6,210
	Masco Corp. 2.00% 2/15/2031	6,626	5,545
	Masco Corp. 3.125% 2/15/2051	2,059	1,298
	Mexico City Airport Trust 3.875% 4/30/2028[8]	920	864
	Mexico City Airport Trust 5.50% 10/31/2046	1,290	1,037
	Mexico City Airport Trust 5.50% 7/31/2047	17,195	13,898
	Mexico City Airport Trust 5.50% 7/31/2047[8]	5,367	4,338
	Norfolk Southern Corp. 4.45% 3/1/2033	3,271	3,122
	Norfolk Southern Corp. 3.05% 5/15/2050	4,487	2,905
	Norfolk Southern Corp. 4.55% 6/1/2053	1,966	1,649
	Norfolk Southern Corp. 5.35% 8/1/2054	16,224	15,461
	Northrop Grumman Corp. 2.93% 1/15/2025	7,120	7,114
	RTX Corp. 5.00% 2/27/2026	207	208
	RTX Corp. 4.125% 11/16/2028	30	29
	RTX Corp. 1.90% 9/1/2031	2,015	1,649
	RTX Corp. 5.15% 2/27/2033	13,347	13,241
	RTX Corp. 5.375% 2/27/2053	5,079	4,827
	Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[8]	10,165	9,786
	Triton Container International, Ltd. 3.15% 6/15/2031[8]	19,690	16,758
	Union Pacific Corp. 3.75% 7/15/2025	3,080	3,067
	Union Pacific Corp. 2.891% 4/6/2036	7,377	5,954
	Union Pacific Corp. 3.839% 3/20/2060	2,376	1,701
	Union Pacific Corp. 3.799% 4/6/2071	2,376	1,615
	Veralto Corp. 5.35% 9/18/2028	35,000	35,462
			731,270

Consumer staples 0.25%
	Altria Group, Inc. 2.35% 5/6/2025	5,447	5,401
	BAT Capital Corp. 4.70% 4/2/2027	5,241	5,221
	BAT Capital Corp. 3.557% 8/15/2027	6,636	6,423
	BAT Capital Corp. 2.259% 3/25/2028	17,837	16,393
	BAT Capital Corp. 3.462% 9/6/2029	2,500	2,331
	BAT Capital Corp. 4.906% 4/2/2030	6	6
	BAT Capital Corp. 6.343% 8/2/2030	31,185	32,803
	BAT Capital Corp. 5.834% 2/20/2031	2,643	2,703
	BAT Capital Corp. 2.726% 3/25/2031	4,625	3,994
	BAT Capital Corp. 4.742% 3/16/2032	3,753	3,613
	BAT Capital Corp. 6.421% 8/2/2033	5,158	5,454
	BAT Capital Corp. 6.00% 2/20/2034	10,000	10,279
	BAT Capital Corp. 4.39% 8/15/2037	4,744	4,096
	BAT Capital Corp. 7.079% 8/2/2043	27,000	29,268
	BAT Capital Corp. 4.54% 8/15/2047	826	652
	BAT Capital Corp. 4.758% 9/6/2049	1,263	1,024
	BAT Capital Corp. 5.65% 3/16/2052	8,087	7,420
	BAT International Finance PLC 3.95% 6/15/2025[8]	103	103

47	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	BAT International Finance PLC 1.668% 3/25/2026	USD7,024	$6,761
	BAT International Finance PLC 4.448% 3/16/2028	38,911	38,296
	BAT International Finance PLC 5.931% 2/2/2029	15,000	15,450
	Campbell’s Co. (The) 4.75% 3/23/2035	21,584	20,363
	Coca-Cola Co. 1.00% 3/15/2028	6,090	5,464
	Coca-Cola Co. 4.65% 8/14/2034	8,581	8,349
	Conagra Brands, Inc. 1.375% 11/1/2027	6,375	5,790
	Constellation Brands, Inc. 3.60% 2/15/2028	2,500	2,405
	Constellation Brands, Inc. 2.25% 8/1/2031	4,462	3,715
	Costco Wholesale Corp. 1.375% 6/20/2027	6,670	6,202
	Coty, Inc. 4.75% 1/15/2029[8]	2,692	2,568
	Coty, Inc. 6.625% 7/15/2030[8]	8,809	8,961
	J. M. Smucker Co. (The) 5.90% 11/15/2028	8,870	9,190
	J. M. Smucker Co. (The) 6.20% 11/15/2033	6,195	6,535
	J. M. Smucker Co. (The) 6.50% 11/15/2043	958	1,021
	J. M. Smucker Co. (The) 6.50% 11/15/2053	3,599	3,865
	JBS USA Holding Lux SARL 2.50% 1/15/2027	34,174	32,481
	JBS USA Holding Lux SARL 3.00% 2/2/2029	9,262	8,456
	JBS USA Holding Lux SARL 5.50% 1/15/2030	156	156
	JBS USA Holding Lux SARL 3.625% 1/15/2032	2,104	1,858
	Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,194	1,192
	Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,510	2,297
	Kroger Co. 5.00% 9/15/2034	17,278	16,744
	Kroger Co. 5.50% 9/15/2054	7,826	7,380
	Nestlé Holdings, Inc. 4.85% 3/14/2033[8]	3,129	3,087
	PepsiCo, Inc. 3.625% 3/19/2050	112	83
	PepsiCo, Inc. 2.75% 10/21/2051	275	172
	Philip Morris International, Inc. 1.50% 5/1/2025	6,434	6,366
	Philip Morris International, Inc. 4.875% 2/13/2026	3,717	3,728
	Philip Morris International, Inc. 0.875% 5/1/2026	8,311	7,913
	Philip Morris International, Inc. 5.125% 11/17/2027	26,447	26,773
	Philip Morris International, Inc. 4.875% 2/15/2028	28,500	28,577
	Philip Morris International, Inc. 4.625% 11/1/2029	26,770	26,417
	Philip Morris International, Inc. 5.625% 11/17/2029	16,943	17,458
	Philip Morris International, Inc. 5.125% 2/15/2030	19,786	19,897
	Philip Morris International, Inc. 5.50% 9/7/2030	6,000	6,145
	Philip Morris International, Inc. 1.75% 11/1/2030	7,178	6,000
	Philip Morris International, Inc. 5.125% 2/13/2031	13,014	13,021
	Philip Morris International, Inc. 4.75% 11/1/2031	41,610	40,713
	Philip Morris International, Inc. 5.75% 11/17/2032	8,756	9,007
	Philip Morris International, Inc. 4.90% 11/1/2034	27,205	26,156
	Sysco Corp. 3.15% 12/14/2051	535	345
	Target Corp. 4.50% 9/15/2034	5,786	5,503
			600,044

Real estate 0.20%
	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	2,720	2,647
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	3,540	3,171
	Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	2,040	1,754
	Alexandria Real Estate Equities, Inc. 4.00% 2/1/2050	3,907	2,911
	American Tower Corp. 1.45% 9/15/2026	10,457	9,894
	American Tower Corp. 3.60% 1/15/2028	3,750	3,609
	American Tower Corp. 2.30% 9/15/2031	732	609
	American Tower Corp. 2.95% 1/15/2051	3,750	2,321
	Boston Properties, LP 2.90% 3/15/2030	47,006	41,599
	Boston Properties, LP 3.25% 1/30/2031	20,599	18,124
	Boston Properties, LP 2.55% 4/1/2032	9,767	7,912
	Boston Properties, LP 2.45% 10/1/2033	109,369	84,337
	Boston Properties, LP 6.50% 1/15/2034	100,264	105,128
	Boston Properties, LP 5.75% 1/15/2035	42,473	41,668
	COPT Defense Properties, LP 2.00% 1/15/2029	301	265
	COPT Defense Properties, LP 2.75% 4/15/2031	1,420	1,215
	COPT Defense Properties, LP 2.90% 12/1/2033	6,496	5,222
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[8]	7,150	6,178
	Crown Castle, Inc. 5.00% 1/11/2028	1,652	1,651
	Digital Realty Trust, LP 5.55% 1/15/2028	5,000	5,082
	Equinix Europe 2 Financing Corp., LLC 3.25% 3/15/2031	EUR10,000	10,329

American Balanced Fund	48

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	ERP Operating, LP 4.65% 9/15/2034	USD4,736	$4,496
	Essex Portfolio, LP 3.50% 4/1/2025	7,445	7,420
	Essex Portfolio, LP 3.375% 4/15/2026	2,395	2,353
	Extra Space Storage, LP 2.35% 3/15/2032	4,209	3,447
	Fideicomiso Fibra Uno 5.25% 1/30/2026	2,834	2,828
	GLP Capital, LP 4.00% 1/15/2030	5,000	4,660
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	10,194	8,288
	Kilroy Realty, LP 6.25% 1/15/2036	1,648	1,636
	Prologis, LP 4.875% 6/15/2028	5,969	5,985
	Prologis, LP 4.75% 6/15/2033	10,929	10,584
	Prologis, LP 5.00% 3/15/2034	2,650	2,589
	Prologis, LP 5.00% 1/31/2035	17,278	16,844
	Prologis, LP 5.25% 6/15/2053	273	255
	Public Storage Operating Co. 1.85% 5/1/2028	8,830	8,055
	Public Storage Operating Co. 1.95% 11/9/2028	6,081	5,475
	Public Storage Operating Co. 2.30% 5/1/2031	2,959	2,529
	Scentre Group Trust 1 3.25% 10/28/2025[8]	1,780	1,755
	Scentre Group Trust 1 3.75% 3/23/2027[8]	7,630	7,430
	Sun Communities Operating, LP 2.30% 11/1/2028	6,430	5,802
	Sun Communities Operating, LP 2.70% 7/15/2031	1,753	1,475
			459,532

Communication services 0.19%
	AT&T, Inc. 2.30% 6/1/2027	3,530	3,333
	AT&T, Inc. 4.35% 3/1/2029	5,000	4,894
	AT&T, Inc. 2.25% 2/1/2032	4,055	3,354
	AT&T, Inc. 5.40% 2/15/2034	3,954	3,972
	AT&T, Inc. 3.50% 9/15/2053	10,178	6,860
	Charter Communications Operating, LLC 4.908% 7/23/2025	577	577
	Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,671
	Charter Communications Operating, LLC 2.25% 1/15/2029	2,417	2,132
	Charter Communications Operating, LLC 6.10% 6/1/2029	12,331	12,574
	Charter Communications Operating, LLC 4.40% 4/1/2033	1,945	1,738
	Charter Communications Operating, LLC 3.90% 6/1/2052	3,750	2,415
	Charter Communications Operating, LLC 5.25% 4/1/2053	13,500	10,922
	Comcast Corp. 1.95% 1/15/2031	10,000	8,368
	Comcast Corp. 4.80% 5/15/2033	10,000	9,718
	Comcast Corp. 5.30% 6/1/2034	12,388	12,379
	Comcast Corp. 5.65% 6/1/2054	9,401	9,095
	Comcast Corp. 2.937% 11/1/2056	2,267	1,321
	Meta Platforms, Inc. 4.75% 8/15/2034	15,750	15,340
	Meta Platforms, Inc. 5.40% 8/15/2054	16,250	15,751
	Netflix, Inc. 3.625% 6/15/2025[8]	3,564	3,545
	Netflix, Inc. 4.875% 4/15/2028	7,892	7,928
	Netflix, Inc. 6.375% 5/15/2029	9,849	10,444
	Netflix, Inc. 5.375% 11/15/2029[8]	5,522	5,632
	SBA Tower Trust 1.631% 11/15/2026[8]	99,657	93,457
	Take-Two Interactive Software, Inc. 4.00% 4/14/2032	8,925	8,241
	Tencent Holdings, Ltd. 2.39% 6/3/2030	2,749	2,402
	Tencent Holdings, Ltd. 3.68% 4/22/2041	7,143	5,584
	Tencent Holdings, Ltd. 3.84% 4/22/2051	26,193	19,459
	T-Mobile USA, Inc. 3.50% 4/15/2025	4,090	4,072
	T-Mobile USA, Inc. 1.50% 2/15/2026	3,750	3,620
	T-Mobile USA, Inc. 2.25% 2/15/2026	2,727	2,651
	T-Mobile USA, Inc. 2.625% 4/15/2026	10,555	10,294
	T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,886
	T-Mobile USA, Inc. 2.05% 2/15/2028	2,390	2,195
	T-Mobile USA, Inc. 4.95% 3/15/2028	9,232	9,239
	T-Mobile USA, Inc. 4.80% 7/15/2028	19,250	19,151
	T-Mobile USA, Inc. 4.85% 1/15/2029	15,000	14,920
	T-Mobile USA, Inc. 2.625% 2/15/2029	4,834	4,398
	T-Mobile USA, Inc. 2.40% 3/15/2029	401	361
	T-Mobile USA, Inc. 2.55% 2/15/2031	244	210
	T-Mobile USA, Inc. 2.875% 2/15/2031	6,525	5,742
	T-Mobile USA, Inc. 2.70% 3/15/2032	2,990	2,532
	T-Mobile USA, Inc. 5.05% 7/15/2033	2,124	2,081
	T-Mobile USA, Inc. 3.40% 10/15/2052	1,653	1,104

49	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	T-Mobile USA, Inc. 5.75% 1/15/2054	USD506	$494
	Verizon Communications, Inc. 2.55% 3/21/2031	1,933	1,665
	Verizon Communications, Inc. 2.355% 3/15/2032	13,908	11,538
	Verizon Communications, Inc. 5.05% 5/9/2033	8,462	8,369
	Verizon Communications, Inc. 2.875% 11/20/2050	2,167	1,332
	Verizon Communications, Inc. 5.50% 2/23/2054	878	841
	Verizon Communications, Inc. 2.987% 10/30/2056	4,334	2,573
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	16,901	16,848
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	8,326	8,023
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	14,248	10,594
			440,839

Information technology 0.07%
	Accenture Capital, Inc. 4.25% 10/4/2031	20,724	19,920
	Accenture Capital, Inc. 4.50% 10/4/2034	19,774	18,799
	Analog Devices, Inc. 1.70% 10/1/2028	2,487	2,233
	Analog Devices, Inc. 5.05% 4/1/2034	10,123	10,118
	Analog Devices, Inc. 5.30% 4/1/2054	7,046	6,720
	Booz Allen Hamilton, Inc. 5.95% 8/4/2033	6,135	6,279
	Broadcom Corp. 3.875% 1/15/2027	12	12
	Broadcom, Inc. 4.00% 4/15/2029[8]	219	211
	Broadcom, Inc. 5.15% 11/15/2031	9,697	9,763
	Broadcom, Inc. 4.15% 4/15/2032[8]	2,471	2,318
	Broadcom, Inc. 3.469% 4/15/2034[8]	1,838	1,594
	Broadcom, Inc. 3.187% 11/15/2036[8]	588	474
	Cisco Systems, Inc. 4.95% 2/26/2031	16,380	16,443
	Cisco Systems, Inc. 5.05% 2/26/2034	4,538	4,523
	Intuit, Inc. 0.95% 7/15/2025	1,116	1,095
	Intuit, Inc. 1.35% 7/15/2027	1,101	1,016
	Microchip Technology, Inc. 4.90% 3/15/2028	4,256	4,242
	Microchip Technology, Inc. 5.05% 3/15/2029	12,575	12,554
	Microchip Technology, Inc. 5.05% 2/15/2030	16,017	15,910
	Microsoft Corp. 2.921% 3/17/2052	4,792	3,169
	Oracle Corp. 5.55% 2/6/2053	799	756
	SK hynix, Inc. 6.375% 1/17/2028[8]	10,000	10,319
	Texas Instruments, Inc. 4.60% 2/8/2029	10,216	10,191
	Texas Instruments, Inc. 4.85% 2/8/2034	10,536	10,366
	TSMC Global, Ltd. 4.375% 7/22/2027[8]	332	329
			169,354

Materials 0.05%
	Air Products and Chemicals, Inc. 1.50% 10/15/2025	2,610	2,549
	Air Products and Chemicals, Inc. 1.85% 5/15/2027	7,229	6,798
	Air Products and Chemicals, Inc. 2.05% 5/15/2030	3,140	2,726
	Anglo American Capital PLC 5.375% 4/1/2025[8]	5,000	5,004
	Anglo American Capital PLC 2.25% 3/17/2028[8]	1,049	961
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	295	290
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	134	135
	Celanese US Holdings, LLC 6.165% 7/15/2027	31,000	31,472
	Celanese US Holdings, LLC 6.80% 11/15/2030	11,835	12,257
	Celanese US Holdings, LLC 6.379% 7/15/2032	2,094	2,128
	Celanese US Holdings, LLC 6.95% 11/15/2033	7,724	8,020
	Corporacion Nacional del Cobre de Chile 5.125% 2/2/2033[8]	299	284
	Dow Chemical Co. (The) 4.80% 5/15/2049	4,641	3,908
	Dow Chemical Co. (The) 3.60% 11/15/2050	7,611	5,232
	Eastman Chemical Co. 3.80% 3/15/2025	720	718
	EIDP, Inc. 4.80% 5/15/2033	1,086	1,055
	LYB International Finance III, LLC 1.25% 10/1/2025	14,881	14,495
	LYB International Finance III, LLC 2.25% 10/1/2030	2,855	2,443
	LYB International Finance III, LLC 4.20% 5/1/2050	394	294
	LYB International Finance III, LLC 3.625% 4/1/2051	376	253
	Mosaic Co. 4.05% 11/15/2027	4,490	4,403
	Nutrien, Ltd. 5.95% 11/7/2025	2,985	3,015
	OCI NV 6.70% 3/16/2033[8]	2,131	2,150
	Sherwin-Williams Co. 2.20% 3/15/2032	3,123	2,587

American Balanced Fund	50

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Sherwin-Williams Co. 3.80% 8/15/2049	USD80	$59
	Sherwin-Williams Co. 3.30% 5/15/2050	1,500	994
	Westlake Corp. 4.375% 11/15/2047	1,500	1,188
			115,418

Other 0.00%
	Rockefeller Foundation (The) 2.492% 10/1/2050	13,095	7,960
	Total corporate bonds, notes & loans		15,516,817
U.S. Treasury bonds & notes 5.80%
U.S. Treasury 4.32%
	U.S. Treasury 2.00% 2/15/2025	29,740	29,656
	U.S. Treasury 2.125% 5/15/2025	24,780	24,588
	U.S. Treasury 3.00% 7/15/2025	9,772	9,710
	U.S. Treasury 4.75% 7/31/2025	134,671	135,063
	U.S. Treasury 5.00% 8/31/2025	24,960	25,083
	U.S. Treasury 3.00% 10/31/2025	123,012	121,791
	U.S. Treasury 5.00% 10/31/2025	111,764	112,445
	U.S. Treasury 0.375% 11/30/2025	20,000	19,316
	U.S. Treasury 3.875% 1/15/2026	5,143	5,127
	U.S. Treasury 4.00% 2/15/2026	70,932	70,765
	U.S. Treasury 4.625% 2/28/2026	6,888	6,918
	U.S. Treasury 2.25% 3/31/2026	52,663	51,407
	U.S. Treasury 3.625% 5/15/2026	7,018	6,962
	U.S. Treasury 4.375% 7/31/2026	77,873	78,028
	U.S. Treasury 0.75% 8/31/2026	37	35
	U.S. Treasury 3.75% 8/31/2026	219,466	217,782
	U.S. Treasury 4.625% 9/15/2026	13,790	13,876
	U.S. Treasury 0.875% 9/30/2026	2,380	2,247
	U.S. Treasury 3.50% 9/30/2026	36,865	36,410
	U.S. Treasury 1.125% 10/31/2026	13,564	12,829
	U.S. Treasury 2.00% 11/15/2026	47,200	45,314
	U.S. Treasury 4.625% 11/15/2026	19,809	19,945
	U.S. Treasury 6.50% 11/15/2026	39,650	41,460
	U.S. Treasury 4.25% 11/30/2026	333,899	333,903
	U.S. Treasury 4.00% 1/15/2027	50,898	50,667
	U.S. Treasury 2.25% 2/15/2027	11,150	10,704
	U.S. Treasury 4.125% 2/15/2027	7,942	7,923
	U.S. Treasury 1.125% 2/28/2027	930	871
	U.S. Treasury 2.375% 5/15/2027	4,310	4,129
	U.S. Treasury 3.25% 6/30/2027	242,903	237,284
	U.S. Treasury 3.75% 8/15/2027	50,800	50,163
	U.S. Treasury 6.375% 8/15/2027	35,690	37,587
	U.S. Treasury 4.125% 11/15/2027	386	384
	U.S. Treasury 4.00% 12/15/2027	215,282	213,659
	U.S. Treasury 0.625% 12/31/2027	9,448	8,488
	U.S. Treasury 2.75% 2/15/2028	10,125	9,670
	U.S. Treasury 4.00% 2/29/2028	171,747	170,265
	U.S. Treasury 3.625% 3/31/2028	52,103	51,043
	U.S. Treasury 2.875% 5/15/2028	46,997	44,909
	U.S. Treasury 3.625% 5/31/2028	160,636	157,153
	U.S. Treasury 1.25% 6/30/2028	17,561	15,832
	U.S. Treasury 4.00% 6/30/2028	77,091	76,321
	U.S. Treasury 1.00% 7/31/2028	6,527	5,813
	U.S. Treasury 4.125% 7/31/2028	195,000	193,695
	U.S. Treasury 1.375% 10/31/2028	6,716	6,018
	U.S. Treasury 3.125% 11/15/2028	41,549	39,770
	U.S. Treasury 1.50% 11/30/2028	46,700	41,955
	U.S. Treasury 4.00% 1/31/2029	254,696	251,298
	U.S. Treasury 5.25% 2/15/2029	35,690	37,019
	U.S. Treasury 3.25% 6/30/2029	58,480	55,822
	U.S. Treasury 4.25% 6/30/2029	38,500	38,306
	U.S. Treasury 4.00% 7/31/2029	80,000	78,773
	U.S. Treasury 1.625% 8/15/2029	24,780	22,005
	U.S. Treasury 3.625% 8/31/2029	243,650	236,019
	U.S. Treasury 4.375% 12/31/2029	445,823	445,701
	U.S. Treasury 3.50% 1/31/2030	67,000	64,309

51	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.00% 2/28/2030	USD236,283	$232,048
	U.S. Treasury 3.625% 3/31/2030	23,000	22,175
	U.S. Treasury 0.625% 5/15/2030	22,310	18,319
	U.S. Treasury 3.75% 6/30/2030	4,675	4,524
	U.S. Treasury 0.625% 8/15/2030	114,675	93,206
	U.S. Treasury 4.625% 9/30/2030	25,150	25,395
	U.S. Treasury 4.875% 10/31/2030	62,722	64,142
	U.S. Treasury 4.25% 6/30/2031	264,000	260,827
	U.S. Treasury 4.125% 7/31/2031	146,500	143,652
	U.S. Treasury 1.25% 8/15/2031	38,264	31,247
	U.S. Treasury 3.75% 8/31/2031	88,360	84,706
	U.S. Treasury 4.50% 12/31/2031	167,657	168,294
	U.S. Treasury 2.875% 5/15/2032	93,519	84,053
	U.S. Treasury 4.125% 11/15/2032	20,061	19,578
	U.S. Treasury 3.50% 2/15/2033	145,000	134,986
	U.S. Treasury 3.375% 5/15/2033	48,871	44,937
	U.S. Treasury 3.875% 8/15/2033	49,445	47,095
	U.S. Treasury 4.50% 11/15/2033	6,762	6,737
	U.S. Treasury 4.00% 2/15/2034	29,600	28,362
	U.S. Treasury 4.375% 5/15/2034	144,130	142,032
	U.S. Treasury 3.875% 8/15/2034	59,250	56,072
	U.S. Treasury 4.25% 11/15/2034	888,880	866,311
	U.S. Treasury 4.25% 5/15/2039	84,397	80,203
	U.S. Treasury 1.375% 11/15/2040	38,809	24,062
	U.S. Treasury 1.875% 2/15/2041[5]	98,666	66,183
	U.S. Treasury 2.25% 5/15/2041	140,792	100,051
	U.S. Treasury 2.00% 11/15/2041	6,986	4,698
	U.S. Treasury 2.375% 2/15/2042	4,990	3,556
	U.S. Treasury 3.25% 5/15/2042	315,157	256,656
	U.S. Treasury 2.75% 8/15/2042	32,660	24,560
	U.S. Treasury 3.375% 8/15/2042	152,000	125,564
	U.S. Treasury 2.75% 11/15/2042	77,000	57,594
	U.S. Treasury 3.125% 2/15/2043	47,605	37,645
	U.S. Treasury 2.875% 5/15/2043	58,590	44,426
	U.S. Treasury 3.875% 5/15/2043	34,310	30,230
	U.S. Treasury 3.625% 2/15/2044	24,780	20,923
	U.S. Treasury 4.50% 2/15/2044[5]	230,000	219,758
	U.S. Treasury 4.625% 5/15/2044	26,500	25,716
	U.S. Treasury 3.125% 8/15/2044	39,447	30,660
	U.S. Treasury 4.125% 8/15/2044[5]	381,372	345,500
	U.S. Treasury 4.625% 11/15/2044	25,980	25,209
	U.S. Treasury 2.50% 2/15/2045	51,860	36,022
	U.S. Treasury 3.00% 5/15/2045	24,780	18,746
	U.S. Treasury 3.00% 11/15/2045	23,145	17,422
	U.S. Treasury 3.00% 5/15/2047	55,603	41,159
	U.S. Treasury 2.75% 8/15/2047	82,381	58,020
	U.S. Treasury 3.00% 2/15/2048	3,743	2,750
	U.S. Treasury 2.00% 2/15/2050	56,616	32,934
	U.S. Treasury 2.375% 5/15/2051	84,719	53,358
	U.S. Treasury 2.00% 8/15/2051	571	327
	U.S. Treasury 1.875% 11/15/2051	25,500	14,089
	U.S. Treasury 2.25% 2/15/2052	149,126	90,559
	U.S. Treasury 3.00% 8/15/2052[5]	520,260	373,937
	U.S. Treasury 4.00% 11/15/2052	83,509	72,849
	U.S. Treasury 3.625% 2/15/2053	117,067	95,266
	U.S. Treasury 3.625% 5/15/2053	113,815	92,706
	U.S. Treasury 4.25% 2/15/2054	22,200	20,287
	U.S. Treasury 4.625% 5/15/2054[5]	173,000	168,405
	U.S. Treasury 4.25% 8/15/2054[5]	906,952	829,932
			10,204,875

U.S. Treasury inflation-protected securities 1.48%
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]	109,739	109,561
	U.S. Treasury Inflation-Protected Security 2.375% 1/15/2025[11]	82,992	82,916
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[11]	78,577	78,133
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	17,380	17,283
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[11]	112,795	111,511

American Balanced Fund	52

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[11]	USD331,057	$323,161
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	207,625	201,895
	U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027[11]	285,378	276,710
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[11]	159,848	153,251
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[11]	114,082	115,902
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029[11]	1,456,603	1,432,733
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[11]	5,905	5,367
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[11]	93,288	82,850
	U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034[11]	49,701	47,683
	U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[11]	289,515	280,722
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[11]	24,107	17,672
	U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044[11]	51,020	42,451
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046[11]	20,444	15,400
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[11]	2,627	1,533
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]	105,420	84,519
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[11]	7,920	7,338
			3,488,591
	Total U.S. Treasury bonds & notes		13,693,466
Asset-backed obligations 3.13%
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[4,8]	940	932
	Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[4,8]	40,547	40,347
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[4,8]	470	471
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[4,8]	12,111	12,204
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[4,8]	5,368	5,387
	Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[4,8]	12,496	12,516
	AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.626% 7/25/2036[4,6,8]	58,804	58,946
	Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.747% 4/20/2032[4,6,8]	21,318	21,334
	Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.147% 1/19/2033[4,6,8]	5,520	5,549
	American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[4,8]	7,935	7,972
	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[4,8]	2,706	2,688
	American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[4,8]	13,571	13,583
	American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[4,8]	5,925	5,983
	American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028[4,8]	1,664	1,663
	American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030[4,8]	12,578	12,793
	American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[4,8]	14,562	14,901
	American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030[4,8]	29,744	30,080
	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030[4,8]	9,497	9,609
	American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[4,8]	6,144	6,118
	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031[4,8]	12,883	12,791
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[4]	6,666	6,637
	American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.883% 5/26/2031[4,6,8]	1,596	1,598
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[4]	2,116	2,119
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[4]	170	169
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[4]	1,830	1,793
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[4]	20,192	19,492
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028[4]	11,077	11,210
	AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[4]	34,592	35,123

53	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.717% 1/20/2033[4,6,8]	USD12,497	$12,520
ARES CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 5.967% 4/17/2033[4,6,8]	25,462	25,527
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[4,8]	3,881	3,911
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031[4,8]	11,907	12,057
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[4,8]	33,250	33,025
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[4,8]	14,415	14,370
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[4,8]	50,171	49,677
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[4,8]	54,855	53,563
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[4,8]	3,873	3,803
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[4,8]	75,784	72,299
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[4,8]	4,460	4,249
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[4,8]	1,542	1,466
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,8]	8,650	8,701
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027[4,8]	3,228	3,269
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[4,8]	2,750	2,785
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[4,8]	15,110	15,416
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[4,8]	19,885	20,109
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029[4,8]	9,510	9,688
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[4,8]	12,400	12,614
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,8]	28,032	28,883
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[4,8]	7,175	7,452
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[4,8]	15,860	16,111
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030[4,8]	2,846	2,870
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030[4,8]	16,000	16,135
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030[4,8]	3,342	3,350
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[4,8]	12,597	12,711
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.921% 2/20/2036[4,6,8]	55,356	55,441
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[4]	10,702	10,759
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[4,8]	1,720	1,680
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[4,8]	1,715	1,632
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[4,8]	231	230
Battalion CLO, Ltd., Series 2018-2A, Class A1, (3-month USD CME Term SOFR + 1.332%) 5.817% 5/17/2031[4,6,8]	5,370	5,373
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD CME Term SOFR + 1.362%) 5.979% 1/20/2031[4,6,8]	352	352
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 5.836% 1/15/2033[4,6,8]	30,583	30,622
Benefit Street Partners CLO, Ltd., Series 2019-19, Class BR, (3-month USD CME Term SOFR + 1.60%) 6.256% 1/15/2033[4,6,8]	5,727	5,738

American Balanced Fund	54

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.817% 7/20/2035[4,6,8]	USD39,490	$39,756
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.909% 4/26/2031[4,6,12]	18,462	18,483
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[4,8]	17,103	15,632
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[4,8]	2,592	2,355
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[4,8]	4,407	4,418
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030[4,8]	1,235	1,236
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[4,8]	11,358	11,504
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[4,8]	3,023	3,059
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A2, 5.82% 9/15/2026[4]	672	673
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[4]	7,475	7,488
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[4]	3,517	3,520
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[4]	11,027	11,092
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[4]	9,605	9,657
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[4]	2,847	2,866
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028[4]	6,448	6,452
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028[4]	6,126	6,171
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[4]	2,220	2,246
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[4]	9,797	9,884
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[4]	7,401	7,393
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030[4]	11,925	11,877
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[4,8]	23,720	23,470
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[4]	4,513	4,531
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[4,8]	23,076	23,241
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.881% 4/30/2031[4,6,8]	243	243
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[4]	1,118	1,119
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[4]	811	804
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[4]	16,464	16,548
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[4]	794	787
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[4]	37,004	37,236
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[4]	7,157	7,200
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[4]	4,489	4,567
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027[4,8]	3,832	3,850
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[4,8]	2,542	2,557
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028[4,8]	8,430	8,503
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[4,8]	4,797	4,857
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[4]	567	546
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[4]	4,051	3,933
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029[4,8]	5,408	5,477
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[4,8]	41,753	37,211
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[4,8]	16,955	14,953
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[4,8]	3,873	3,662
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 5.849% 7/27/2030[4,6,8]	2,201	2,201
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[4,8]	96,667	94,473
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[4,8]	19,862	17,856
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[4,8]	15,185	14,728
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[4,8]	1,579	1,368
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[4,8]	43,915	41,657
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[4,8]	7,528	7,026

55	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[4,8]	USD53,198	$53,224
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062[4,8]	43,496	43,329
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[4,8]	14,704	14,769
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[4,8]	20,265	20,348
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[4,8]	20,812	20,926
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027[4,8]	13,350	13,337
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029[4,8]	29,108	29,574
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[4,8]	35,542	35,749
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[4,8]	19,285	19,504
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[4,8]	4,764	4,836
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036[4,8]	12,482	12,623
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[4,8]	1,864	1,869
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[4,8]	22,863	23,180
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[4,8]	6,962	6,940
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[4,8]	19,088	17,507
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[4,8]	18,793	17,249
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[4,8]	26,243	24,146
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[4,8]	21,008	19,007
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[4,8]	1,504	1,358
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[4,8]	721	724
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[4]	16,549	16,646
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[4,8]	2,396	2,400
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[4,8]	343	342
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[4,8]	2,998	3,010
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[4,8]	2,337	2,342
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027[4,8]	3,203	3,213
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028[4,8]	6,770	6,809
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[4,8]	743	749
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[4,8]	10,474	10,457
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[4,8]	3,027	3,061
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029[4,8]	2,951	2,944
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[4,8]	1,097	1,106
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[4,8]	394	400
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030[4,8]	5,048	5,111
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[4,8]	7,777	7,917
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[4,8]	14,526	14,654
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[4,8]	6,906	6,994
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[4]	9,444	9,473
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[4]	30,293	30,697
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030[4,8]	6,096	6,098
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[4,8]	5,461	5,495
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[4,8]	8,835	8,963
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031[4,8]	1,929	1,961
Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.83% 12/15/2026[4]	4,426	4,431
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[4]	5,007	5,028
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[4]	7,110	7,092
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[4]	5,442	5,393
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[4]	8,538	8,604
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[4]	6,146	6,182
DriveTime Auto Owner Trust, Series 2020-3A, Class D, 1.84% 6/15/2026[4,8]	461	460
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[4,8]	1,008	1,000
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[4,8]	1,959	1,939
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[4,8]	1,858	1,860
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[4,8]	2,240	2,248
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 5.898% 4/15/2028[4,6,8]	7,571	7,571
Dryden Senior Loan Fund, CLO, Series 2015-38, Class ARR, (3-month USD CME Term SOFR + 1.15%) 5.806% 7/15/2030[4,6,8]	12,131	12,150
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.736% 10/15/2030[4,6,8]	18,002	18,027
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.018% 1/15/2031[4,6,8]	4,635	4,641
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.888% 4/15/2031[4,6,8]	3,039	3,043
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[4,8]	5,172	4,719
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[4,8]	4,023	4,058

American Balanced Fund	56

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[4,8]	USD23,991	$24,174
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[4,8]	8,057	8,070
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[4,8]	3,673	3,662
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[4,8]	7,766	7,718
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[4,8]	9,403	9,389
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[4,8]	15,717	15,829
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[4,8]	7,904	7,964
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[4,8]	4,751	4,806
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030[4,8]	6,047	6,204
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[4,8]	43,810	43,923
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032[4,8]	2,372	2,377
Exeter Automobile Receivables Trust, Series 2024-1, Class A2, 5.53% 10/15/2026[4]	3,529	3,531
Exeter Automobile Receivables Trust, Series 24-3A, Class A2, 5.82% 2/15/2027[4]	5,296	5,310
Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.32% 3/15/2027[4]	3,476	3,485
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[4]	14,717	14,372
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[4]	2,435	2,441
Exeter Automobile Receivables Trust, Series 2024-5, Class A3, 4.45% 3/15/2028[4]	6,875	6,864
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028[4]	11,191	11,254
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[4]	2,138	2,166
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[4]	5,159	5,142
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[4]	5,825	5,857
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[4]	6,640	6,642
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029[4]	6,250	6,217
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029[4]	3,884	3,987
Exeter Automobile Receivables Trust, Series 2024-3, Class C, 5.70% 7/16/2029[4]	7,232	7,329
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030[4]	9,082	9,003
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[4]	6,028	6,080
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[4]	9,760	9,848
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030[4]	8,067	8,120
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030[4]	7,612	7,661
Exeter Automobile Receivables Trust, Series 2024-3, Class D, 5.98% 9/16/2030[4]	9,492	9,604
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[4]	13,416	13,540
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031[4]	9,878	9,690
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028[4,8]	12,516	12,672
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[4]	22,257	22,481
FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.339% 9/17/2025[4,8]	20,301	19,890
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[4,8]	39,525	38,538
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[4,8]	17,128	16,306
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[4,8]	24,195	23,719
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[4,8]	5,639	5,679
Flagship Credit Auto Trust, Series 2024-1, Class B, 5.63% 4/16/2029[4,8]	5,851	5,919
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[4,8]	1,955	1,984
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[4,8]	990	976
Flagship Credit Auto Trust, Series 2024-1, Class C, 5.79% 2/15/2030[4,8]	5,000	5,066
Flatiron CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.212%) 5.859% 4/17/2031[4,6,8]	785	786
Flatiron CLO, Ltd., Series 2024-1, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.645% 7/15/2036[4,6,8]	15,864	15,929
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[4]	572	572
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[4]	10,741	10,797
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[4]	1,989	2,003
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[4,8]	80,360	80,315
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[4,8]	116,685	116,313
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29% 8/15/2031[4,8]	2,574	2,566
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[4,8]	26,615	27,129
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[4,6,8]	61,000	61,183
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[4,8]	13,105	12,986
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.522% 10/20/2032[4,6,8]	14,040	14,040
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[4,8]	13,582	12,546
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[4,8]	1,871	1,737
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[4,8]	3,076	2,771
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[4,8]	8,617	8,294
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[4,8]	42,056	39,638
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[4,8]	1,098	1,045
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[4,8]	59,925	56,599

57	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[4,8]	USD61,387	$56,062
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[4,8]	70,261	64,630
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[4,8]	4,549	4,144
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[4,8]	2,389	2,394
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[4,8]	876	877
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[4,8]	6,270	6,291
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[4,8]	2,976	3,004
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028[4,8]	2,763	2,765
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[4,8]	7,143	7,190
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028[4,8]	8,588	8,710
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029[4,8]	6,394	6,425
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029[4,8]	8,920	8,906
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[4,8]	2,414	2,451
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[4,8]	2,182	2,226
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[4,8]	5,212	5,266
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[4,8]	3,347	3,386
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030[4,8]	11,932	12,185
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030[4,8]	11,421	11,386
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030[4,8]	13,143	13,100
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031[4,8]	5,987	6,011
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028[4,8]	8,365	8,467
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[4,8]	7,991	7,961
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[4,8]	6,767	6,803
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[4,8]	9,678	9,790
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[4]	15,007	15,089
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[4,8]	22,705	23,439
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[4,8]	38,047	39,476
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[4,8]	61,215	60,586
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[4]	9,490	9,543
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[4,8]	17,626	17,836
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029[4,8]	8,150	8,240
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.167% 4/20/2033[4,6,8]	9,610	9,616
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class C, (3-month USD CME Term SOFR + 2.30%) 6.917% 4/20/2033[4,6,8]	6,983	6,994
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[4,8]	20,434	20,610
GreatAmerica Leasing Receivables Funding, LLC, Series 24-2, Class A4, 5.02% 5/15/2031[4,8]	17,190	17,343
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/28/2031[4,6,8]	3,499	3,502
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.667% 1/20/2031[4,6,8]	6,140	6,156
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[4,8,13]	60,174	60,174
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[4,8]	32,246	32,002
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[4,8]	5,327	5,284
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[4,8]	3,260	3,235
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[4,8]	42,910	42,685
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[4,8]	1,679	1,690
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[4,8]	49,550	46,592
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028[4,8]	8,792	8,222
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[4,8]	5,075	4,733
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[4,8]	22,138	21,459
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[4,8]	12,400	12,499
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[4,8]	38,595	39,754
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[4,8]	111,172	104,437
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[4,8]	14,511	13,669
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[4,8]	7,776	7,324
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[4,8]	3,101	3,154
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[4,8]	30,334	30,560
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[4]	7,309	7,323
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[4]	5,149	5,167
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[4,8]	31,061	30,175

American Balanced Fund	58

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031[4,8]	USD2,565	$2,592
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031[4,8]	7,453	7,532
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[4,8]	3,028	3,048
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[4]	13,551	13,659
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041[4,8]	5,767	5,403
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.817% 4/20/2032[4,6,8]	13,536	13,550
Jamestown CLO, Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 6.267% 4/20/2032[4,6,8]	15,000	15,009
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 6.467% 4/20/2032[4,6,8]	7,652	7,664
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[4]	12,300	12,402
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.867% 7/20/2036[4,6,8]	14,946	14,972
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.098% 1/15/2031[4,6,8]	1,517	1,519
KKR Financial CLO, Ltd., Series 38, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.976% 4/15/2033[4,6,8]	16,000	16,015
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[4,8]	90	90
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[4,8]	880	882
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[4,8]	6,763	6,780
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027[4,8]	9,906	9,912
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[4,8]	16,590	16,719
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[4,8]	1,766	1,774
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[4,8]	14,930	15,010
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[4,8]	19,645	19,867
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[4,8]	7,194	7,164
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029[4,8]	2,219	2,199
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.989% 7/16/2031[4,6,8]	16,824	16,841
Madison Park Funding, Ltd., Series 2016-22, Class A1R, (3-month USD CME Term SOFR + 1.522%) 6.178% 1/15/2033[4,6,8]	6,400	6,400
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.849% 7/27/2031[4,6,8]	1,151	1,153
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.906% 7/15/2036[4,6,8]	13,393	13,393
Marathon CLO, Ltd., Series 19-2A, Class A1AR, (3-month USD CME Term SOFR + 1.38%) 5.997% 1/20/2033[4,6,8]	2,500	2,503
Marble Point CLO XII, Ltd., Series 2018-1A, Class A, (3-month USD CME Term SOFR + 1.272%) 5.919% 7/16/2031[4,6,8]	4,961	4,974
Marble Point CLO, Ltd., Series 2018-2, Class A12R, (3-month USD CME Term SOFR + 1.20%) 5.817% 1/20/2032[4,6,8]	24,818	24,856
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.531% 7/23/2032[4,6,8]	29,542	29,715
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[4]	4,770	4,829
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[4,8]	13,880	14,050
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[4,8]	5,814	5,873
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[4,8]	15,637	15,731
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[4,8]	3,233	3,253
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[4,8]	2,595	2,611
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[4,8]	20,951	18,697
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[4,8]	21,469	18,975
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[4,8]	57,285	52,720
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[4,8]	42,271	38,867
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[4,8]	23,822	22,054
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[4,8]	40,504	37,536
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[4,8]	230,961	213,165
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061[4,8]	3,958	3,560
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.857% 7/25/2030[4,6,8]	15,474	15,492
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[4]	366	366
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[4]	8,539	8,679
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[4,8]	13,812	13,848
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/20/2031[4,6,8]	11,790	11,790

59	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.869% 4/16/2031[4,6,12]	USD1,700	$1,704
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[4,8]	6,822	7,009
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[4,8]	12,238	12,369
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.679% 7/20/2029[4,6,8]	612	612
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.718% 10/15/2029[4,6,8]	23,999	24,032
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.318% 10/15/2029[4,6,8]	44,195	44,265
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.635% 7/24/2031[4,6,8]	5,751	5,753
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[4,6,8]	47,390	47,390
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.90% 1/15/2033[4,6,8]	21,286	21,292
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 6.15% 1/15/2033[4,6,8]	6,000	6,000
Palmer Square Loan Funding, Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 5.756% 4/15/2031[4,6,8]	11,155	11,160
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[4,8]	5,491	5,481
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[4,8]	16,518	16,675
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[4,8]	3,805	3,760
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[4,8]	2,116	2,112
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[4,8]	1,294	1,292
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.748% 8/16/2027[4,6,8]	11,885	11,934
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 5.247% 1/15/2028[4,6,8]	14,516	14,573
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 5.398% 4/17/2028[4,6,8]	15,000	15,064
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[4,8]	36,810	37,136
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/16/2029[4,8]	9,986	10,129
Pg&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033[4]	17,282	17,166
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[4]	13,836	13,012
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[4,8]	8,117	8,172
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.097% 9/15/2039[4,6,8]	4,484	4,500
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[4,8]	13,886	13,641
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027[4,8]	12,742	12,774
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027[4,8]	6,547	6,535
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[4,8]	19,855	19,890
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030[4,8]	4,938	4,906
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[4,8]	2,261	2,276
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029[4,8]	3,815	3,792
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029[4,8]	2,983	3,020
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[4,8]	1,690	1,716
Prosper Marketplace Issuance Trust, Series 2024-1, Class A, 6.12% 8/15/2029[4,8]	1,326	1,330
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.858% 10/15/2030[4,6,8]	22,169	22,179
RAD CLO, Ltd., Series 2020-7, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.997% 4/17/2036[4,6,8]	15,000	15,043
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[4,8]	2,628	2,641
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 5.726% 10/25/2031[4,6,8]	21,663	21,662
Regatta XIV Funding, Ltd., CLO, Series 18-3A, Class CR, (3-month USD CME Term SOFR + 1.80%) 6.426% 10/25/2031[4,6,8]	3,857	3,868
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[4,8]	3,454	3,457
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[4,8]	7,592	7,629
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 6.006% 7/15/2037[4,6,8]	12,963	13,002
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[4]	4,152	4,159
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[4]	1,504	1,506
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[4]	2,332	2,331
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[4]	1,532	1,533

American Balanced Fund	60

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[4]	USD3,987	$3,949
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[4]	9,070	9,098
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[4]	5,186	5,118
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[4]	18,106	18,164
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[4]	13,382	13,422
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[4]	2,751	2,769
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[4]	4,391	4,411
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[4]	13,726	13,817
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[4]	7,026	7,101
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028[4]	14,146	14,299
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[4]	5,506	5,505
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028[4]	5,797	5,793
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[4]	22,393	22,612
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[4]	20,096	20,382
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[4]	37,753	37,874
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029[4]	6,102	6,180
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[4]	12,138	12,344
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029[4]	8,547	8,578
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[4]	1,407	1,418
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030[4]	9,491	9,467
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[4]	10,034	10,206
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031[4]	6,376	6,335
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031[4]	13,412	13,302
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032[4]	12,336	12,227
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 5.917% 4/20/2033[4,6,8]	26,511	26,541
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[4,8]	7,366	7,378
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[4,8]	26,356	26,509
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[4,8]	3,073	3,088
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[4,8]	10,635	10,772
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[4,8]	3,902	3,902
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[4,8]	6,093	6,146
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[4,8]	1,683	1,687
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[4,8]	41,521	41,578
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[4,8]	19,239	19,418
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[4,8]	2,222	2,268
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030[4,8]	12,902	12,892
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[4,8]	3,535	3,619
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[4,8]	32,091	31,538
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[4,8]	17,964	16,344
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[4,8]	3,307	2,999
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[4,8]	6,421	6,514
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 5.242% 1/15/2053[4,6,8]	12,680	12,527
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[4,8]	31,431	28,753
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 5.998% 4/15/2030[4,6,8]	732	732
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 5.859% 10/20/2030[4,6,8]	4,522	4,530
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029[4,8]	6,614	6,637
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[4,8]	29,225	27,973
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[4,8]	25,421	24,441
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[4,8]	12,752	12,234
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[4,8]	8,628	8,261
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[4,8]	20,751	20,252
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[4,8]	24,498	23,876
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054[4,8]	37,392	37,898
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054[4,8]	37,392	38,109
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[4,8]	14,897	14,287
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.037% 4/20/2036[4,6,8]	20,000	20,005

61	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 5.717% 10/25/2029[4,6,8]	USD1,445	$1,446
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[4]	33,163	33,639
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[4,8]	32,108	29,867
Teachers Insurance and Annuity Association of AME, CLO, Series 17-2A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.059% 1/16/2031[4,6,8]	388	388
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[4,8]	12,057	11,487
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[4,8]	21,323	19,755
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[4,8]	1,509	1,403
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[4,8]	2,183	2,045
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[4,8]	26,144	23,677
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[4,8]	1,125	1,018
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[4,8]	53,591	48,994
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[4,8]	13,888	12,856
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[4,8]	11,484	10,168
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[4,8]	417	370
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049[4,8]	536	535
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[4,8]	25,463	25,658
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[4,8]	38,148	37,654
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[4]	20,414	20,580
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[4]	7,901	7,989
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 6.326% 1/25/2036[4,6,8]	16,000	16,026
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.817% 1/20/2032[4,6,8]	27,390	27,439
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 6.317% 1/20/2032[4,6,8]	9,000	9,002
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.996% 4/25/2033[4,6,8]	12,207	12,216
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[4,8]	101,232	92,163
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[4,8]	2,642	2,467
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[4,8]	30,390	27,089
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[4,8]	1,109	990
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.712% 1/20/2037[4,6,8]	72,350	72,349
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 5.775% 9/7/2030[4,6,8]	3,097	3,099
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 5.964% 7/18/2031[4,6,8]	15,758	15,774
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[4,8]	8,091	8,195
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[4]	41,651	41,685
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[4]	27,148	27,297
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[4,9]	77,422	77,476
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[4]	42,675	43,433
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[4,8]	44,216	44,382
Verizon Master Trust., Series 24-5, Class A, 5.00% 6/21/2032[4,8]	8,341	8,441
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.856% 10/15/2031[4,6,8]	20,465	20,500
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 6.456% 10/15/2031[4,6,8]	6,957	6,965
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[4,8]	1,263	1,267
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[4,8]	2,244	2,265
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030[4,8]	2,590	2,624
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.059% 1/17/2031[4,6,8]	1,497	1,497
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[4,8]	1,535	1,535
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[4,8]	8,149	8,074
Westlake Automobile Receivables Trust, Series 2023-4, Class A2, 6.23% 1/15/2027[4,8]	4,301	4,319
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[4,8]	15,174	15,215
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[4,8]	7,472	7,409
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[4,8]	3,469	3,493
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[4,8]	42,000	42,296
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,8]	19,213	19,236
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[4,8]	2,834	2,844
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[4,8]	12,741	12,743
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[4,8]	5,491	5,540

American Balanced Fund	62

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[4,8]	USD10,243	$10,352
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[4,8]	9,545	9,696
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[4,8]	4,187	4,237
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[4,8]	5,314	5,457
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[4,8]	5,627	5,734
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029[4,8]	28,358	28,316
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029[4,8]	16,701	16,666
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030[4,8]	7,827	7,930
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030[4,8]	17,000	17,203
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030[4,8]	18,000	17,895
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030[4,8]	6,004	6,076
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[4,8]	5,364	5,408
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039[4,8]	25,934	26,241
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[4,8]	29,290	29,345
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[4,8]	19,228	19,220
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.817% 10/20/2030[4,6,8]	16,697	16,696
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 6.417% 10/20/2030[4,6,8]	17,000	17,027
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[4,8]	6,474	6,489
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[4]	39,226	39,451
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[4]	8,090	8,229
World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43% 12/17/2029[4]	10,742	10,712
World Omni Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[4]	17,912	17,988
World Omni Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030[4]	18,199	18,300
		7,390,781
Bonds & notes of governments & government agencies outside the U.S. 0.42%
British Columbia (Province of) 4.20% 7/6/2033	2,030	1,936
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[8]	18,000	17,464
Chile (Republic of) 4.85% 1/22/2029	18,265	18,106
Chile (Republic of) 3.10% 1/22/2061	15,816	9,361
Colombia (Republic of) 4.50% 1/28/2026	13,645	13,505
Colombia (Republic of) 7.50% 2/2/2034	2,451	2,418
Colombia (Republic of) 8.00% 11/14/2035	39,549	39,865
CPPIB Capital, Inc. 0.875% 9/9/2026[8]	17,827	16,801
CPPIB Capital, Inc. 2.75% 11/2/2027[8]	23,770	22,695
Development Bank of Japan, Inc. 1.25% 10/20/2026[8]	18,000	16,984
Development Bank of Japan, Inc. 1.75% 10/20/2031[8]	12,582	10,398
European Investment Bank 0.75% 10/26/2026	19,007	17,843
European Investment Bank 0.625% 10/21/2027	7,655	6,916
European Stability Mechanism 0.375% 9/10/2025[8]	23,570	22,925
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR29,410	31,989
Greece (Hellenic Republic of) 4.25% 6/15/2033	44,120	49,436
Greece (Hellenic Republic of) 3.375% 6/15/2034	68,280	71,566
Hungary (Republic of) 2.125% 9/22/2031[8]	USD14,164	11,253
Hungary (Republic of) 3.125% 9/21/2051[8]	17,678	10,397
Hydro-Quebec 9.50% 11/15/2030	22,230	26,965
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY800,000	5,070
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	2,700,000	17,012
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	USD3,000	2,992
International Bank for Reconstruction and Development 0.75% 11/24/2027	9,000	8,129
International Development Assn. 0.375% 9/23/2025[8]	19,410	18,848
Japan Bank for International Cooperation 1.25% 1/21/2031	27,682	22,697
Landwirtschaftliche Rentenbank 0.875% 9/3/2030	13,390	10,986
OMERS Finance Trust 1.10% 3/26/2026[8]	26,770	25,660
OMERS Finance Trust 3.50% 4/19/2032[8]	33,621	30,555
OMERS Finance Trust 4.00% 4/19/2052[8]	33,621	26,135
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[8]	18,000	17,414
Panama (Republic of) 7.50% 3/1/2031	8,035	8,160
Panama (Republic of) 2.252% 9/29/2032	19,671	13,798
Panama (Republic of) 8.00% 3/1/2038	6,060	6,090
Panama (Republic of) 4.50% 1/19/2063	3,874	2,281

63	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Peru (Republic of) 1.862% 12/1/2032	USD40,334	$30,603
	Peru (Republic of) 5.875% 8/8/2054	8,925	8,535
	Peru (Republic of) 2.78% 12/1/2060	40,618	21,503
	Philippines (Republic of) 6.375% 10/23/2034	19,260	20,742
	Qatar (State of) 4.00% 3/14/2029[8]	7,101	6,923
	Qatar (State of) 4.817% 3/14/2049[8]	7,101	6,428
	Quebec Canada (Province of) 2.75% 4/12/2027	23,200	22,307
	Saskatchewan (Province of) 3.25% 6/8/2027	19,319	18,739
	Saudi Arabia (Kingdom of) 4.75% 1/18/2028[8]	4,883	4,856
	Saudi Arabia (Kingdom of) 4.875% 7/18/2033[8]	310	301
	United Mexican States 2.659% 5/24/2031	23,299	18,962
	United Mexican States 3.50% 2/12/2034	9,008	7,189
	United Mexican States 6.00% 5/7/2036	170,510	160,882
	United Mexican States 6.338% 5/4/2053	6,235	5,571
	United Mexican States 3.771% 5/24/2061	13,292	7,572
			975,763
Municipals 0.27%
California 0.04%
	Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 11/1/2052	7,980	5,247
	Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 11/1/2052	11,515	7,682
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	1,730	1,671
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	2,395	2,262
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 2.746% 6/1/2034	2,265	1,908
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	5,365	4,426
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A, 3.115% 6/1/2038	25,195	20,129
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	8,055	6,216
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 3.293% 6/1/2042	4,015	3,024
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 3.00% 6/1/2046	390	362
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	5,000	4,936
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	5,019
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,498
	Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	13,935
	Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 5/15/2041	2,690	1,936
	Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 5/15/2051	11,320	7,958
			92,209

Florida 0.04%
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	10,760	10,582
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	44,105	40,909
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	43,308	37,361
			88,852

Illinois 0.10%
	G.O. Bonds, Series 2019-A, 4.50% 4/1/2025	325	325
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	212,678	209,815
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	28,736	28,461
	G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	5,254	5,450
			244,051

American Balanced Fund	64

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)

Massachusetts 0.02%
	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	USD55,970	$56,665

Michigan 0.00%
	Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 8/15/2122	10,670	7,874
	Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 4/1/2052	6,660	4,913
			12,787

New York 0.01%
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	8,915	8,587
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	5,635	5,176
			13,763

Ohio 0.02%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	50,660	44,773

South Dakota 0.00%
	Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045	160	160

Wisconsin 0.04%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	94,115	89,399
	Total municipals		642,659
Federal agency bonds & notes 0.05%
	Fannie Mae 0.375% 8/25/2025[5]	16,060	15,665
	Fannie Mae 0.75% 10/8/2027[5]	11,330	10,319
	Fannie Mae 0.875% 8/5/2030	17,097	14,119
	Federal Farm Credit Banks 1.75% 2/14/2025	13,983	13,940
	Federal Home Loan Bank 5.50% 7/15/2036	600	636
	Korea Gas Corp. 5.00% 7/8/2029[8]	4,334	4,342
	Korea Housing Finance Corp. 4.625% 2/24/2028[8]	19,870	19,710
	Tennessee Valley Authority 4.375% 8/1/2034	36,227	35,039
			113,770
	Total bonds, notes & other debt instruments (cost: $69,803,417,000)		67,675,509
Investment funds 2.72%		Shares
	Capital Group Central Corporate Bond Fund[2]	776,250,959	6,435,120
	Total Investment funds (cost: $7,554,672,000)		6,435,120
Short-term securities 4.96%
Money market investments 4.91%
	Capital Group Central Cash Fund 4.50%[2,14]	115,931,759	11,595,494

Money market investments purchased with collateral from securities on loan 0.04%
	BlackRock Liquidity Funds – FedFund, Institutional Shares 4.37%[14,15]	16,300,000	16,300
	Capital Group Central Cash Fund 4.50%[2,14,15]	134,618	13,465
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.42%[14,15]	12,767,092	12,767

65	American Balanced Fund

Short-term securities (continued)		Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.43%[14,15]		10,300,000	$10,300
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[14,15]		8,600,000	8,600
Fidelity Investments Money Market Government Portfolio, Class I 4.38%[14,15]		7,700,000	7,700
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.36%[14,15]		7,700,000	7,700
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.34%[14,15]		6,800,000	6,800
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.38%[14,15]		2,500,000	2,500
			86,132
	Coupon rate	Principal amount (000)
Interest bearing bills & notes 0.01%
Pacific Gas and Electric Co. (USD-SOFR + 0.95%) 9/4/2025[6]	5.590%	USD20,000	20,044
Total short-term securities (cost: $11,699,703,000)			11,701,670
Total investment securities 101.08% (cost: $170,469,592,000)			238,623,501
Other assets less liabilities (1.08)%			(2,553,976)
Net assets 100.00%			$236,069,525
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Day Federal Funds Futures	Long	2,809	3/3/2025	USD1,120,120	$406
3 Month SOFR Futures	Long	4,035	6/18/2025	966,635	(3,871)
3 Month SOFR Futures	Long	14,432	3/18/2026	3,465,664	2,137
3 Month SOFR Futures	Short	2,904	6/17/2026	(697,432)	4,553
2 Year U.S. Treasury Note Futures	Long	30,047	4/3/2025	6,177,945	(2,856)
5 Year U.S. Treasury Note Futures	Long	61,905	4/3/2025	6,580,792	(51,342)
10 Year Ultra U.S. Treasury Note Futures	Long	14,649	3/31/2025	1,630,617	(32,500)
10 Year U.S. Treasury Note Futures	Long	8,397	3/31/2025	913,174	(15,113)
20 Year U.S. Treasury Note Futures	Long	4,607	3/31/2025	524,478	(16,258)
30 Year Ultra U.S. Treasury Bond Futures	Long	21,969	3/31/2025	2,612,251	(128,475)
					$(243,319)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	3,789	EUR	3,610	Citibank	1/13/2025	$48
USD	3,226	EUR	3,070	Morgan Stanley	1/13/2025	44
USD	20,955	EUR	19,804	Morgan Stanley	1/15/2025	428
USD	75,239	EUR	71,670	Citibank	1/17/2025	949
USD	55,915	EUR	53,130	JPMorgan Chase	1/17/2025	842
USD	42,197	EUR	40,098	Goldman Sachs	1/17/2025	633
USD	33,344	EUR	31,725	Morgan Stanley	1/17/2025	459
USD	32,744	EUR	31,125	Morgan Stanley	1/23/2025	473
USD	60,025	EUR	57,067	Barclays Bank PLC	1/24/2025	854
USD	36,647	JPY	5,618,726	UBS AG	1/24/2025	832

American Balanced Fund	66

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	30,097	EUR	28,665	HSBC Bank	1/24/2025	$375
USD	16,741	EUR	15,960	BNP Paribas	1/24/2025	193
						$6,130
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.336%	Annual	U.S. EFFR	Annual	1/29/2025	USD22,126,100	$6	$—	$6
U.S. EFFR	Annual	0.10625%	Annual	7/8/2025	301,000	6,375	—	6,375
4.2035%	Annual	SOFR	Annual	1/10/2026	174,359	51	—	51
4.184%	Annual	SOFR	Annual	1/10/2026	174,359	17	—	17
4.2045%	Annual	SOFR	Annual	1/10/2026	45,883	14	—	14
4.27%	Annual	SOFR	Annual	2/16/2026	479,018	542	—	542
4.265%	Annual	SOFR	Annual	2/16/2026	237,725	256	—	256
4.3035%	Annual	SOFR	Annual	2/17/2026	142,700	214	—	214
4.2675%	Annual	SOFR	Annual	2/17/2026	137,752	152	—	152
4.3005%	Annual	SOFR	Annual	2/17/2026	98,960	145	—	145
4.288%	Annual	SOFR	Annual	2/17/2026	100,530	134	—	134
4.2515%	Annual	SOFR	Annual	2/17/2026	141,314	132	—	132
4.568%	Annual	SOFR	Annual	3/1/2026	1,200,000	5,465	—	5,465
4.56%	Annual	SOFR	Annual	3/1/2026	1,221,100	5,451	—	5,451
4.9005%	Annual	SOFR	Annual	4/17/2026	628,500	5,851	—	5,851
4.815%	Annual	SOFR	Annual	5/6/2026	993,800	8,583	—	8,583
4.723%	Annual	SOFR	Annual	5/7/2026	961,810	7,180	—	7,180
4.659%	Annual	SOFR	Annual	5/17/2026	1,771,000	12,078	—	12,078
4.072%	Annual	SOFR	Annual	11/8/2026	1,463,847	(651)	—	(651)
3.53%	Annual	SOFR	Annual	1/23/2027	328,900	(3,391)	—	(3,391)
3.5405%	Annual	SOFR	Annual	1/23/2027	544,500	(5,504)	—	(5,504)
3.535%	Annual	SOFR	Annual	1/23/2027	589,900	(6,025)	—	(6,025)
3.761%	Annual	SOFR	Annual	2/20/2027	530,200	(2,961)	—	(2,961)
3.7645%	Annual	SOFR	Annual	2/20/2027	1,059,400	(5,846)	—	(5,846)
4.5895%	Annual	SOFR	Annual	5/6/2027	716,265	8,050	—	8,050
3.6475%	Annual	SOFR	Annual	2/27/2028	879,900	(5,645)	—	(5,645)
3.16%	Annual	SOFR	Annual	6/20/2028	161,300	(4,657)	—	(4,657)
SOFR	Annual	3.5485%	Annual	1/29/2030	234,500	5,130	—	5,130
SOFR	Annual	3.529%	Annual	1/29/2030	216,000	4,914	—	4,914
SOFR	Annual	3.528%	Annual	1/29/2030	176,400	4,021	—	4,021
3.18%	Annual	SOFR	Annual	4/17/2030	124,700	(5,107)	—	(5,107)
3.275%	Annual	SOFR	Annual	4/18/2030	124,700	(4,549)	—	(4,549)
3.353%	Annual	SOFR	Annual	4/19/2030	124,700	(4,091)	—	(4,091)
3.342%	Annual	SOFR	Annual	4/19/2030	124,700	(4,156)	—	(4,156)
3.344%	Annual	SOFR	Annual	4/20/2030	124,600	(4,147)	—	(4,147)
3.128%	Annual	SOFR	Annual	4/28/2030	124,700	(5,445)	—	(5,445)
3.285%	Annual	SOFR	Annual	5/1/2030	124,700	(4,518)	—	(4,518)
3.259%	Annual	SOFR	Annual	5/1/2030	124,700	(4,672)	—	(4,672)
3.186%	Annual	SOFR	Annual	5/9/2030	124,700	(5,125)	—	(5,125)
3.215%	Annual	SOFR	Annual	5/10/2030	124,600	(4,951)	—	(4,951)
3.29%	Annual	SOFR	Annual	5/19/2030	149,400	(5,426)	—	(5,426)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	13,686	—	13,686
SOFR	Annual	3.10%	Annual	6/20/2033	86,900	5,954	—	5,954
SOFR	Annual	3.5935%	Annual	1/9/2034	70,175	2,486	—	2,486
SOFR	Annual	3.8055%	Annual	6/18/2034	197,945	4,197	—	4,197
SOFR	Annual	3.01413%	Annual	1/12/2053	70,055	11,174	—	11,174

67	American Balanced Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.02%	Annual	1/12/2053	USD70,100	$11,112	$—	$11,112
SOFR	Annual	2.974%	Annual	4/17/2053	39,200	6,522	—	6,522
SOFR	Annual	3.044%	Annual	4/18/2053	39,500	6,108	—	6,108
SOFR	Annual	3.0875%	Annual	4/19/2053	39,600	5,835	—	5,835
SOFR	Annual	3.1035%	Annual	4/19/2053	39,500	5,714	—	5,714
SOFR	Annual	3.0895%	Annual	4/20/2053	39,600	5,822	—	5,822
SOFR	Annual	2.9405%	Annual	4/28/2053	39,400	6,777	—	6,777
SOFR	Annual	3.0535%	Annual	5/1/2053	79,000	12,091	—	12,091
SOFR	Annual	3.085%	Annual	5/9/2053	39,700	5,866	—	5,866
SOFR	Annual	3.1135%	Annual	5/10/2053	39,800	5,691	—	5,691
SOFR	Annual	3.1605%	Annual	5/19/2053	47,600	6,430	—	6,430
SOFR	Annual	3.6765%	Annual	2/20/2054	95,922	4,472	—	4,472
SOFR	Annual	3.6815%	Annual	2/20/2054	92,100	4,216	—	4,216
SOFR	Annual	3.7205%	Annual	2/21/2054	76,861	3,006	—	3,006
SOFR	Annual	3.6745%	Annual	2/28/2054	86,400	4,054	—	4,054
						$119,107	$—	$119,107
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD4,318,153	$(96,458)	$(97,751)	$1,293
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[16] (000)	Value at 12/31/2024[17] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
ITRAXX.EUR.42	1.00%	Quarterly	12/20/2029	EUR350,000	$7,192	$7,657	$(465)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Common stocks 1.04%
Financials 0.57%
Synchrony Financial	$845,727	$—	$59,596	$13,585	$560,089	$1,359,805	$21,612
Consumer discretionary 0.23%
Aramark	475,255	—	79,397	(4,053)	144,361	536,166	5,846
Materials 0.24%
Royal Gold, Inc.	516,463	—	—	—	46,497	562,960	6,832
Total common stocks						2,458,931

American Balanced Fund	68

Investments in affiliates2 (continued)

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Bonds, notes & other debt instruments 0.02%
Financials 0.02%
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[9]	$—	$35,494	$—	$—	$(119)	$35,375	$718
Synchrony Financial 4.375% 3/19/2024[18]	11,510	—	11,549	—	39	—	110
Synchrony Financial 4.25% 8/15/2024[18]	12,238	—	12,369	—	131	—	320
Synchrony Financial 2.875% 10/28/2031	—	16,733	—	—	682	17,415	961
						52,790
Investment funds 2.73%
Capital Group Central Corporate Bond Fund	6,734,592	420,504	569,972	(67,704)	(82,300)	6,435,120	299,504
Short-term securities 4.92%
Money market investments 4.91%
Capital Group Central Cash Fund 4.50% [14]	17,606,583	34,013,301	40,029,001	3,995	616	11,595,494	902,257
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.50% [14,15]	42,356		28,891 [19]			13,465	— [20]
Total short-term securities						11,608,959
Total 8.71%				$(54,177)	$669,996	$20,555,800	$1,238,160
Restricted securities12

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.909% 4/26/2031[4,6]	9/5/2024	$18,490	$18,483	.01%
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.869% 4/16/2031[4,6]	10/28/2022	1,676	1,704	.00 [21]
Total		$20,166	$20,187	.01%

69	American Balanced Fund

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]
All or a portion of this security was on loan. The total value of all such securities was $83,889,000, which represented .04% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $596,740,000, which represented .25% of the net assets of the fund.
[6]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[7]	Purchased on a TBA basis.
[8]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,902,768,000, which represented 5.47% of the net assets of the fund.

[9]	Step bond; coupon rate may change at a later date.
[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $20,187,000, which represented .01% of the net assets of the fund.

[13]	Value determined using significant unobservable inputs.
[14]	Rate represents the seven-day yield at 12/31/2024.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[18]	Affiliated issuer during the reporting period but no longer held at 12/31/2024.
[19]	Represents net activity. Refer to Note 5 for more information on securities lending.
[20]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[21]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Balanced Fund	70

Financial statements
Statement of assets and liabilities at December 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value (includes $83,889 of investment securities on loan):
Unaffiliated issuers (cost: $149,996,620)	$218,067,701
Affiliated issuers (cost: $20,472,972)	20,555,800	$238,623,501
Cash		84,955
Cash denominated in currencies other than U.S. dollars (cost: $4,264)		4,264
Unrealized appreciation on open forward currency contracts		6,130
Receivables for:
Sales of investments	1,253,681
Sales of fund’s shares	207,682
Dividends and interest	760,907
Securities lending income	157
Variation margin on futures contracts	74
Variation margin on centrally cleared swap contracts	6,273
Other	1	2,228,775
		240,947,625
Liabilities:
Collateral for securities on loan		86,132
Payables for:
Purchases of investments	4,391,886
Repurchases of fund’s shares	247,768
Investment advisory services	43,147
Services provided by related parties	46,162
Trustees’ deferred compensation	6,380
Variation margin on futures contracts	22,774
Variation margin on centrally cleared swap contracts	9,120
Other	24,731	4,791,968
Net assets at December 31, 2024		$236,069,525
Net assets consist of:
Capital paid in on shares of beneficial interest		$164,628,870
Total distributable earnings (accumulated loss)		71,440,655
Net assets at December 31, 2024		$236,069,525

Refer to the notes to financial statements.

71	American Balanced Fund

Financial statements (continued)
Statement of assets and liabilities at December 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (6,878,720 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$109,637,142	3,192,795	$34.34
Class C	8,079,716	237,254	34.06
Class T	13	— *	34.33
Class F-1	4,119,938	120,102	34.30
Class F-2	29,838,538	869,795	34.31
Class F-3	12,585,502	366,723	34.32
Class 529-A	5,816,730	169,777	34.26
Class 529-C	250,565	7,301	34.32
Class 529-E	177,273	5,177	34.24
Class 529-T	19	1	34.34
Class 529-F-1	14	— *	34.21
Class 529-F-2	572,359	16,670	34.33
Class 529-F-3	1,962	57	34.33
Class R-1	206,056	6,058	34.01
Class R-2	1,147,073	33,688	34.05
Class R-2E	159,309	4,665	34.15
Class R-3	2,454,741	71,960	34.11
Class R-4	4,191,080	122,296	34.27
Class R-5E	616,843	17,983	34.30
Class R-5	1,041,680	30,291	34.39
Class R-6	55,172,972	1,606,127	34.35
*
Amount less than one thousand.
Refer to the notes to financial statements.

American Balanced Fund	72

Financial statements (continued)
Statement of operations for the year ended December 31, 2024

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $35,279; also includes $1,236,052 from affiliates)	$3,627,240
Interest (net of non-U.S. taxes of $4; also includes $2,108 from affiliates)	2,707,246
Securities lending income (net of fees)	1,957	$6,336,443
Fees and expenses*:
Investment advisory services	482,803
Distribution services	407,859
Transfer agent services	122,787
Administrative services	68,011
529 plan services	3,667
Reports to shareholders	3,307
Registration statement and prospectus	2,264
Trustees’ compensation	2,109
Auditing and legal	517
Custodian	1,561
Other	291	1,095,176
Net investment income		5,241,267
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $7,640):
Unaffiliated issuers	14,947,500
Affiliated issuers	(54,177)
Futures contracts	231,324
Forward currency contracts	7,012
Swap contracts	(102,504)
Currency transactions	(383)	15,028,772
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $16,242):
Unaffiliated issuers	11,441,614
Affiliated issuers	669,996
Futures contracts	(1,038,314)
Forward currency contracts	6,130
Swap contracts	90,997
Currency translations	(2,439)	11,167,984
Net realized gain (loss) and unrealized appreciation (depreciation)		26,196,756
Net increase (decrease) in net assets resulting from operations		$31,438,023
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

73	American Balanced Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2024	2023

Operations:
Net investment income	$5,241,267	$4,881,297
Net realized gain (loss)	15,028,772	883,302
Net unrealized appreciation (depreciation)	11,167,984	20,650,788
Net increase (decrease) in net assets resulting from operations	31,438,023	26,415,387
Distributions paid to shareholders	(16,284,422)	(5,098,208)
Net capital share transactions	9,589,580	(1,895,047)
Total increase (decrease) in net assets	24,743,181	19,422,132
Net assets:
Beginning of year	211,326,344	191,904,212
End of year	$236,069,525	$211,326,344
Refer to the notes to financial statements.

American Balanced Fund	74

Notes to financial statements
1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

75	American Balanced Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Balanced Fund	76

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of December 31, 2024 (dollars in thousands):

77	American Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$38,158,915	$1,338,859	$—	$39,497,774
Financials	21,310,796	532,124	—	21,842,920
Health care	15,735,340	867,443	—	16,602,783
Industrials	15,560,566	724,135	—	16,284,701
Communication services	16,051,577	43,498	—	16,095,075
Consumer discretionary	12,105,371	134,818	—	12,240,189
Consumer staples	10,268,450	1,671,338	—	11,939,788
Energy	7,011,272	—	—	7,011,272
Materials	4,027,238	309,915	—	4,337,153
Utilities	3,702,006	—	—	3,702,006
Real estate	2,628,190	—	—	2,628,190
Convertible stocks	629,351	—	—	629,351
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	29,342,253	—	29,342,253
Corporate bonds, notes & loans	—	15,516,817	—	15,516,817
U.S. Treasury bonds & notes	—	13,693,466	—	13,693,466
Asset-backed obligations	—	7,330,607	60,174	7,390,781
Bonds & notes of governments & government agencies outside the U.S.	—	975,763	—	975,763
Municipals	—	642,659	—	642,659
Federal agency bonds & notes	—	113,770	—	113,770
Investment funds	6,435,120	—	—	6,435,120
Short-term securities	11,681,626	20,044	—	11,701,670
Total	$165,305,818	$73,257,509	$60,174	$238,623,501

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,096	$—	$—	$7,096
Unrealized appreciation on open forward currency contracts	—	6,130	—	6,130
Unrealized appreciation on centrally cleared interest rate swaps	—	205,974	—	205,974
Unrealized appreciation on centrally cleared credit default swaps	—	1,293	—	1,293
Liabilities:
Unrealized depreciation on futures contracts	(250,415)	—	—	(250,415)
Unrealized depreciation on centrally cleared interest rate swaps	—	(86,867)	—	(86,867)
Unrealized depreciation on centrally cleared credit default swaps	—	(465)	—	(465)
Total	$(243,319)	$126,065	$—	$(117,254)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

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Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

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Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

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The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of December 31, 2024, the total value of securities on loan was $83,889,000, and the total value of collateral received was $87,221,000. Collateral received includes cash of $86,132,000 and U.S. government securities of $1,089,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $41,227,173,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $159,983,000.

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Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $27,796,527,000.

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Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $4,998,314,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$7,096	Unrealized depreciation*	$250,415
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	6,130	Unrealized depreciation on open forward currency contracts	—
Swap (centrally cleared)	Interest	Unrealized appreciation*	205,974	Unrealized depreciation*	86,867
Swap (centrally cleared)	Credit	Unrealized appreciation*	1,293	Unrealized depreciation*	465
			$220,493		$337,747

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$231,324	Net unrealized appreciation (depreciation) on futures contracts	$(1,038,314)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	7,012	Net unrealized appreciation (depreciation) on forward currency contracts	6,130
Swap	Interest	Net realized gain (loss) on swap contracts	(16,610)	Net unrealized appreciation (depreciation) on swap contracts	69,275
Swap	Credit	Net realized gain (loss) on swap contracts	(85,894)	Net unrealized appreciation (depreciation) on swap contracts	21,722
			$135,832		$(941,187)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

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Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Barclays Bank PLC	$854	$ —	$ (712)	$ —	$142
BNP Paribas	193	—	—	(10)	183
Citibank	997	—	—	(670)	327
Goldman Sachs	633	—	—	(540)	93
HSBC Bank	375	—	(320)	—	55
JPMorgan Chase	842	—	—	(650)	192
Morgan Stanley	1,404	—	—	(850)	554
UBS AG	832	—	—	(832)	—
Total	$6,130	$ —	$ (1,032)	$ (3,552)	$1,546
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

American Balanced Fund	84

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2024, the fund recognized $283,000 in EU reclaims (net of $5,000 in fees and the effect of realized gain or loss from currency translations) and $76,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended December 31, 2024, the fund reclassified $681,503,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The fund also utilized capital loss carryforward of $818,978,000.
As of December 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$1,936,497
Undistributed long-term capital gains	1,325,451
Gross unrealized appreciation on investments	74,364,658
Gross unrealized depreciation on investments	(6,162,901)
Net unrealized appreciation (depreciation) on investments	68,201,757
Cost of investments	170,394,584
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$2,190,423	$5,295,497	$7,485,920	$2,326,432	$—	$2,326,432
Class C	106,371	393,077	499,448	142,546	—	142,546
Class T	— *	1	1	— *	—	— *
Class F-1	81,265	199,359	280,624	93,914	—	93,914
Class F-2	646,689	1,443,081	2,089,770	640,170	—	640,170
Class F-3	284,291	608,336	892,627	281,147	—	281,147
Class 529-A	114,830	281,087	395,917	124,256	—	124,256
Class 529-C	3,120	11,970	15,090	4,290	—	4,290
Class 529-E	3,155	8,626	11,781	3,661	—	3,661
Class 529-T	1	1	2	— *	—	— *
Class 529-F-1	— *	1	1	— *	—	— *
Class 529-F-2	12,195	27,352	39,547	11,807	—	11,807
Class 529-F-3	39	94	133	24	—	24
Class R-1	2,651	10,012	12,663	3,168	—	3,168
Class R-2	14,748	55,645	70,393	18,455	—	18,455
Class R-2E	2,474	7,707	10,181	2,714	—	2,714
Class R-3	42,265	120,040	162,305	49,189	—	49,189
Class R-4	84,030	203,105	287,135	97,213	—	97,213
Class R-5E	13,506	29,606	43,112	17,226	—	17,226
Class R-5	23,861	50,355	74,216	26,282	—	26,282
Class R-6	1,255,599	2,657,957	3,913,556	1,255,714	—	1,255,714
Total	$4,881,513	$11,402,909	$16,284,422	$5,098,208	$—	$5,098,208
*
Amount less than one thousand.

85	American Balanced Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.199% on such assets in excess of $233 billion. For the year ended December 31, 2024, the investment advisory services fees were $482,803,000, which were equivalent to an annualized rate of 0.213% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2024, unreimbursed expenses subject to reimbursement totaled $17,987,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

American Balanced Fund	86

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2024, the 529 plan services fees were $3,667,000, which were equivalent to 0.055% of the average daily net assets of each 529 share class.
For the year ended December 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$264,362	$65,491	$31,723	Not applicable
Class C	82,673	5,184	2,489	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	10,095	4,885	1,224	Not applicable
Class F-2	Not applicable	29,590	8,390	Not applicable
Class F-3	Not applicable	137	3,531	Not applicable
Class 529-A	13,201	3,207	1,694	$3,132
Class 529-C	2,569	150	78	144
Class 529-E	887	56	54	99
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	209	157	291
Class 529-F-3	Not applicable	— *	— *	1
Class R-1	2,002	162	60	Not applicable
Class R-2	8,501	3,703	340	Not applicable
Class R-2E	919	299	46	Not applicable
Class R-3	12,188	3,518	732	Not applicable
Class R-4	10,462	4,143	1,256	Not applicable
Class R-5E	Not applicable	929	186	Not applicable
Class R-5	Not applicable	511	310	Not applicable
Class R-6	Not applicable	613	15,741	Not applicable

Total class-specific expenses	$407,859	$122,787	$68,011	$3,667
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $2,109,000 in the fund’s statement of operations reflects $882,000 in current fees (either paid in cash or deferred) and a net increase of $1,227,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $2,072,955,000 and $1,586,238,000, respectively, which generated $413,548,000 of net realized gains from such sales.

87	American Balanced Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2024.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$8,523,280	247,423	$7,381,678	209,979	$(12,370,857)	(358,847)	$3,534,101	98,555
Class C	1,029,548	30,121	496,917	14,226	(2,435,144)	(71,437)	(908,679)	(27,090)
Class T	—	—	—	—	—	—	—	—
Class F-1	363,843	10,602	278,370	7,928	(772,661)	(22,560)	(130,448)	(4,030)
Class F-2	5,848,375	170,024	2,017,818	57,479	(5,140,402)	(149,242)	2,725,791	78,261
Class F-3	2,363,650	68,435	884,532	25,188	(2,134,696)	(61,992)	1,113,486	31,631
Class 529-A	672,615	19,585	395,751	11,283	(956,015)	(27,830)	112,351	3,038
Class 529-C	63,690	1,856	15,079	428	(112,501)	(3,278)	(33,732)	(994)
Class 529-E	20,636	604	11,773	336	(38,946)	(1,131)	(6,537)	(191)
Class 529-T	—	—	1	1	—	—	1	1
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	131,033	3,799	39,532	1,125	(98,323)	(2,853)	72,242	2,071
Class 529-F-3	1,082	31	133	4	(243)	(7)	972	28
Class R-1	26,461	778	12,655	362	(36,672)	(1,071)	2,444	69
Class R-2	169,235	4,965	70,310	2,013	(276,381)	(8,123)	(36,836)	(1,145)
Class R-2E	33,805	995	10,181	291	(38,616)	(1,134)	5,370	152
Class R-3	374,115	10,933	162,133	4,639	(600,820)	(17,572)	(64,572)	(2,000)
Class R-4	460,689	13,400	287,115	8,185	(944,044)	(27,527)	(196,240)	(5,942)
Class R-5E	138,259	4,016	43,054	1,227	(252,789)	(7,530)	(71,476)	(2,287)
Class R-5	160,447	4,665	73,926	2,101	(253,514)	(7,346)	(19,141)	(580)
Class R-6	5,675,070	165,388	3,912,617	111,332	(6,097,205)	(177,562)	3,490,482	99,158
Total net increase (decrease)	$26,055,833	757,620	$16,093,576	458,127	$(32,559,829)	(947,042)	$9,589,580	268,705
Refer to the end of the table for footnotes.

American Balanced Fund	88

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class A	$6,591,076	219,438	$2,289,688	75,128	$(10,785,868)	(359,360)	$(1,905,104)	(64,794)
Class C	788,275	26,467	141,525	4,652	(2,257,374)	(75,936)	(1,327,574)	(44,817)
Class T	—	—	—	—	—	—	—	—
Class F-1	227,612	7,566	93,152	3,062	(779,899)	(25,970)	(459,135)	(15,342)
Class F-2	4,572,860	152,375	616,757	20,275	(4,787,081)	(159,761)	402,536	12,889
Class F-3	1,808,309	60,361	278,907	9,170	(1,946,407)	(64,956)	140,809	4,575
Class 529-A	553,605	18,450	124,206	4,083	(879,561)	(29,200)	(201,750)	(6,667)
Class 529-C	60,577	2,017	4,284	140	(114,131)	(3,798)	(49,270)	(1,641)
Class 529-E	16,426	546	3,660	120	(33,850)	(1,123)	(13,764)	(457)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	91,388	3,036	11,801	388	(83,253)	(2,749)	19,936	675
Class 529-F-3	— †	— †	24	1	(86)	(3)	(62)	(2)
Class R-1	38,167	1,277	3,164	104	(38,722)	(1,294)	2,609	87
Class R-2	166,244	5,585	18,439	606	(262,649)	(8,832)	(77,966)	(2,641)
Class R-2E	33,308	1,110	2,714	89	(32,584)	(1,091)	3,438	108
Class R-3	329,990	11,083	49,141	1,619	(631,937)	(21,251)	(252,806)	(8,549)
Class R-4	368,650	12,321	97,183	3,196	(943,134)	(31,619)	(477,301)	(16,102)
Class R-5E	123,238	4,113	17,224	568	(231,945)	(7,792)	(91,483)	(3,111)
Class R-5	111,171	3,709	26,153	859	(249,976)	(8,308)	(112,652)	(3,740)
Class R-6	5,871,855	195,996	1,254,780	41,212	(4,622,143)	(154,112)	2,504,492	83,096
Total net increase (decrease)	$21,752,751	725,450	$5,032,802	165,272	$(28,680,600)	(957,155)	$(1,895,047)	(66,433)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $261,831,119,000 and $265,153,608,000, respectively, during the year ended December 31, 2024.

89	American Balanced Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets

Class A:
12/31/2024	$31.99	$.77	$4.05	$4.82	$(.72 )	$(1.75)	$(2.47)	$34.34	14.95%	$109,637	.56%	2.24%
12/31/2023	28.76	.72	3.27	3.99	(.76 )	—	(.76 )	31.99	14.01	98,985.57		2.39
12/31/2022	33.47	.64	(4.68)	(4.04)	(.49 )	(.18 )	(.67 )	28.76	(12.11)	90,861.56		2.13
12/31/2021	30.20	.49	4.22	4.71	(.40 )	(1.04)	(1.44)	33.47	15.77	105,787.56		1.50
12/31/2020	28.50	.48	2.53	3.01	(.40 )	(.91 )	(1.31)	30.20	10.85	88,070.58		1.68
Class C:
12/31/2024	31.74	.51	4.02	4.53	(.46 )	(1.75)	(2.21)	34.06	14.08	8,080	1.31	1.49
12/31/2023	28.55	.48	3.24	3.72	(.53 )	—	(.53 )	31.74	13.12	8,391	1.32	1.63
12/31/2022	33.22	.41	(4.64)	(4.23)	(.26 )	(.18 )	(.44 )	28.55	(12.75)	8,825	1.31	1.37
12/31/2021	29.99	.24	4.19	4.43	(.16 )	(1.04)	(1.20)	33.22	14.88	11,401	1.31	.75
12/31/2020	28.30	.27	2.52	2.79	(.19 )	(.91 )	(1.10)	29.99	10.05	10,254	1.32	.95
Class T:
12/31/2024	31.99	.86	4.04	4.90	(.81 )	(1.75)	(2.56)	34.33	15.21 [4]	— [5]	.30 [4]	2.49 [4]
12/31/2023	28.76	.80	3.27	4.07	(.84 )	—	(.84 )	31.99	14.33 [4]	— [5]	.29 [4]	2.66 [4]
12/31/2022	33.48	.71	(4.69)	(3.98)	(.56 )	(.18 )	(.74 )	28.76	(11.91)[4]	— [5]	.31 [4]	2.38 [4]
12/31/2021	30.20	.56	4.24	4.80	(.48 )	(1.04)	(1.52)	33.48	16.08 [4]	— [5]	.32 [4]	1.74 [4]
12/31/2020	28.50	.55	2.53	3.08	(.47 )	(.91 )	(1.38)	30.20	11.15 [4]	— [5]	.33 [4]	1.94 [4]
Class F-1:
12/31/2024	31.96	.75	4.04	4.79	(.70 )	(1.75)	(2.45)	34.30	14.87	4,120.61		2.18
12/31/2023	28.73	.70	3.27	3.97	(.74 )	—	(.74 )	31.96	13.97	3,967.62		2.33
12/31/2022	33.44	.62	(4.68)	(4.06)	(.47 )	(.18 )	(.65 )	28.73	(12.18)	4,008.62		2.07
12/31/2021	30.17	.46	4.23	4.69	(.38 )	(1.04)	(1.42)	33.44	15.71	5,048.62		1.43
12/31/2020	28.47	.47	2.53	3.00	(.39 )	(.91 )	(1.30)	30.17	10.82	5,468.62		1.65
Class F-2:
12/31/2024	31.96	.84	4.05	4.89	(.79 )	(1.75)	(2.54)	34.31	15.20	29,839.35		2.44
12/31/2023	28.74	.78	3.26	4.04	(.82 )	—	(.82 )	31.96	14.23	25,298.36		2.60
12/31/2022	33.44	.70	(4.67)	(3.97)	(.55 )	(.18 )	(.73 )	28.74	(11.91)	22,376.36		2.33
12/31/2021	30.17	.55	4.23	4.78	(.47 )	(1.04)	(1.51)	33.44	16.01	25,875.36		1.71
12/31/2020	28.48	.54	2.52	3.06	(.46 )	(.91 )	(1.37)	30.17	11.07	19,917.36		1.89
Class F-3:
12/31/2024	31.97	.88	4.05	4.93	(.83 )	(1.75)	(2.58)	34.32	15.32	12,585.25		2.55
12/31/2023	28.75	.81	3.26	4.07	(.85 )	—	(.85 )	31.97	14.34	10,713.25		2.71
12/31/2022	33.45	.73	(4.67)	(3.94)	(.58 )	(.18 )	(.76 )	28.75	(11.81)	9,501.25		2.45
12/31/2021	30.18	.59	4.22	4.81	(.50 )	(1.04)	(1.54)	33.45	16.13	10,596.25		1.82
12/31/2020	28.49	.57	2.52	3.09	(.49 )	(.91 )	(1.40)	30.18	11.19	7,602.26		1.99
Class 529-A:
12/31/2024	31.92	.76	4.04	4.80	(.71 )	(1.75)	(2.46)	34.26	14.91	5,817.59		2.20
12/31/2023	28.70	.70	3.26	3.96	(.74 )	—	(.74 )	31.92	13.95	5,323.61		2.35
12/31/2022	33.40	.63	(4.68)	(4.05)	(.47 )	(.18 )	(.65 )	28.70	(12.13)	4,977.60		2.09
12/31/2021	30.14	.47	4.22	4.69	(.39 )	(1.04)	(1.43)	33.40	15.72	5,929.60		1.46
12/31/2020	28.45	.46	2.53	2.99	(.39 )	(.91 )	(1.30)	30.14	10.79	5,163.62		1.64
Refer to the end of the table for footnotes.

American Balanced Fund	90

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class 529-C:
12/31/2024	$31.97	$.50	$4.04	$4.54	$(.44 )	$(1.75)	$(2.19)	$34.32	14.05%	$251	1.35%	1.44%
12/31/2023	28.74	.47	3.27	3.74	(.51 )	—	(.51 )	31.97	13.10	265	1.37	1.58
12/31/2022	33.44	.39	(4.67)	(4.28)	(.24 )	(.18 )	(.42 )	28.74	(12.82)	286	1.36	1.31
12/31/2021	30.17	.23	4.22	4.45	(.14 )	(1.04)	(1.18)	33.44	14.86	390	1.35	.70
12/31/2020	28.46	.27	2.52	2.79	(.17 )	(.91 )	(1.08)	30.17	9.98	405	1.36	.97
Class 529-E:
12/31/2024	31.91	.67	4.04	4.71	(.63 )	(1.75)	(2.38)	34.24	14.62	177.83		1.96
12/31/2023	28.69	.63	3.26	3.89	(.67 )	—	(.67 )	31.91	13.70	171.84		2.12
12/31/2022	33.39	.55	(4.67)	(4.12)	(.40 )	(.18 )	(.58 )	28.69	(12.35)	167.84		1.85
12/31/2021	30.13	.39	4.22	4.61	(.31 )	(1.04)	(1.35)	33.39	15.46	207.83		1.22
12/31/2020	28.43	.40	2.53	2.93	(.32 )	(.91 )	(1.23)	30.13	10.58	195.84		1.42
Class 529-T:
12/31/2024	31.99	.84	4.05	4.89	(.79 )	(1.75)	(2.54)	34.34	15.17 [4]	— [5]	.36 [4]	2.43 [4]
12/31/2023	28.76	.78	3.27	4.05	(.82 )	—	(.82 )	31.99	14.25 [4]	— [5]	.36 [4]	2.60 [4]
12/31/2022	33.47	.70	(4.68)	(3.98)	(.55 )	(.18 )	(.73 )	28.76	(11.91)[4]	— [5]	.35 [4]	2.35 [4]
12/31/2021	30.20	.55	4.22	4.77	(.46 )	(1.04)	(1.50)	33.47	15.97 [4]	— [5]	.38 [4]	1.69 [4]
12/31/2020	28.50	.54	2.53	3.07	(.46 )	(.91 )	(1.37)	30.20	11.10 [4]	— [5]	.37 [4]	1.89 [4]
Class 529-F-1:
12/31/2024	31.88	.81	4.04	4.85	(.77 )	(1.75)	(2.52)	34.21	15.09 [4]	— [5]	.42 [4]	2.37 [4]
12/31/2023	28.67	.75	3.26	4.01	(.80 )	—	(.80 )	31.88	14.15 [4]	— [5]	.44 [4]	2.51 [4]
12/31/2022	33.37	.68	(4.68)	(4.00)	(.52 )	(.18 )	(.70 )	28.67	(12.01)[4]	— [5]	.43 [4]	2.27 [4]
12/31/2021	30.11	.53	4.21	4.74	(.44 )	(1.04)	(1.48)	33.37	15.93 [4]	— [5]	.43 [4]	1.63 [4]
12/31/2020	28.42	.52	2.53	3.05	(.45 )	(.91 )	(1.36)	30.11	11.07 [4]	— [5]	.38 [4]	1.88 [4]
Class 529-F-2:
12/31/2024	31.99	.85	4.04	4.89	(.80 )	(1.75)	(2.55)	34.33	15.20	572.34		2.45
12/31/2023	28.76	.79	3.27	4.06	(.83 )	—	(.83 )	31.99	14.24	467.34		2.62
12/31/2022	33.47	.71	(4.69)	(3.98)	(.55 )	(.18 )	(.73 )	28.76	(11.91)	400.35		2.35
12/31/2021	30.20	.55	4.22	4.77	(.46 )	(1.04)	(1.50)	33.47	15.99	444.36		1.70
12/31/2020[6,7]	28.35	.09	2.65	2.74	(.12 )	(.77 )	(.89 )	30.20	9.67 [8]	336	.06 [8]	.32 [8]
Class 529-F-3:
12/31/2024	31.98	.86	4.05	4.91	(.81 )	(1.75)	(2.56)	34.33	15.25	2.30		2.48
12/31/2023	28.75	.79	3.27	4.06	(.83 )	—	(.83 )	31.98	14.31	1.31		2.65
12/31/2022	33.46	.72	(4.69)	(3.97)	(.56 )	(.18 )	(.74 )	28.75	(11.89)	1.31		2.39
12/31/2021	30.19	.57	4.22	4.79	(.48 )	(1.04)	(1.52)	33.46	16.06	1.31		1.75
12/31/2020[6,7]	28.35	.10	2.63	2.73	(.12 )	(.77 )	(.89 )	30.19	9.66 [8]	1	.05 [8]	.35 [8]
Class R-1:
12/31/2024	31.71	.50	4.01	4.51	(.46 )	(1.75)	(2.21)	34.01	14.06	206	1.32	1.47
12/31/2023	28.52	.48	3.24	3.72	(.53 )	—	(.53 )	31.71	13.13	190	1.33	1.63
12/31/2022	33.19	.41	(4.64)	(4.23)	(.26 )	(.18 )	(.44 )	28.52	(12.76)	168	1.33	1.38
12/31/2021	29.96	.24	4.19	4.43	(.16 )	(1.04)	(1.20)	33.19	14.89	179	1.32	.74
12/31/2020	28.28	.26	2.52	2.78	(.19 )	(.91 )	(1.10)	29.96	10.03	157	1.33	.93
Refer to the end of the table for footnotes.

91	American Balanced Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-2:
12/31/2024	$31.74	$.50	$4.02	$4.52	$(.46 )	$(1.75)	$(2.21)	$34.05	14.08%	$1,147	1.32%	1.47%
12/31/2023	28.55	.48	3.24	3.72	(.53 )	—	(.53 )	31.74	13.11	1,106	1.33	1.63
12/31/2022	33.22	.40	(4.64)	(4.24)	(.25 )	(.18 )	(.43 )	28.55	(12.78)	1,070	1.34	1.34
12/31/2021	29.99	.23	4.19	4.42	(.15 )	(1.04)	(1.19)	33.22	14.86	1,327	1.33	.73
12/31/2020	28.30	.26	2.53	2.79	(.19 )	(.91 )	(1.10)	29.99	10.03	1,201	1.34	.93
Class R-2E:
12/31/2024	31.83	.60	4.03	4.63	(.56 )	(1.75)	(2.31)	34.15	14.39	159	1.04	1.75
12/31/2023	28.63	.57	3.24	3.81	(.61 )	—	(.61 )	31.83	13.43	144	1.05	1.91
12/31/2022	33.31	.49	(4.66)	(4.17)	(.33 )	(.18 )	(.51 )	28.63	(12.53)	126	1.06	1.63
12/31/2021	30.06	.33	4.20	4.53	(.24 )	(1.04)	(1.28)	33.31	15.21	156	1.05	1.01
12/31/2020	28.37	.34	2.53	2.87	(.27 )	(.91 )	(1.18)	30.06	10.34	136	1.05	1.21
Class R-3:
12/31/2024	31.79	.65	4.03	4.68	(.61 )	(1.75)	(2.36)	34.11	14.57	2,455.89		1.90
12/31/2023	28.59	.61	3.25	3.86	(.66 )	—	(.66 )	31.79	13.61	2,351.90		2.06
12/31/2022	33.28	.53	(4.66)	(4.13)	(.38 )	(.18 )	(.56 )	28.59	(12.40)	2,359.90		1.78
12/31/2021	30.03	.37	4.21	4.58	(.29 )	(1.04)	(1.33)	33.28	15.36	2,947.90		1.16
12/31/2020	28.34	.38	2.53	2.91	(.31 )	(.91 )	(1.22)	30.03	10.51	2,910.90		1.36
Class R-4:
12/31/2024	31.93	.76	4.04	4.80	(.71 )	(1.75)	(2.46)	34.27	14.91	4,191.60		2.20
12/31/2023	28.71	.70	3.27	3.97	(.75 )	—	(.75 )	31.93	13.96	4,094.60		2.35
12/31/2022	33.41	.62	(4.67)	(4.05)	(.47 )	(.18 )	(.65 )	28.71	(12.14)	4,144.60		2.08
12/31/2021	30.14	.46	4.23	4.69	(.38 )	(1.04)	(1.42)	33.41	15.72	5,418.60		1.43
12/31/2020	28.44	.47	2.53	3.00	(.39 )	(.91 )	(1.30)	30.14	10.85	6,666.60		1.66
Class R-5E:
12/31/2024	31.96	.82	4.05	4.87	(.78 )	(1.75)	(2.53)	34.30	15.11	617.40		2.40
12/31/2023	28.73	.77	3.27	4.04	(.81 )	—	(.81 )	31.96	14.21	648.40		2.55
12/31/2022	33.44	.69	(4.69)	(4.00)	(.53 )	(.18 )	(.71 )	28.73	(11.98)	672.41		2.30
12/31/2021	30.17	.54	4.22	4.76	(.45 )	(1.04)	(1.49)	33.44	15.97	682.40		1.67
12/31/2020	28.47	.53	2.53	3.06	(.45 )	(.91 )	(1.36)	30.17	11.08	583.40		1.86
Class R-5:
12/31/2024	32.03	.86	4.06	4.92	(.81 )	(1.75)	(2.56)	34.39	15.26	1,042.30		2.50
12/31/2023	28.80	.80	3.27	4.07	(.84 )	—	(.84 )	32.03	14.29	989.30		2.65
12/31/2022	33.51	.72	(4.69)	(3.97)	(.56 )	(.18 )	(.74 )	28.80	(11.86)	997.30		2.38
12/31/2021	30.23	.57	4.23	4.80	(.48 )	(1.04)	(1.52)	33.51	16.08	1,334.30		1.75
12/31/2020	28.53	.56	2.53	3.09	(.48 )	(.91 )	(1.39)	30.23	11.15	1,623.30		1.96
Class R-6:
12/31/2024	32.00	.88	4.05	4.93	(.83 )	(1.75)	(2.58)	34.35	15.30	55,173.25		2.55
12/31/2023	28.77	.81	3.27	4.08	(.85 )	—	(.85 )	32.00	14.36	48,223.25		2.71
12/31/2022	33.48	.73	(4.68)	(3.95)	(.58 )	(.18 )	(.76 )	28.77	(11.83)	40,966.25		2.44
12/31/2021	30.21	.59	4.22	4.81	(.50 )	(1.04)	(1.54)	33.48	16.12	46,946.25		1.82
12/31/2020	28.51	.57	2.53	3.10	(.49 )	(.91 )	(1.40)	30.21	11.22	32,488.26		2.00
Refer to the end of the table for footnotes.

American Balanced Fund	92

Financial highlights (continued)

Portfolio turnover rate for all share classes[9,10]	Year ended December 31,
	2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	44%	42%	52%	53%[11]	65%
Including mortgage dollar roll transactions	131%	171%	157%	158%[11]	176%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[5]	Amount less than $1 million.
[6]	Based on operations for a period that is less than a full year.
[7]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[8]	Not annualized.
[9]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[10]	Refer to Note 5 for more information on mortgage dollar rolls.
[11]
Includes the value of securities sold due to redemptions of shares in-kind. If the value of securities sold due to in-kind redemptions were excluded, the portfolio turnover rates excluding and including mortgage dollar roll transactions would have been 46% and 152%, respectively, for the year ended December 31, 2021.

Refer to the notes to financial statements.

93	American Balanced Fund

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Balanced Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of American Balanced Fund (the "Fund"), including the investment portfolio, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

American Balanced Fund	94

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2024:
Long-term capital gains	$12,084,292,000
Qualified dividend income	$2,310,324,000
Section 199A dividends	$102,882,000
Section 163(j) interest dividends	$2,961,614,000
Corporate dividends received deduction	$1,919,921,000
U.S. government income that may be exempt from state taxation	$941,838,000
Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

95

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Balanced Fund	96

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

97	American Balanced Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Balanced Fund	98

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Balanced Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: March 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: March 07, 2025

By   /s/ Hong T. Le

Hong T. Le,

Treasurer and Principal Financial Officer

Date: March 07, 2025